UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03980

MORGAN STANLEY INSTITUTIONAL FUND TRUST
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN
522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-548-7786

Date of fiscal year end:	9/30

Date of reporting period:	6/30/09

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close or the reporting period pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Advisory Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (95.4%)
Agency Adjustable Rate Mortgages (1.9%)
Government National Mortgage Association,
Various Pools:
4.13%, 10/20/25 - 12/20/25	$666	$677
4.38%, 1/20/25 - 3/20/25	1,185	1,220
4.63%, 7/20/25 - 9/20/27	513	527
5.38%, 5/20/24 - 6/20/26	2,225	2,303
		4,727
Agency Fixed Rate Mortgages (81.9%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
9.00%, 10/1/16	4	5
9.50%, 10/1/16 - 10/1/19	68	76
10.00%, 10/1/09 - 12/1/20	460	511
10.25%, 12/1/11	2	2
10.50%, 9/1/09 - 12/1/20	264	295
11.00%, 2/1/11 - 9/1/20	164	186
11.25%, 6/1/10 - 12/1/15	3	4
11.50%, 12/1/09 - 9/1/19	105	119
11.75%, 8/1/14	1	1
12.00%, 10/1/09 - 7/1/20	125	145
12.50%, 10/1/09 - 6/1/15	6	7
13.00%, 9/1/10 - 12/1/13	—@	—@
13.50%, 2/1/10	—@	—@
Gold Pools:
4.50%, 5/1/23	4,940	5,046
5.50%, 12/1/36 - 12/1/37	8,466	8,753
6.00%, 10/1/28 - 9/1/38	9,042	9,452
6.50%, 5/1/21 - 2/1/33	686	736
7.00%, 5/1/28 - 10/1/32	259	281
7.50%, 2/1/23 - 7/1/32	1,950	2,113
8.00%, 5/1/20 - 12/1/31	1,838	2,019
8.50%, 8/1/14 - 7/1/31	4,386	4,829
9.00%, 10/1/17 - 1/1/31	495	547
9.50%, 11/1/16 - 12/1/22	248	277
10.00%, 6/1/17 - 4/1/25	187	208
10.50%, 7/1/19 - 12/1/20	69	79
11.00%, 8/1/19 - 9/1/20	50	57
11.50%, 2/1/16 - 6/1/20	40	44
12.00%, 6/1/20	43	50
12.50%, 7/1/19	2	3
July TBA:
5.50%, 7/15/39(i)	600	619
August TBA:
6.50%, 8/15/39(i)	8,925	9,454
Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/18	72	75
5.00%, 10/1/35 - 4/1/39	27,277	27,866
5.50%, 3/1/17 - 8/1/38	42,250	43,760
6.00%, 4/1/13 - 10/1/38	13,632	14,270
6.50%, 6/1/15 - 9/1/37	4,990	5,367
7.00%, 1/1/14 - 9/1/34	1,160	1,273
7.50%, 10/1/12 - 8/1/36	4,666	5,088
8.00%, 7/1/14 - 4/1/33	6,214	6,781
8.50%, 8/1/11 - 9/1/31	6,213	6,780
9.00%, 6/1/18 - 4/1/26	168	184
9.50%, 8/1/17 - 4/1/30	1,166	1,281
10.00%, 1/1/10 - 11/1/25	894	989
10.50%, 10/1/11 - 6/1/27	259	291
11.00%, 10/1/13 - 7/1/25	132	150
11.50%, 8/1/11 - 8/1/25	215	247
12.00%, 7/1/13 - 5/1/20	63	72
12.50%, 2/1/15 - 9/1/15	78	92
July TBA:
5.50%, 7/25/39(i)	11,675	12,053
6.50%, 7/25/39(i)	875	932
August TBA:
4.50%, 8/25/24 - 8/25/39(i)	12,575	12,557
5.00%, 8/25/39(i)	4,700	4,767
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	17	18
6.50%, 10/15/10	5	5
8.50%, 7/15/16 - 3/15/20	338	367
9.00%, 11/15/16 - 8/15/21	52	57
9.50%, 10/15/16	25	28
10.00%, 11/15/09 - 8/15/21	701	766
10.50%, 4/15/13 - 5/15/21	395	439
11.00%, 12/15/09 - 4/15/21	948	1,041
11.50%, 3/15/10 - 2/15/16	163	180
12.00%, 11/15/12 - 10/15/15	107	120
12.50%, 5/15/10 - 7/15/15	25	28
13.00%, 1/15/11 - 10/15/13	15	16
13.50%, 5/15/10 - 5/15/13	16	18
July TBA:
4.50%, 7/15/39(i)	4,675	4,668
6.00%, 7/15/39(i)	9,425	9,818
		208,362
Collateralized Mortgage Obligations — Agency Collateral Series (1.9%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO REMIC
6.63%, 6/17/27	72	6
7.18%, 8/15/30	37	3
8.18%, 9/15/30	593	53
IO PAC REMIC
1.00%, 2/15/27	2,089	39
7.00%, 9/15/27	25	3
IO REMIC
5.50%, 7/15/30	653	9
8.00%, 10/15/12	40	3
IO STRIPS
6.50%, 8/1/28	69	9
7.00%, 6/1/30 - 3/1/32	1,653	261
7.50%, 4/1/28 - 9/1/30	727	120
8.00%, 1/1/28 - 6/1/31	1,621	276
10.00%, 5/1/20 - 6/1/20	28	4
PAC REMIC
8.55%, 1/15/21	16	17
9.50%, 4/15/20	44	48
9.60%, 4/15/20	40	44
10.00%, 5/15/20 - 6/15/20	129	142
Federal National Mortgage Association,
Inv Fl IO REMIC
7.23%, 2/17/31	340	26
7.66%, 7/18/27	288	11
8.18%, 11/18/30	531	43
8.19%, 7/25/30 - 8/25/30	778	71
8.29%, 10/25/29	161	5
80.16%, 9/25/22	57	59
Inv Fl REMIC
62.42%, 9/25/20	33	62
461.72%, 12/25/21	—@	—@
IO PAC REMIC
8.00%, 8/18/27 - 9/18/27	1,951	289
IO REMIC
5.50%, 3/25/17	90	3
6.00%, 8/25/32 - 7/25/33	3,063	363
7.00%, 5/25/33	2,229	353
8.00%, 7/18/27 - 12/25/30	343	57
809.00%, 6/25/21	—@	—@
IO STRIPS
7.50%, 4/1/27 - 1/1/32	526	75
8.00%, 2/1/23 - 6/1/30	1,973	328

Morgan Stanley Institutional Fund Trust

Advisory Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
IO STRIPS (cont’d)
8.50%, 10/1/24 - 10/1/25	$969	$144
9.00%, 11/1/26	498	77
9.50%, 9/1/18	—@	—@
PAC REMIC
8.50%, 9/25/20	25	27
8.75%, 11/25/19	4	4
1,009.00%, 9/25/20	—@	3
1,158.07%, 7/25/21	—@	1
REMIC
7.00%, 9/25/32	1,441	1,565
Government National Mortgage Association,
Inv Fl IO
7.63%, 9/16/27	136	14
7.84%, 5/20/31	604	66
8.23%, 12/16/29	358	43
8.28%, 8/16/29	276	26
		4,752
Collateralized Mortgage Obligations — Non Agency Collateral Series (0.0%)
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	14	3
Lehman Structured Securities Corp.,
IO
7.00%, 10/26/29(e)(l)	4,953	124
		127
Mortgages — Other (1.4%)
American Express Co.,
9.63%, 12/1/12(d)(l)	41	41
American Home Mortgage Assets,
0.72%, 10/25/46(d)(h)(l)	3,681	8
American Home Mortgage Investment Trust,
0.73%, 3/25/46(d)(h)(l)	2,318	6
1.03%, 11/25/45(d)(h)(l)	2,675	10
American Housing Trust,
9.55%, 9/25/20	157	125
Countrywide Alternative Loan Trust,
0.58%, 12/25/46(h)	5,718	713
0.60%, 10/25/35(h)	554	349
0.83%, 7/25/46(d)(h)(l)	5,022	18
0.94%, 3/25/47(d)(h)(l)	1,848	3
1.11%, 6/25/46(d)(h)(l)	6,186	9
1.56%, 6/25/47(d)(h)(l)	1,815	20
3.03%, 12/20/46(h)	1,439	146
Gemsco Mortgage Pass Through Certificate,
8.70%, 11/25/10(d)(l)	1	1
Impac CMB Trust,
1.15%, 9/25/34(h)	44	13
Lehman XS Trust,
0.72%, 8/25/46(d)(h)(l)	6,150	13
Mastr Adjustable Rate Mortgages Trust,
0.96%, 4/25/46(d)(h)(l)	4,409	6
1.06%, 4/25/46(d)(h)(l)	991	—@
1.51%, 5/25/47(d)(h)(l)	4,188	18
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	2	2
Structured Asset Mortgage Investments, Inc.,
0.59%, 7/25/46(h)	1,903	241
0.61%, 5/25/46(h)	1,985	225
0.84%, 12/25/35(d)(h)(l)	3,889	42
WaMu Mortgage Pass Through Certificates,
0.57%, 10/25/45(h)	20	19
0.58%, 4/25/45(h)	2,515	786
0.66%, 6/25/46(h)	1,172	91
0.67%, 7/25/45(h)	2,093	558
		3,463
U.S. Treasury Securities (8.3%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19	27,385	18,009
U.S. Treasury Bond,
3.63%, 4/15/28	2,531	3,087
		21,096
Total Fixed Income Securities (Cost $309,768)		242,527

No. of
Contracts
Call Options Purchased (0.1%)
EuroDollar 2-Year Mid-Curve Call at $97.75, expiring 9/11/09 (a) (Cost $1,125)	1,455	145

Shares
Short Term Investments (44.9%)
Securities held as Collateral on Loaned Securities (12.3%)
Investment Company (9.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	23,530,206	23,530

Face Amount
(000)
Repurchase Agreement (3.0%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $7,664; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $7,817.	$7,664	7,664
31,194

Shares
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	11,602,183	11,602

	Face Amount
	(000)
U.S. Agency Securities (12.2%)
Federal Home Loan Bank,
0.20%, 8/11/09 - 8/21/09 (t)	$21,150	21,147
Federal National Mortgage Association,
0.18%, 8/14/09 (t)	10,000	9,999
		31,146
U.S. Treasury Securities (15.8%)
U.S. Treasury Bills,
0.13%, 8/6/09 (c)(r)	8,000	7,999
0.15%, 8/13/09 (c)(r)	4,000	3,999
0.15%, 8/20/09 (r)	2,000	2,000
0.16%, 9/10/09 (c)(r)	17,000	16,995

Morgan Stanley Institutional Fund Trust

Advisory Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Treasury Securities (cont’d)
0.27%, 11/12/09 (c)(j)(r)	$9,370	$9,362
		40,355
Total Short-Term Investments (Cost $114,291)		114,297
Total Investments (140.4%) (Cost $425,184) — Including $31,400 of Securities Loaned +		356,969
Liabilities in Excess of Other Assets (-40.4%)		(102,715)
Net Assets (100%)		$254,254

(a)                                 Non-income producing security.

(c)                                 All or a portion of security on loan at June 30, 2009. At June 30, 2009, the Portfolio had loaned securities with a total value of $31,400,000. This was secured by collateral of $31,194,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)                                At June 30, 2009, the Portfolio held approximately $195,000 of fair valued securities, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)                                Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2009.

(i)                                    Security is subject to delayed delivery.

(j)                                    All or a portion of the security was pledged to cover margin requirements for futures contracts.

(l)                                    Security has been deemed illiquid at June 30, 2009.

(p)                                The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $63,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $681,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $1,021,380,000 and $1,086,764,000, respectively.

(r)                                   Rate shown is the yield to maturity at June 30, 2009.

(t)                                   Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

@                                   Face Amount/Value is less than $500.

+                                        At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $425,184,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $68,215,000 of which $3,844,000 related to appreciated securities and $72,059,000 related to depreciated securities.

Inv Fl                Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2009.

IO                                  Interest Only

PAC                      Planned Amortization Class

REMIC        Real Estate Mortgage Investment Conduit

STRIPS      Separate Trading of Registered Interest and Principal of Securities

TBA                     To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
90 Day
EuroDollar	58	$14,117	Mar-11	$(41)
90 Day
EuroDollar	58	14,068	Jun-11	(42)
90 Day
EuroDollar	58	14,024	Sep-11	(42)
90 Day
EuroDollar	58	13,984	Dec-11	(38)
U.S. Treasury
2 yr. Note	263	56,865	Sep-09	(96)
U.S. Treasury
5 yr. Note	416	47,723	Sep-09	(61)
Short:
U.S. Treasury
10 yr. Note	123	14,301	Sep-09	10
U.S. Treasury
Long Bond	49	5,799	Sep-09	(126)
				$(436)

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
EuroDollar 2-Year Mid-Curve Call at $98.50, expiring 9/11/09	1,208	$142	$(8)

Morgan Stanley Institutional Fund Trust

Advisory Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital
	3 Month LIBOR	Pay	4.66%	5/27/19	$11,203	$(37)
	3 Month LIBOR+ 1.35%	Receive	3.63	4/15/28	2,957	49
	3 Month LIBOR	Receive	4.04	5/27/39	2,569	46
UBS
	3 Month LIBOR	Pay	4.66	5/27/19	32,707	(84)
	3 Month LIBOR	Receive	4.04	5/27/39	7,570	136
						$110

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Barclays Capital
	$24,020	3 Month LIBOR	Pay	11/15/19	$(1,011)
	11,850	3 Month LIBOR	Receive	11/15/19	(770)
					$(1,781)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Advisory Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Assets:
Call Options Purchased	$145	$—	$—	$145
Fixed Income Securities
Agency Adjustable Rate Mortgages	—	4,727	—	4,727
Agency Fixed Rate Mortgages	—	208,362	—	208,362
Collateralized Mortgage Obligations — Agency Collateral Series	—	4,752	—	4,752
Collateralized Mortgage Obligations — Non Agency Collateral Series	—	127	—	127
Mortgages — Other	—	3,268	195	3,463
U.S. Treasury Securities	—	21,096	—	21,096
Total Fixed Income Securities	—	242,332	195	242,527
Futures Contracts	10	—	—	10
Interest Rate Swap Contracts	—	231	—	231
Short-Term Investments
Investment Company	35,132	—	—	35,132
Repurchase Agreement	—	7,664	—	7,664
U.S. Agency Securities	—	31,146	—	31,146
U.S. Treasury Securities	—	40,355	—	40,355
Total Short-Term Investments	35,132	79,165	—	114,297
Total Assets	35,287	321,728	195	357,210

Liabilities:
Futures Contracts	(446)	—	—	(446)
Interest Rate Swap Contracts	—	(121)	—	(121)
Options Written	(8)	—	—	(8)
Zero Coupon Swap Contracts	—	(1,781)	—	(1,781)
Total Liabilities	(454)	(1,902)	—	(2,356)
Total	$34,833	$319,826	$195	$354,854

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income
Securities
Balance as of 9/30/08	$71,970
Accrued discounts/premiums	—
Realized gain (loss)	(59,512)
Change in unrealized appreciation (depreciation)	51,265
Net purchases (sales)	(26,511)
Net transfers in and/or out of Level 3	(37,017)
Balance as of 6/30/09	$195
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$113

Morgan Stanley Institutional Fund Trust

Advisory Portfolio II

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (87.3%)
Agency Fixed Rate Mortgages (75.1%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
9.00%, 10/1/16	$3	$3
9.50%, 10/1/16 - 1/1/17	13	14
10.00%, 9/1/10 - 11/1/20	68	75
10.25%, 12/1/11	1	1
10.50%, 9/1/09 - 12/1/20	190	213
11.00%, 2/1/11 - 9/1/20	96	109
11.25%, 6/1/10 - 12/1/15	2	2
11.50%, 12/1/09 - 9/1/19	69	78
11.75%, 8/1/14	1	1
12.00%, 10/1/09 - 7/1/20	90	104
12.50%, 10/1/09 - 6/1/15	4	4
13.00%, 9/1/10 - 12/1/13	—@	—@
13.50%, 2/1/10	—@	—@
Gold Pools:
5.00%, 6/1/36 - 4/1/38	5,927	6,041
5.50%, 4/1/37 - 12/1/37	9,111	9,420
6.00%, 10/1/28 - 10/1/37	4,272	4,468
6.50%, 10/1/28 - 2/1/33	407	437
7.50%, 12/1/29 - 2/1/31	5	5
8.00%, 5/1/20 - 8/1/30	9	10
8.50%, 8/1/14 - 12/1/30	69	77
9.00%, 10/1/17 - 1/1/31	320	355
9.50%, 12/1/16 - 10/1/17	24	26
10.00%, 6/1/17 - 4/1/25	70	78
10.50%, 7/1/19 - 12/1/20	52	59
11.00%, 8/1/19 - 9/1/20	40	45
11.50%, 2/1/16 - 6/1/20	26	29
12.00%, 6/1/20	56	64
12.50%, 7/1/19	1	2
July TBA:
5.50%, 7/15/39(i)	300	310
Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/18	92	96
5.00%, 3/1/39 - 4/1/39	2,170	2,213
5.50%, 3/1/17 - 8/1/38	9,276	9,606
6.00%, 4/1/13 - 1/1/39	6,243	6,535
6.50%, 6/1/15 - 4/1/34	2,826	3,043
7.50%, 10/1/12 - 7/1/31	53	58
8.00%, 7/1/14 - 8/1/31	630	688
8.50%, 8/1/11 - 1/1/31	24	26
9.00%, 12/1/21 - 4/1/26	125	137
9.50%, 7/1/17 - 2/1/20	12	14
10.00%, 10/1/12 - 11/1/25	276	306
10.50%, 10/1/11 - 6/1/27	222	250
11.00%, 10/1/13 - 7/1/25	86	98
11.50%, 8/1/11 - 8/1/25	176	202
12.00%, 7/1/13 - 5/1/20	40	46
12.50%, 2/1/15 - 9/1/15	95	111
July TBA:
5.50%, 7/25/39(i)	3,725	3,845
August TBA:
4.50%, 8/25/24 - 8/25/39(i)	5,850	5,869
5.00%, 8/25/39(i)	1,850	1,877
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	11	11
6.50%, 10/15/10	3	4
8.50%, 7/15/16 - 3/15/20	294	319
9.00%, 11/15/16 - 8/15/21	44	48
10.00%, 11/15/09 - 1/15/21	10	11
10.50%, 4/15/13 - 2/15/21	272	302
11.00%, 12/15/09 - 11/20/19	226	249
11.50%, 3/15/10 - 2/15/16	107	118
12.00%, 11/15/12 - 10/15/15	70	78
12.50%, 5/15/10 - 7/15/15	16	18
13.00%, 1/15/11 - 10/15/13	10	11
13.50%, 5/15/10 - 5/15/13	11	12
July TBA:
4.50%, 7/15/39(i)	1,775	1,772
5.00%, 7/15/39(i)	1,400	1,427
		61,430
Collateralized Mortgage Obligations — Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO REMIC
6.63%, 6/17/27	47	4
7.18%, 8/15/30	24	2
8.18%, 9/15/30	632	56
IO PAC REMIC
7.00%, 9/15/27	16	2
IO REMIC
5.50%, 7/15/30	518	7
8.00%, 10/15/12	26	2
IO STRIPS
6.50%, 8/1/28	45	6
7.50%, 8/15/30	15	2
8.00%, 1/1/28	125	22
10.00%, 5/1/20 - 6/1/20	18	3
PAC REMIC
8.55%, 1/15/21	11	12
9.50%, 4/15/20	39	42
9.60%, 4/15/20	35	38
10.00%, 5/15/20 - 6/15/20	147	161
Federal National Mortgage Association,
Inv Fl IO REMIC
7.66%, 7/18/27	189	7
8.18%, 11/18/30	347	28
8.19%, 7/25/30 - 8/25/30	761	69
80.16%, 9/25/22	74	76
Inv Fl REMIC
62.42%, 9/25/20	43	80
461.72%, 12/25/21	—@	—@
IO REMIC
5.50%, 3/25/17	59	2
6.00%, 8/25/32	67	5
8.00%, 12/25/30	38	6
809.00%, 6/25/21	—@	—@
IO STRIPS
9.50%, 9/1/18	—@	—@
PAC REMIC
8.50%, 9/25/20	16	18
8.75%, 11/25/19	2	2
1,158.07%, 7/25/21	—@	1
Government National Mortgage Association,
Inv Fl IO
7.63%, 9/16/27	89	9
7.84%, 5/20/31	781	86
		748
Collateralized Mortgage Obligations — Non Agency Collateral Series (0.2%)
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	9	2
Lehman Structured Securities Corp.,
IO
7.00%, 10/26/29(e)(l)	6,455	162
		164
Mortgages — Other (0.3%)
American Housing Trust,
9.55%, 9/25/20	214	171

Morgan Stanley Institutional Fund Trust

Advisory Portfolio II

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
Countrywide Alternative Loan Trust,
0.83%, 7/25/46(d)(h)(l)	$3,090	$11
0.94%, 3/25/47(d)(h)(l)	1,210	2
1.11%, 6/25/46(d)(h)(l)	3,800	6
1.56%, 6/25/47(d)(h)(l)	1,110	12
Impac CMB Trust,
1.15%, 9/25/34(h)	29	9
Mastr Adjustable Rate Mortgages Trust,
0.96%, 4/25/46(d)(h)(l)	2,710	3
1.06%, 4/25/46(d)(h)(l)	649	—@
1.51%, 5/25/47(d)(h)(l)	2,740	12
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	2	1
		227
U.S. Treasury Securities (10.8%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	14,455	8,842
U.S. Treasury Note,
1.75%, 1/31/14	10	10
		8,852
Total Fixed Income Securities (Cost $73,033)		71,421

No. of
Contracts
Call Options Purchased (0.0%)
EuroDollar 2-Year Mid-Curve Call at $ 97.75, expiring 9/11/09(a) (Cost $260)	346	35

Shares
Short-Term Investments (38.8%)
Investment Company (36.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	29,464,600	29,465

	Face Amount
	(000)
U.S. Treasury Security (2.8%)
U.S. Treasury Bill,
0.27%, 11/12/09(j)(r)	$2,246	2,244
Total Short-Term Investments (Cost $31,708)		31,709
Total Investments (126.1%) (Cost $105,001) +		103,165
Liabilities in Excess of Other Assets (-26.1%)		(21,358)
Net Assets (100%)		$81,807

(a)                                 Non-income producing security.

(d)                                At June 30, 2009, the Portfolio held approximately $46,000 of fair valued securities, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)                                Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2009.

(i)                                    Security is subject to delayed delivery.

(j)                                    All or a portion of the security was pledged to cover margin requirements for futures contracts.

(l)                                    Security has been deemed illiquid at June 30, 2009.

(p)                                The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $33,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $292,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $759,614,000 and $832,886,000, respectively.

(r)                                   Rate shown is the yield to maturity at June 30, 2009.

@                                   Face Amount/Value is less than $500.

+                                        At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $105,001,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,836,000 of which $1,203,000 related to appreciated securities and $3,039,000 related to depreciated securities.

Inv Fl                Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2009.

IO                                  Interest Only

PAC                      Planned Amortization Class

REMIC        Real Estate Mortgage Investment Conduit

STRIPS      Separate Trading of Registered Interest and Principal of Securities

TBA                     To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
90 Day
EuroDollar	17	$4,137	Mar-11	$(12)
90 Day
EuroDollar	17	4,123	Jun-11	(13)
90 Day
EuroDollar	17	4,111	Sep-11	(14)
90 Day
EuroDollar	17	4,099	Dec-11	(14)
U.S. Treasury
2 yr. Note	73	15,784	Sep-09	(27)
U.S. Treasury
5 yr. Note	124	14,225	Sep-09	(15)
Short:
U.S. Treasury
10 yr. Note	37	4,302	Sep-09	35
U.S. Treasury
Long Bond	45	5,326	Sep-09	(124)
				$(184)

Morgan Stanley Institutional Fund Trust

Advisory Portfolio II

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
EuroDollar 2-Year Mid-Curve Call at $98.50, expiring 9/11/09	287	$28	$(2)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Barclays Capital
	3 Month LIBOR	Pay	4.66%	5/27/19	$3,370	$(11)
	3 Month LIBOR	Receive	4.04	5/27/39	773	14
UBS
	3 Month LIBOR	Pay	4.66	5/27/19	9,838	(25)
	3 Month LIBOR	Receive	4.04	5/27/39	2,277	41
						$19

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Barclays Capital
	$3,741	3 Month LIBOR	Pay	11/15/19	$(157)
	6,110	3 Month LIBOR	Receive	11/15/19	(397)
Deutsche Bank
	730	3 Month LIBOR	Receive	11/15/21	(48)
	4,592	3 Month LIBOR	Pay	11/15/21	(89)
JPMorgan Chase
	557	3 Month LIBOR	Pay	11/15/21	(23)
					$(714)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Advisory Portfolio II

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Assets:
Call Options Purchased	$35	$—	$—	$35
Fixed Income Securities
Agency Fixed Rate Mortgages	—	61,430	—	61,430
Collateralized Mortgage Obligations — Agency Collateral Series	—	748	—	748
Collateralized Mortgage Obligations — Non Agency Collateral Series	—	164	—	164
Mortgages — Other	—	181	46	227
U.S. Treasury Securities	—	8,852	—	8,852
Total Fixed Income Securities	—	71,375	46	71,421
Futures Contracts	35	—	—	35
Interest Rate Swap Contracts	—	55	—	55
Short-Term Investments
Investment Company	29,465	—	—	29,465
U.S. Treasury Security	—	2,244	—	2,244
Total Short-Term Investments	29,465	2,244	—	31,709
Total Assets	29,535	73,674	46	103,255

Liabilities:
Futures Contracts	(219)	—	—	(219)
Interest Rate Swap Contracts	—	(36)	—	(36)
Options Written	(2)	—	—	(2)
Zero Coupon Swap Contracts	—	(714)	—	(714)
Total Liabilities	(221)	(750)	—	(971)
Total	$29,314	$72,924	$46	$102,284

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income
Securities
Balance as of 9/30/08	$50,209
Accrued discounts/premiums	—
Realized gain (loss)	(29,934)
Change in unrealized appreciation (depreciation)	23,092
Net purchases (sales)	(29,206)
Net transfers in and/or out of Level 3	(14,115)
Balance as of 6/30/09	$46
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$(27)

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (35.7%)
Agency Fixed Rate Mortgages (13.0%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
5.00%, 10/1/35	$602	$615
August TBA:
6.50%, 8/15/39(i)	500	530
Federal National Mortgage Association,
Conventional Pools:
5.50%, 11/1/35 - 8/1/38	2,901	3,004
6.00%, 7/1/37 - 10/1/38	1,551	1,623
July TBA:
5.50%, 7/25/39(i)	125	129
6.50%, 7/25/39(i)	75	80
August TBA:
4.50%, 8/25/24 - 8/25/39(i)	825	828
5.00%, 8/25/39(i)	525	532
Government National Mortgage Association,
July TBA:
4.50%, 7/15/39(i)	200	199
5.00%, 7/15/39(i)	400	408
		7,948
Finance (2.4%)
American Express Co.,
8.13%, 5/20/19	105	109
Bank of America Corp.,
5.65%, 5/1/18	140	124
Bank of America Funding Corp.,
7.63%, 6/1/19	55	55
Barclays Bank PLC,
6.75%, 5/22/19	50	50
Citigroup, Inc.,
6.13%, 5/15/18	100	88
General Electric Capital Corp.,
5.88%, 1/14/38	325	258
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	215	210
JPMorgan Chase & Co.,
6.40%, 5/15/38	230	231
MetLife, Inc.,
7.72%, 2/15/19	100	107
PNC Funding Corp.,
6.70%, 6/10/19	50	52
Travelers Cos., Inc. (The),
5.90%, 6/2/19	110	113
Wells Fargo & Co.,
5.63%, 12/11/17	100	99
		1,496
Industrials (5.6%)
Amgen, Inc.,
5.70%, 2/1/19	85	90
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14(e)	40	40
Arcelor Mittal,
9.85%, 6/1/19	100	108
Archer-Daniels-Midland Co.,
6.45%, 1/15/38	110	120
AstraZeneca plc,
6.45%, 9/15/37	100	111
AT&T, Inc.,
6.30%, 1/15/38	200	194
Bottling Group LLC,
5.13%, 1/15/19	100	102
BP Capital Markets plc,
4.75%, 3/10/19	110	110
Bristol-Myers Squibb Co.,
5.88%, 11/15/36	110	114
Cisco Systems, Inc.,
4.95%, 2/15/19	30	30
Comcast Corp.,
5.70%, 5/15/18	155	156
ConocoPhillips,
5.75%, 2/1/19	125	132
CVS Caremark Corp.,
6.60%, 3/15/19	105	112
Delhaize America, Inc.,
9.00%, 4/15/31	90	110
Devon Financing Corp. ULC,
7.88%, 9/30/31	70	83
General Mills, Inc.,
5.65%, 2/15/19	60	63
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	110	120
Home Depot, Inc.,
5.40%, 3/1/16	110	110
International Business Machines Corp.,
8.00%, 10/15/38	100	130
Kraft Foods, Inc.,
7.00%, 8/11/37	80	85
McDonald’s Corp.,
6.30%, 10/15/37	100	108
Merck & Co., Inc.,
5.00%, 6/30/19	105	106
Microsoft Corp.,
4.20%, 6/1/19	55	54
News America, Inc.,
6.90%, 3/1/19(e)	40	42
Pfizer, Inc.,
6.20%, 3/15/19	65	71
Procter & Gamble Co. (The),
5.55%, 3/5/37	20	20
Roche Holdings, Inc.,
6.00%, 3/1/19(e)	70	75
Telecom Italia Capital S.A.,
7.18%, 6/18/19	105	107
Time Warner Cable, Inc.,
6.75%, 7/1/18 - 6/15/39	65	66
8.25%, 4/1/19	40	45
Time Warner, Inc.,
5.88%, 11/15/16(c)	25	25
Transocean, Inc.,
6.00%, 3/15/18	60	62
Union Pacific Corp.,
7.88%, 1/15/19	100	115
United Parcel Service, Inc.,
5.13%, 4/1/19	50	53
Verizon Communications, Inc.,
8.95%, 3/1/39	140	177
Wal-Mart Stores, Inc.,
6.50%, 8/15/37	70	78
Wyeth,
5.45%, 4/1/17	30	31
XTO Energy, Inc.,
5.50%, 6/15/18	80	80
		3,435
Mortgages — Other (0.0%)
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	—@	—@

Municipal Bonds (0.2%)
California State, General Obligation Bonds,
5.95%, 4/1/16	50	48
Illinois Toll Highway Authority,
6.18%, 1/1/34	50	51
		99

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Sovereign (0.2%)
Federal Republic of Germany,
4.88%, 6/17/19(c)	$35	$36
Federative Republic of Brazil,
6.00%, 1/17/17	100	103
		139
U.S. Agency Securities (2.8%)
Federal Home Loan Mortgage Corp.,
1.75%, 6/15/12(c)	450	449
2.50%, 1/7/14(c)	800	793
3.00%, 7/28/14(c)	150	151
4.88%, 6/13/18(c)	300	323
		1,716
U.S. Treasury Securities (10.7%)
U.S. Treasury Bond,
6.25%, 8/15/23(c)	1,040	1,267
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/20	725	444
U.S. Treasury Inflation Indexed Bonds,
3.63%, 4/15/28	92	113
U.S. Treasury Note,
0.88%, 3/31/11 - 5/31/11(c)	3,390	3,383
1.75%, 3/31/14(c)	180	174
2.25%, 5/31/14(c)	800	789
2.75%, 2/15/19(c)	340	319
3.13%, 5/15/19	97	94
		6,583
Utilities (0.8%)
E.ON International Finance B.V.,
5.80%, 4/30/18(e)	80	83
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	110	108
Peco Energy Co.,
5.35%, 3/1/18	60	61
Progress Energy, Inc.,
7.05%, 3/15/19	60	67
Public Service Co. of Colorado,
5.80%, 8/1/18	55	59
Virginia Electric and Power Co.,
5.40%, 4/30/18	120	125
		503
Total Fixed Income Securities (Cost $21,866)		21,919

	Shares
Common Stocks (50.8%)
Aerospace & Defense (1.3%)
Boeing Co. (The)	2,850	121
General Dynamics Corp.	1,400	78
Honeywell International, Inc.	2,700	85
L-3 Communications Holdings, Inc.	600	42
Lockheed Martin Corp.	1,050	85
Northrop Grumman Corp.	1,100	50
Precision Castparts Corp.	600	44
Raytheon Co.	1,450	64
Rockwell Collins, Inc.	800	33
United Technologies Corp.	3,600	187
		789
Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	4,579	239
Expeditors International of Washington, Inc.	10,164	339
FedEx Corp.	200	11
United Parcel Service, Inc., Class B	500	25
		614
Airlines (0.0%)
Southwest Airlines Co.	400	3

Auto Components (0.1%)
Goodyear Tire & Rubber Co. (The) (a)	1,000	11
Johnson Controls, Inc.	2,300	50
		61
Automobiles (0.1%)
Ford Motor Co. (a)	8,700	53
General Motors Corp. (a)	2,200	2
Harley-Davidson, Inc.	900	15
		70
Beverages (1.0%)
Coca-Cola Co. (The)	7,580	364
PepsiCo., Inc.	4,925	270
		634
Biotechnology (0.9%)
Amgen, Inc. (a)	4,000	212
Biogen Idec, Inc. (a)	1,300	59
Celgene Corp. (a)	1,500	72
Genzyme Corp. (a)	1,100	61
Gilead Sciences, Inc. (a)	3,300	154
		558
Capital Markets (0.5%)
Ameriprise Financial, Inc.	500	12
Bank of New York Mellon Corp. (The)	1,900	56
Charles Schwab Corp. (The)	1,800	31
Franklin Resources, Inc.	300	22
Goldman Sachs Group, Inc. (The)	700	103
Invesco Ltd.	900	16
Northern Trust Corp.	400	21
State Street Corp.	800	38
T. Rowe Price Group, Inc.	500	21
		320
Chemicals (1.2%)
Monsanto Co.	10,111	752

Commercial Banks (1.2%)
BB&T Corp.	2,600	57
Fifth Third Bancorp.	2,200	16
KeyCorp	1,600	8
M&T Bank Corp.	300	15
PNC Financial Services Group, Inc.	2,000	78
Regions Financial Corp.	2,600	11
SunTrust Banks, Inc.	1,300	21
U.S. Bancorp	8,800	158
Wells Fargo & Co.	15,500	376
		740
Communications Equipment (1.9%)
Cisco Systems, Inc. (a)	23,291	434
Corning, Inc.	1,300	21
Juniper Networks, Inc. (a)	500	12
Motorola, Inc.	1,800	12
QUALCOMM, Inc.	6,292	284
Research In Motion Ltd. (a)	5,453	388
		1,151
Computers & Peripherals (2.0%)
Apple, Inc. (a)	6,554	933
Dell, Inc. (a)	1,900	26
EMC Corp. (a)	1,800	24
Hewlett-Packard Co.	2,200	85
International Business Machines Corp.	1,200	125
Sun Microsystems, Inc. (a)	1,800	17
		1,210

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

		Value
	Shares	(000)
Construction & Engineering (0.1%)
Fluor Corp.	600	$31
Construction Materials (0.6%)
Cemex S.A.B. de C.V. ADR (a)	15,477	145
Martin Marietta Materials, Inc.	2,665	210
		355
Consumer Finance (0.5%)
American Express Co.	12,286	286
Capital One Financial Corp.	600	13
Discover Financial Services	1,000	10
		309
Distributors (0.5%)
Li & Fung Ltd.	125,900	337

Diversified Financial Services (2.3%)
Bank of America Corp.	9,078	120
BM&F Bovespa S.A.	56,999	340
Citigroup, Inc.	9,200	27
CME Group, Inc.	1,159	361
IntercontinentalExchange, Inc. (a)	100	11
JPMorgan Chase & Co.	5,400	184
Leucadia National Corp. (a)	17,483	369
Moody’s Corp.	400	11
NYSE Euronext	500	14
		1,437
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	22,320	554
Verizon Communications, Inc.	9,300	286
		840
Electric Utilities (1.4%)
American Electric Power Co., Inc.	2,000	58
Duke Energy Corp.	6,728	98
Edison International	1,600	50
Entergy Corp.	1,100	85
Exelon Corp.	3,100	159
FirstEnergy Corp.	1,800	70
FPL Group, Inc.	2,100	119
PPL Corp.	2,200	72
Progress Energy, Inc.	1,000	38
Southern Co. (The)	3,100	97
		846
Electrical Equipment (0.4%)
Emerson Electric Co.	3,200	104
First Solar, Inc. (a)	772	125
		229
Electronic Equipment, Instruments & Components (0.0%)
Agilent Technologies, Inc. (a)	300	6
Tyco Electronics Ltd.	500	9
		15
Energy Equipment & Services (0.4%)
Baker Hughes, Inc.	700	26
Halliburton Co.	2,300	48
National Oilwell Varco, Inc. (a)	800	26
Schlumberger Ltd.	2,700	146
Smith International, Inc.	600	15
		261
Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	1,600	73
CVS Caremark Corp.	5,600	178
Kroger Co. (The)	2,400	53
Safeway, Inc.	1,400	29
SYSCO Corp.	2,900	65
Walgreen Co.	3,800	112
Wal-Mart Stores, Inc.	8,700	421
		931
Food Products (0.8%)
Archer-Daniels-Midland Co.	3,102	83
ConAgra Foods, Inc.	2,311	44
General Mills, Inc.	1,667	93
Heinz (H.J.) Co.	1,459	52
Kellogg Co.	1,193	56
Kraft Foods, Inc., Class A	6,348	161
Sara Lee Corp.	1,878	18
		507
Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	2,200	116
Becton Dickinson & Co.	900	64
Boston Scientific Corp. (a)	4,700	48
C.R. Bard, Inc.	600	45
Covidien plc	1,600	60
Gen-Probe, Inc. (a)	2,219	95
Intuitive Surgical, Inc. (a)	924	151
Medtronic, Inc.	3,800	133
St. Jude Medical, Inc. (a)	1,200	49
Stryker Corp.	1,000	40
Zimmer Holdings, Inc. (a)	900	38
		839
Health Care Providers & Services (0.9%)
Aetna, Inc.	1,500	37
Cardinal Health, Inc.	1,400	43
CIGNA Corp.	1,200	29
Express Scripts, Inc. (a)	1,100	76
Humana, Inc. (a)	600	19
McKesson Corp.	1,000	44
Medco Health Solutions, Inc. (a)	1,900	87
UnitedHealth Group, Inc.	4,800	120
WellPoint, Inc. (a)	1,400	71
		526
Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	100	3
International Game Technology	100	2
Marriott International, Inc., Class A	100	2
McDonald’s Corp.	300	17
Starbucks Corp. (a)	23,991	333
Wynn Resorts Ltd. (a)	8,046	284
Yum! Brands, Inc.	200	7
		648
Household Durables (0.2%)
Black & Decker Corp.	100	3
Centex Corp.	300	3
D.R. Horton, Inc.	1,400	13
Fortune Brands, Inc.	600	21
Harman International Industries, Inc.	100	2
Leggett & Platt, Inc.	400	6
Lennar Corp., Class A	400	4
Newell Rubbermaid, Inc.	600	6
Pulte Homes, Inc.	500	4
Snap-On, Inc.	100	3
Stanley Works (The)	400	13
Whirlpool Corp.	400	17
		95
Household Products (1.1%)
Colgate-Palmolive Co.	1,592	112
Kimberly-Clark Corp.	1,600	84
Procter & Gamble Co. (The)	9,780	500
		696
Independent Power Producers & Energy Traders (0.1%)
AES Corp. (The) (a)	3,100	36

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

		Value
	Shares	(000)
Independent Power Producers & Energy Traders (cont’d)
Constellation Energy Group, Inc.	600	$16
		52
Industrial Conglomerates (0.9%)
3M Co.	2,600	156
General Electric Co.	35,600	417
Textron, Inc.	800	8
		581
Information Technology Services (1.5%)
Mastercard, Inc., Class A	2,312	387
Paychex, Inc.	300	7
Redecard S.A.	25,911	397
Total System Services, Inc.	271	3
Visa, Inc., Class A	2,389	149
		943
Insurance (1.0%)
Aflac, Inc.	160	5
Allstate Corp. (The)	240	6
AON Corp.	200	8
Berkshire Hathaway, Inc., Class B (a)	103	298
Chubb Corp.	200	8
Genworth Financial, Inc., Class A	900	6
Hartford Financial Services Group, Inc.	700	8
Lincoln National Corp.	559	10
Loews Corp.	8,073	221
Marsh & McLennan Cos., Inc.	240	5
MetLife, Inc.	390	12
Principal Financial Group, Inc.	470	9
Progressive Corp. (The) (a)	440	7
Prudential Financial, Inc.	200	7
Travelers Cos., Inc. (The)	298	12
		622
Internet & Catalog Retail (1.6%)
Amazon. com, Inc. (a)	12,023	1,006

Internet Software & Services (3.2%)
Baidu, Inc. ADR (a)	1,055	318
eBay, Inc. (a)	12,475	214
Google, Inc., Class A (a)	2,259	952
Tencent Holdings Ltd.	36,000	419
Yahoo!, Inc. (a)	4,137	65
		1,968
Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	700	2
Hasbro, Inc.	600	15
Mattel, Inc.	1,500	24
		41
Life Science Tools & Services (0.7%)
Illumina, Inc. (a)	8,664	337
Thermo Fisher Scientific, Inc. (a)	1,800	74
		411
Machinery (0.9%)
Caterpillar, Inc.	2,400	79
Cummins, Inc.	1,100	39
Danaher Corp.	1,000	62
Deere & Co.	1,600	64
Eaton Corp.	1,000	44
Illinois Tool Works, Inc.	2,000	75
Ingersoll-Rand plc, Class A (a)	1,700	35
ITT Corp.	1,100	49
PACCAR, Inc.	1,755	57
Parker Hannifin Corp.	950	41
		545
Media (0.8%)
CBS Corp., Class B	1,400	10
Comcast Corp., Class A	4,400	64
DIRECTV Group, Inc. (The) (a)	1,400	34
McGraw-Hill Cos., Inc. (The)	5,095	153
News Corp., Class A	3,600	33
Omnicom Group, Inc.	500	16
Time Warner Cable, Inc.	460	14
Time Warner, Inc.	1,833	46
Viacom, Inc., Class B (a)	1,100	25
Walt Disney Co. (The)	3,800	89
		484
Multiline Retail (0.2%)
Sears Holdings Corp. (a)	2,193	146
Multi-Utilities (0.7%)
Ameren Corp.	1,000	25
Consolidated Edison, Inc.	1,200	45
Dominion Resources, Inc.	3,800	127
PG&E Corp.	1,000	38
Public Service Enterprise Group, Inc.	2,600	85
Sempra Energy	1,300	65
Williams Cos., Inc. (The)	1,500	23
		408
Office Electronics (0.0%)
Xerox Corp.	1,000	6

Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	1,300	59
Apache Corp.	800	58
Chesapeake Energy Corp.	1,300	26
Chevron Corp.	4,800	318
ConocoPhillips	3,900	164
Consol Energy, Inc.	500	17
Devon Energy Corp.	1,100	60
El Paso Corp.	2,000	18
EOG Resources, Inc.	700	48
Exxon Mobil Corp.	12,000	839
Hess Corp.	700	38
Marathon Oil Corp.	1,700	51
Murphy Oil Corp.	500	27
Noble Energy, Inc.	600	35
Occidental Petroleum Corp.	1,800	118
Peabody Energy Corp.	700	21
Southwestern Energy Co. (a)	11,757	457
Spectra Energy Corp.	1,300	22
Ultra Petroleum Corp. (a)	15,001	585
Valero Energy Corp.	1,300	22
XTO Energy, Inc.	1,300	50
		3,033
Personal Products (0.1%)
Avon Products, Inc.	1,390	36

Pharmaceuticals (3.8%)
Abbott Laboratories	5,800	273
Allergan, Inc.	5,241	250
Bristol-Myers Squibb Co.	7,300	148
Eli Lilly & Co.	3,200	111
Forest Laboratories, Inc. (a)	1,400	35
Johnson & Johnson	9,900	562
Merck & Co., Inc.	7,800	218
Pfizer, Inc.	24,800	372
Schering-Plough Corp.	5,700	143
Wyeth	5,000	227
		2,339
Professional Services (0.3%)
Corporate Executive Board Co. (The)	4,831	100

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

		Value
	Shares	(000)
Professional Services (cont’d)
Monster Worldwide, Inc. (a)	6,005	$71
		171
Real Estate Management & Development (0.8%)
Brookfield Asset Management, Inc., Class A	29,372	501

Road & Rail (0.1%)
Burlington Northern Santa Fe Corp.	100	7
CSX Corp.	200	7
Norfolk Southern Corp.	200	7
Union Pacific Corp.	300	16
		37
Semiconductors & Semiconductor Equipment (0.9%)
Applied Materials, Inc.	4,363	48
Broadcom Corp., Class A (a)	1,630	40
Intel Corp.	19,750	327
MEMC Electronic Materials, Inc. (a)	700	12
Nvidia Corp. (a)	2,000	23
Texas Instruments, Inc.	4,978	106
		556
Software (0.6%)
Electronic Arts, Inc. (a)	200	4
Salesforce. com, Inc. (a)	6,586	252
VMware, Inc., Class A (a)	3,485	95
		351
Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	1,500	40
NIKE, Inc., Class B	1,700	88
Polo Ralph Lauren Corp.	100	6
VF Corp.	400	22
		156
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	2,300	31

Tobacco (0.9%)
Altria Group, Inc.	8,930	146
Philip Morris International, Inc.	8,930	389
Reynolds American, Inc.	1,000	39
		574
Transportation Infrastructure (0.1%)
China Merchants Holdings (International) Co., Ltd.	22,000	63

Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V., Class L ADR	6,257	242
American Tower Corp., Class A (a)	1,500	48
Sprint Nextel Corp. (a)	9,000	43
		333
Total Common Stocks (Cost $42,975)		31,198
Investment Companies (1.6%)
iShares MSCI EMU Index Fund	200	6
Morgan Stanley Institutional Fund, Inc. International Growth Equity Portfolio, Class I (u)	131,234	987
Total Investment Companies (Cost $1,009)		993
Short-Term Investments (22.7%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	1,864,857	1,865

Face Amount
(000)
Repurchase Agreement (1.0%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $607; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $620.	$607	607
2,472

Shares
Investment Company (11.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	7,190,937	7,191

	Face Amount
	(000)
U.S. Agency Securities (2.5%)
Federal Home Loan Bank,
0.20%, 8/11/09 (t)	$900	900
Federal National Mortgage Association,
0.13%, 7/1/09 (t)	600	600
		1,500
U.S. Treasury Securities (4.5%)
U.S. Treasury Bills,
0.02%, 7/2/09 (r)	800	800
0.13%, 8/6/09 (c)(r)	1,000	1,000
0.15%, 8/13/09 (c)(r)	900	900
0.27%, 11/12/09 (j)(r)	80	80
		2,780
Total Short-Term Investments (Cost $13,943)		13,943
Total Investments (110.8%) (Cost $79,793) — including $9,264 of Securities Loaned (s)+		68,053
Liabilities in Excess of Other Assets (-10.8%)		(6,636)
Net Assets (100%)		$61,417

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

(a)                                 Non-income producing security.

(c)                                 All or a portion of security on loan at June 30, 2009. At June 30, 2009, the Portfolio had loaned securities with a total value of $9,264,000. This was secured by collateral of $2,472,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $6,940,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(e)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(i)                                    Security is subject to delayed delivery.

(j)                                    All or a portion of the security was pledged to cover margin requirements for futures contracts.

(p)                                The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $22,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $163,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $34,280,000 and $57,240,000, respectively.

(r)                                   Rate shown is the yield to maturity at June 30, 2009.

(s)                                 The approximate market value and percentage of the investments, $819,000 and 1.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

(t)                                   Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(u)                                The Portfolio invests in the Morgan Stanley Institutional Fund, Inc. International Growth Equity Portfolio — Class I, (the “International Growth Equity Portfolio”) an open-end management investment company advised by an affiliate of the Adviser. The International Growth Equity Portfolio has a cost basis of $1,009,000, with a value of $987,000. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the International Growth Equity Portfolio. For the period ended June 30, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the International Growth Equity Portfolio. During the period ended June 30, 2009, the Portfolio had purchased 131,234 shares at the cost of $1,009,000 and had sold zero shares.

@                                   Face Amount/Value is less than $500.

+                                        At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $79,793,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $11,740,000 of which $910,000 related to appreciated securities and $12,650,000 related to depreciated securities.

ADR                    American Depositary Receipt

STRIPS      Separate Trading of Registered Interest and Principal of Securities

TBA                     To Be Announced

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
SEK	9,518	$1,234	7/16/09	USD	1,215	$1,215	$(19)
USD	902	902	7/16/09	CAD	1,020	877	(25)
USD	625	625	7/16/09	GBP	380	626	1
USD	934	934	7/16/09	JPY	90,294	937	3
USD	604	604	7/16/09	NOK	3,881	603	(1)
USD	411	411	7/16/09	SEK	3,220	417	6
USD	199	199	7/16/09	SEK	1,600	207	8
		$4,909				$4,882	$(27)

CAD	—	Canadian Dollar
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
90 Day
EuroDollar	2	$482	Dec-11	$(3)
EuroDollar
CME	2	487	Mar-11	(1)
EuroDollar
CME	2	485	Jun-11	(2)
EuroDollar
CME	2	483	Sep-11	(3)
S&P 500 Emini	122	5,585	Sep-09	21
U.S. Treasury
2 yr. Note	8	1,730	Sep-09	3
U.S. Treasury
5 yr. Note	14	1,606	Sep-09	6
Short:
U.S. Treasury
10 yr. Note	11	1,279	Sep-09	(16)
U.S. Treasury
Long Bond	14	1,657	Sep-09	(44)
				$(39)

CME — Chicago Mercantile Exchange

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Barclays Capital
	3 Month LIBOR	Pay	4.66%	5/27/19	$415	$(2)
	3 Month LIBOR + 1.35%	Receive	3.63	4/15/28	108	2
	3 Month LIBOR	Receive	4.04	5/27/39	95	2
UBS
	3 Month LIBOR	Pay	4.66	5/27/19	1,211	(3)
	3 Month LIBOR	Receive	4.04	5/27/39	280	5
						$4

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Deutsche Bank
	$486	3 Month LIBOR	Pay	11/15/20	$31

LIBOR — London Inter Bank Offer Rate

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$789	$—	$—	$789
Air Freight & Logistics	614	—	—	614
Airlines	3	—	—	3
Auto Components	61	—	—	61
Automobiles	70	—	—	70
Beverages	634	—	—	634
Biotechnology	558	—	—	558
Capital Markets	320	—	—	320
Chemicals	752	—	—	752
Commercial Banks	740	—	—	740
Communications Equipment	1,151	—	—	1,151
Computers & Peripherals	1,210	—	—	1,210
Construction & Engineering	31	—	—	31
Construction Materials	355	—	—	355
Consumer Finance	309	—	—	309
Distributors	—	337	—	337
Diversified Financial Services	1,437	—	—	1,437
Diversified Telecommunication Services	840	—	—	840
Electric Utilities	846	—	—	846
Electrical Equipment	229	—	—	229
Electronic Equipment, Instruments & Components	15	—	—	15
Energy Equipment & Services	261	—	—	261
Food & Staples Retailing	931	—	—	931
Food Products	507	—	—	507
Health Care Equipment & Supplies	839	—	—	839
Health Care Providers & Services	526	—	—	526
Hotels, Restaurants & Leisure	648	—	—	648

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information: (cont’d)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Common Stocks (cont’d)
Household Durables	$95	$—	$—	$95
Household Products	696	—	—	696
Independent Power Producers & Energy Traders	52	—	—	52
Industrial Conglomerates	581	—	—	581
Information Technology Services	943	—	—	943
Insurance	622	—	—	622
Internet & Catalog Retail	1,006	—	—	1,006
Internet Software & Services	1,549	419	—	1,968
Leisure Equipment & Products	41	—	—	41
Life Sciences Tools & Services	411	—	—	411
Machinery	545	—	—	545
Media	484	—	—	484
Multiline Retail	146	—	—	146
Multi-Utilities	408	—	—	408
Office Electronics	6	—	—	6
Oil, Gas & Consumable Fuels	3,033	—	—	3,033
Personal Products	36	—	—	36
Pharmaceuticals	2,339	—	—	2,339
Professional Services	171	—	—	171
Real Estate Management & Development	501	—	—	501
Road & Rail	37	—	—	37
Semiconductors & Semiconductor Equipment	556	—	—	556
Software	351	—	—	351
Textiles, Apparel & Luxury Goods	156	—	—	156
Thrifts & Mortgage Finance	31	—	—	31
Tobacco	574	—	—	574
Transportation Infrastructure	—	63	—	63
Wireless Telecommunication Services	333	—	—	333
Total Common Stocks	30,379	819	—	31,198
Fixed Income Securities
Agency Fixed Rate Mortgages	—	7,948	—	7,948
Finance	—	1,496	—	1,496
Industrials	—	3,435	—	3,435
Mortgages — Other	—	—@	—	—@
Municipal Bonds	—	99	—	99
Sovereign	—	139	—	139
U.S. Agency Securities	—	1,716	—	1,716
U.S. Treasury Securities	—	6,583	—	6,583
Utilities	—	503	—	503
Total Fixed Income Securities	—	21,919	—	21,919
Foreign Currency Exchange Contracts	—	18	—	18
Futures Contracts	30	—	—	30
Interest Rate Swap Contracts	—	9	—	9
Investment Companies	993	—	—	993
Short-Term Investments
Investment Company	9,056	—	—	9,056
Repurchase Agreement	—	607	—	607
U.S. Agency Securities	—	1,500	—	1,500
U.S. Treasury Securities	—	2,780	—	2,780
Total Short-Term Investments	9,056	4,887	—	13,943
Zero Coupon Swap Contracts	—	31	—	31
Total Assets	40,458	27,683	—	68,141

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information: (cont’d)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Liabilities:
Foreign Currency Exchange Contracts	$—	$(45)	$—	$(45)
Futures Contracts	(69)	—	—	(69)
Interest Rate Swap Contracts	—	(5)	—	(5)
Total Liabilities	(69)	(50)	—	(119)
Total	$40,389	$27,633	$—	$68,022

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income
Securities
Balance as of 9/30/08	$409
Accrued discounts/premiums	(5)
Realized gain (loss)	(2,064)
Change in unrealized appreciation (depreciation)	1,975
Net purchases (sales)	(135)
Net transfers in and/or out of Level 3	(180)
Balance as of 6/30/09	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09	$—

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

		Value
	Shares	(000)
Common Stocks (94.1%)
Auto & Transportation (4.8%)
C.H. Robinson Worldwide, Inc.	1,128,177	$58,834
Expeditors International of Washington, Inc.	2,340,505	78,033
		136,867
Consumer Discretionary (26.4%)
Abercrombie & Fitch Co., Class A	1,163,180	29,533
Corporate Executive Board Co. (The)	1,206,036	25,037
Ctrip.com International Ltd. ADR (a)	1,964,895	90,975
Discovery Communications, Inc., Class C (a)	1,421,545	29,184
Las Vegas Sands Corp. (a)	2,851,207	22,411
Leucadia National Corp. (a)	3,242,533	68,385
Li & Fung Ltd.	30,549,900	81,663
Monster Worldwide, Inc. (a)	1,703,138	20,114
Morningstar, Inc. (a)	1,238,577	51,067
NetFlix, Inc. (a)	511,204	21,133
New Oriental Education & Technology Group ADR (a)	771,840	51,991
Priceline.com, Inc. (a)	658,356	73,440
Sears Holdings Corp. (a)	416,629	27,714
Starbucks Corp. (a)	4,489,445	62,358
Strayer Education, Inc.	181,071	39,493
Wynn Resorts Ltd .(a)	1,530,560	54,029
		748,527
Energy (10.2%)
PetroHawk Energy Corp. (a)	1,112,532	24,809
Range Resources Corp.	595,241	24,649
Southwestern Energy Co. (a)	3,290,157	127,823
Ultra Petroleum Corp. (a)	2,856,487	111,403
		288,684
Financial Services (8.7%)
Brookfield Asset Management, Inc., Class A	2,679,516	45,739
Calamos Asset Management, Inc., Class A	1,147,705	16,194
Greenhill & Co., Inc.	382,379	27,612
IntercontinentalExchange, Inc. (a)	541,962	61,914
Moody’s Corp.	879,919	23,186
Redecard S.A.	4,831,729	73,974
		248,619
Health Care (11.7%)
Allergan, Inc.	748,587	35,618
Gen-Probe, Inc. (a)	1,031,019	44,313
Illumina, Inc. (a)	2,818,920	109,769
Intuitive Surgical, Inc. (a)	174,589	28,573
Mindray Medical International Ltd. ADR	1,489,342	41,582
Techne Corp.	1,133,534	72,331
		332,186
Materials & Processing (7.4%)
Aecom Technology Corp. (a)	1,159,768	37,113
Intrepid Potash, Inc. (a)	1,558,728	43,769
Martin Marietta Materials, Inc.	851,974	67,204
Mohawk Industries, Inc. (a)	447,342	15,961
Rockwood Holdings, Inc. (a)	1,972,454	28,877
Texas Industries, Inc.	533,241	16,722
		209,646
Producer Durables (5.6%)
BYD Co. Ltd., Class H (a)	6,375,300	25,496
Covanta Holding Corp. (a)	1,900,068	32,225
Gafisa S.A. ADR	1,569,287	25,893
Nalco Holding Co.	2,770,299	46,652
NVR, Inc. (a)	57,528	28,901
		159,167
Technology (18.5%)
Alibaba.com Ltd. (a)	30,188,500	53,288
Autodesk, Inc. (a)	1,944,548	36,907
Baidu, Inc. ADR (a)	339,294	102,158
Equinix, Inc. (a)	438,728	31,913
IHS, Inc., Class A (a)	949,591	47,356
Millicom International Cellular S.A. (a)	281,978	15,864
Salesforce. com, Inc. (a)	1,701,037	64,928
Tencent Holdings Ltd.	9,833,600	114,495
Teradata Corp. (a)	2,483,551	58,190
		525,099
Utilities (0.8%)
NII Holdings, Inc. (a)	1,253,748	23,909
Total Common Stocks (Cost $3,130,872)		2,672,704
Preferred Stock (0.6%)
Health Care (0.6%)
Ironwood Pharmaceuticals, Inc. (Convertible) (a)(d)(l) (Cost $15,974)	1,331,207	15,974

Investment Company (1.0%)
Groupe Aeroplan, Inc. (Cost $53,524)	4,185,835	29,690

Short-Term Investment (4.5%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class(p) (Cost $127,228)	127,228,104	127,228
Total Investments (100.2%) (Cost $3,327,598) (s)+		2,845,596
Liabilities in Excess of Other Assets (-0.2%)		(6,223)
Net Assets (100%)		$2,839,373

(a)           Non-income producing security.

(d)           At June 30, 2009, the Portfolio held approximately $15,974,000 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(l)            Security has been deemed illiquid at June 30, 2009.

(p)           The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $87,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $752,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $445,539,000 and $397,902,000, respectively.

(s)           The approximate market value and percentage of the investments, $274,942,000 and 9.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

+              At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $3,327,598,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $482,002,000 of which $304,321,000 related to appreciated securities and $786,323,000 related to depreciated securities.

ADR       American Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
HKD	9,491	$1,225	7/2/09	USD	1,225	$1,225	$ (—@	)
HKD	12,555	1,620	7/3/09	USD	1,620	1,620	(—@	)
		$2,845				$2,845	$ (—@	)

HKD	—	Hong Kong Dollar
USD	—	United States Dollar

@        Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2		Level 3
	Quoted	Other significant		Significant
Investment Type	prices	observable inputs		unobservable inputs	Total
Assets:
Common Stocks
Auto & Transportation	$136,867	$—		$—	$136,867
Consumer Discretionary	666,864	81,663		—	748,527
Energy	288,684	—		—	288,684
Financial Services	248,619	—		—	248,619
Health Care	332,186	—		—	332,186
Materials & Processing	209,646	—		—	209,646
Producer Durables	133,671	25,496		—	159,167
Technology	357,316	167,783		—	525,099
Utilities	23,909	—		—	23,909
Total Common Stocks	2,397,762	274,942		—	2,672,704
Investment Company	29,690	—		—	29,690
Preferred Stock
Health Care	—	—		15,974	15,974
Short-Term Investment
Investment Company	127,228	—		—	127,228
Total Assets	2,554,680	274,942		15,974	2,845,596

Liabilites:
Foreign Currency Exchange Contracts	—	(—@	)	—	(—@	)
Total Liabilities	—	(—@	)	—	(—@	)
Total	$2,554,680	$274,942		$15,974	$2,845,596

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information: (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Preferred
Stock
Balance as of 9/30/08	$15,974
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 6/30/09	$15,974
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—

Morgan Stanley Institutional Fund Trust

U.S. Mid Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.6%)
Consumer Discretionary (10.9%)
Autoliv, Inc.	145,900	$4,197
Harley-Davidson, Inc.	148,614	2,409
Newell Rubbermaid, Inc.	189,210	1,970
O’Reilly Automotive, Inc. (a)	28,300	1,078
Snap-On, Inc.	70,200	2,018
		11,672
Consumer Staples (5.7%)
ConAgra Foods, Inc.	130,750	2,492
Estee Lauder Cos., Inc., Class A	61,430	2,007
Sysco Corp.	71,500	1,607
		6,106
Energy (6.8%)
El Paso Corp.	474,030	4,375
EOG Resources, Inc.	17,900	1,216
Hess Corp.	32,620	1,754
		7,345
Financials (19.6%)
ACE Ltd.	70,947	3,138
Aspen Insurance Holdings Ltd.	112,251	2,508
BB&T Corp.	62,400	1,372
Charles Schwab Corp. (The)	56,900	998
Comerica, Inc.	32,400	685
Invesco Ltd.	104,999	1,871
KeyCorp.	105,582	553
Marsh & McLennan Cos., Inc.	134,568	2,709
Northern Trust Corp.	59,176	3,177
Simon Property Group, Inc. REIT	10,390	534
Weingarten Realty Investors REIT	38,600	560
Willis Group Holdings Ltd.	113,500	2,920
		21,025
Health Care (10.1%)
Beckman Coulter, Inc.	75,280	4,301
Brookdale Senior Living, Inc.	218,000	2,123
Healthsouth Corp. (a)	301,768	4,358
		10,782
Industrials (12.5%)
Avery Dennison Corp.	108,300	2,781
Goodrich Corp.	79,030	3,949
Pentair, Inc.	167,420	4,289
Robert Half International, Inc.	100,500	2,374
		13,393
Information Technology (18.3%)
Agilent Technologies, Inc. (a)	106,500	2,163
Diebold, Inc.	123,000	3,242
Fidelity National Information Services, Inc.	130,900	2,613
Flextronics International Ltd. (a)	402,487	1,654
Perot Systems Corp., Class A (a)	325,030	4,658
Teradata Corp. (a)	75,800	1,776
Zebra Technologies Corp., Class A (a)	151,192	3,577
		19,683
Materials (5.9%)
Sonoco Products Co.	84,800	2,031
Valspar Corp.	189,010	4,258
		6,289
Utilities (7.8%)
American Electric Power Co., Inc.	114,390	3,304
Edison International	60,100	1,891
Wisconsin Energy Corp.	79,240	3,226
		8,421
Total Common Stocks (Cost $131,457)		104,716

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class(p) (Cost $2,615)	2,614,614	2,615
Total Investments (100.0%) (Cost $134,072) +		107,331
Liabilities in Excess of Other Assets (0.0%)		(12)
Net Assets (100%)		$107,319

(a)           Non-income producing security.

(p)           The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $43,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $41,644,000 and $45,097,000, respectively.

+              At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $134,072,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $26,741,000 of which $2,989,000 related to appreciated securities and $29,730,000 related to depreciated securities.

REIT       Real Estate Investment Trust

Morgan Stanley Institutional Fund Trust

U.S. Mid Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Assets:
Common Stocks
Consumer Discretionary	$11,672	$—	$—	$11,672
Consumer Staples	6,106	—	—	6,106
Energy	7,345	—	—	7,345
Financials	21,025	—	—	21,025
Health Care	10,782	—	—	10,782
Industrials	13,393	—	—	13,393
Information Technology	19,683	—	—	19,683
Materials	6,289	—	—	6,289
Utilities	8,421	—	—	8,421
Total Common Stocks	104,716	—	—	104,716
Short-Term Investment
Investment Company	2,615	—	—	2,615
Total Assets	107,331	—	—	107,331

Total	$107,331	$—	$—	$107,331

Morgan Stanley Institutional Fund Trust

U.S. Small Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.7%)
Auto & Transportation (2.2%)
Forward Air Corp.	304,900	$6,500
UTI Worldwide, Inc. (a)	460,600	5,251
		11,751
Consumer Discretionary (15.4%)
AFC Enterprises, Inc. (a)	588,600	3,973
Brink’s Co. (The)	257,900	7,487
Brink’s Home Security Holdings, Inc. (a)	330,400	9,354
Central Garden & Pet Co. (a)	523,664	5,755
Central Garden & Pet Co., Class A (a)	399,000	3,930
Copart, Inc. (a)	92,600	3,210
Denny’s Corp. (a)	2,555,180	5,494
Dolan Media Co. (a)	411,622	5,265
Maidenform Brands, Inc. (a)	391,319	4,488
MAXIMUS, Inc.	520,609	21,475
Scotts Miracle-Gro Co. (The), Class A	104,000	3,645
Snap-On, Inc.	98,400	2,828
Stage Stores, Inc.	436,395	4,844
		81,748
Consumer Staples (2.2%)
NBTY, Inc. (a)	420,100	11,813

Energy (1.3%)
Exterran Holdings, Inc. (a)	251,155	4,029
Superior Energy Services, Inc. (a)	170,830	2,950
		6,979
Financial Services (22.0%)
AerCap Holdings N.V. (a)	1,643,700	11,868
Amtrust Financial Services, Inc.	581,484	6,629
Argo Group International Holdings Ltd. (a)	338,100	9,541
Broadridge Financial Solutions, Inc.	237,600	3,939
Conseco, Inc. (a)	2,957,432	7,009
Employers Holdings, Inc.	641,545	8,693
First Niagara Financial Group, Inc.	205,700	2,349
Forestar Group, Inc. (a)	515,900	6,129
Greenhill & Co., Inc.	35,900	2,592
Max Capital Group Ltd.	508,040	9,378
MB Financial, Inc.	257,760	2,627
Platinum Underwriters Holdings Ltd.	356,200	10,184
Potlatch Corp. REIT	263,827	6,408
ProAssurance Corp. (a)	273,918	12,658
Provident New York Bancorp	551,435	4,478
Reinsurance Group of America, Inc.	232,900	8,131
Validus Holdings Ltd.	214,200	4,708
		117,321
Health Care (13.1%)
Allscripts-Misys Healthcare Solutions, Inc.	355,400	5,637
Bio-Rad Laboratories, Inc., Class A (a)	117,834	8,894
Healthsouth Corp. (a)	1,164,622	16,817
Hill-Rom Holdings, Inc.	247,086	4,008
ICON plc ADR (a)	314,100	6,778
Perrigo Co.	441,183	12,256
PharMerica Corp. (a)	793,600	15,578
		69,968
Materials & Processing (14.2%)
Aecom Technology Corp. (a)	173,700	5,559
Albany International Corp., Class A	72,877	829
Corn Products International, Inc.	527,400	14,129
Cytec Industries, Inc.	166,475	3,100
Orion Marine Group, Inc. (a)	272,230	5,172
Pactiv Corp. (a)	284,200	6,167
Polypore International, Inc. (a)	478,284	5,319
Quanex Building Products Corp.	146,900	1,648
Rock-Tenn Co., Class A	216,400	8,258
Rogers Corp. (a)	137,339	2,778
Silgan Holdings, Inc.	98,900	4,849
Stantec, Inc. (a)	308,206	7,406
Zep, Inc.	859,238	10,354
		75,568
Producer Durables (6.3%)
AAR Corp. (a)	1,128,071	18,106
Cognex Corp.	127,774	1,805
HEICO Corp., Class A	50,100	1,466
John Bean Technologies Corp.	249,700	3,126
Moog, Inc., Class A (a)	271,500	7,007
Spirit Aerosystems Holdings, Inc., Class A (a)	156,300	2,148
		33,658
Technology (14.6%)
Acxiom Corp.	537,500	4,746
Adtran, Inc.	175,600	3,770
Checkpoint Systems, Inc. (a)	647,600	10,161
Epicor Software Corp. (a)	393,400	2,085
Gartner, Inc. (a)	424,200	6,473
Informatica Corp. (a)	360,000	6,189
Microsemi Corp. (a)	439,700	6,068
MSC. Software Corp. (a)	886,420	5,904
Ness Technologies, Inc. (a)	770,402	3,012
Syniverse Holdings, Inc. (a)	740,698	11,873
Tekelec (a)	604,400	10,172
Zebra Technologies Corp., Class A (a)	301,900	7,143
		77,596
Utilities (4.4%)
ALLETE, Inc.	232,000	6,670
Avista Corp.	343,521	6,118
Portland General Electric Co.	182,700	3,559
UGI Corp.	280,400	7,148
		23,495
Total Common Stocks (Cost $524,848)		509,897
Short-Term Investment (4.5%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class(p) (Cost $24,038)	24,037,665	24,038
Total Investments (100.2%) (Cost $548,886)+		533,935
Liabilities in Excess of Other Assets (-0.2%)		(1,055)
Net Assets (100%)		$532,880

Morgan Stanley Institutional Fund Trust

U.S. Small Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

(a)           Non-income producing security.

(p)           The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $20,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $140,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $112,131,000 and $126,339,000, respectively.

+              At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $548,886,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $14,951,000 of which $63,420,000 related to appreciated securities and $78,371,000 related to depreciated securities.

ADR       American Depositary Receipt

REIT       Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Assets:
Common Stocks
Auto & Transportation	$11,751	$—	$—	$11,751
Consumer Discretionary	81,748	—	—	81,748
Consumer Staples	11,813	—	—	11,813
Energy	6,979	—	—	6,979
Financial Services	117,321	—	—	117,321
Health Care	69,968	—	—	69,968
Materials & Processing	75,568	—	—	75,568
Producer Durables	33,658	—	—	33,658
Technology	77,596	—	—	77,596
Utilities	23,495	—	—	23,495
Total Common Stocks	509,897	—	—	509,897
Short-Term Investment
Investment Company	24,038	—	—	24,038
Total Assets	533,935	—	—	533,935

Total	$533,935	$—	$—	$533,935

Morgan Stanley Institutional Fund Trust

Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.1%)
Consumer Discretionary (17.0%)
Comcast Corp., Class A	384,377	$5,570
Home Depot, Inc.	56,000	1,323
J.C. Penney Co., Inc.	39,800	1,143
Liberty Media Corp. - Entertainment, Class A (a)	76,700	2,052
Liberty Media Corp. - Interactive, Class A (a)	124,600	624
Lowe’s Cos., Inc.	63,400	1,230
Macy’s, Inc.	83,759	985
News Corp., Class B	219,500	2,320
Target Corp.	13,500	533
Time Warner, Inc.	141,933	3,575
Viacom, Inc., Class B (a)	245,550	5,574
		24,929
Consumer Staples (15.1%)
Altria Group, Inc.	69,500	1,139
Cadbury plc ADR	120,492	4,145
Coca-Cola Co. (The)	44,400	2,131
CVS Caremark Corp.	58,900	1,877
Dr. Pepper Snapple Group, Inc. (a)	55,244	1,171
Kimberly-Clark Corp.	9,100	477
Kraft Foods, Inc., Class A	117,550	2,979
Philip Morris International, Inc.	35,800	1,561
Procter & Gamble Co. (The)	8,300	424
Unilever N.V. (NY Shares)	131,700	3,184
Wal-Mart Stores, Inc.	61,700	2,989
		22,077
Energy (3.6%)
BP plc ADR	17,400	830
Chevron Corp.	11,600	769
ConocoPhillips	19,400	816
Halliburton Co.	82,900	1,716
Total S.A. ADR	20,400	1,106
		5,237
Financials (19.5%)
Aflac, Inc.	16,800	522
Bank of America Corp.	115,221	1,521
Bank of New York Mellon Corp. (The)	115,546	3,387
Berkshire Hathaway, Inc., Class B (a)	570	1,651
Chubb Corp.	169,480	6,759
Goldman Sachs Group, Inc. (The)	7,600	1,120
JPMorgan Chase & Co.	118,900	4,056
MetLife, Inc.	56,500	1,695
PNC Financial Services Group, Inc.	37,800	1,467
Torchmark Corp.	28,800	1,067
Travelers Cos., Inc. (The)	77,515	3,181
U.S. Bancorp	48,200	864
Wells Fargo & Co.	50,100	1,215
		28,505
Health Care (16.0%)
Abbott Laboratories	23,100	1,087
Boston Scientific Corp. (a)	186,200	1,888
Bristol-Myers Squibb Co.	156,100	3,170
Cardinal Health, Inc.	86,900	2,655
Eli Lilly & Co.	51,800	1,794
GlaxoSmithKline plc ADR	19,000	671
Pfizer, Inc.	199,300	2,990
Roche Holding AG ADR	30,400	1,037
Schering-Plough Corp.	149,900	3,766
UnitedHealth Group, Inc.	33,100	827
WellPoint, Inc. (a)	20,500	1,043
Wyeth	55,000	2,496
		23,424
Industrials (1.6%)
Emerson Electric Co.	22,900	742
General Electric Co.	134,500	1,576
		2,318
Information Technology (14.4%)
Accenture Ltd.,, Class A	21,500	719
Cisco Systems, Inc. (a)	99,600	1,856
Computer Sciences Corp. (a)	9,927	440
Dell, Inc. (a)	245,471	3,370
eBay, Inc. (a)	243,700	4,175
Flextronics International Ltd (a)	52,500	216
Hewlett-Packard Co.	43,100	1,666
Intel Corp.	114,200	1,890
International Business Machines Corp.	18,500	1,932
KLA-Tencor Corp.	47,600	1,202
Microsoft Corp.	49,700	1,181
Time Warner Cable, Inc.	42,842	1,357
Western Union Co. (The)	26,300	431
Yahoo!, Inc. (a)	38,300	600
		21,035
Materials (6.0%)
Alcoa, Inc.	199,000	2,056
E.I. du Pont de Nemours & Co.	61,300	1,570
International Paper Co.	336,521	5,092
		8,718
Telecommunication Services (3.9%)
AT&T, Inc.	84,900	2,109
Verizon Communications, Inc.	115,900	3,562
		5,671
Total Common Stocks (Cost $175,105)		141,914

Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (p) (Cost $4,616)	4,615,745	4,616
Total Investments (100.3%) (Cost $179,721) +		146,530
Liabilities in Excess of Other Assets (-0.3%)		(476)
Net Assets (100%)		$146,054

(a)           Non-income producing security.

(p)           The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $28,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $46,067,000 and $51,261,000, respectively.

Morgan Stanley Institutional Fund Trust

Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

+              At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $179,721,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $33,191,000 of which $4,876,000 related to appreciated securities and $38,067,000 related to depreciated securities.

ADR       American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Assets:
Common Stocks
Consumer Discretionary	$24,929	$—	$—	$24,929
Consumer Staples	22,077	—	—	22,077
Energy	5,237	—	—	5,237
Financials	28,505	—	—	28,505
Health Care	23,424	—	—	23,424
Industrials	2,318	—	—	2,318
Information Technology	21,035	—	—	21,035
Materials	8,718	—	—	8,718
Telecommunication Services	5,671	—	—	5,671
Total Common Stocks	141,914	—	—	141,914
Short-Term Investment
Investment Company	4,616	—	—	4,616
Total Assets	146,530	—	—	146,530

Total	$146,530	$—	$—	$146,530

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (99.0%)
Agency Adjustable Rate Mortgages (0.5%)
Government National Mortgage Association,
Various Pools:
4.38%, 2/20/25 - 3/20/25	$43	$45
4.63%, 8/20/25 - 9/20/27	77	78
5.38%, 4/20/25 - 6/20/25	328	341
		464
Agency Bond — Banking (FDIC Guaranteed) (2.2%)
General Motors Acceptance Corp. LLC,
2.20%, 12/19/12	2,140	2,133
Agency Fixed Rate Mortgages (39.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 10/1/12 - 11/1/20	8	9
11.50%, 8/1/19	11	12
Gold Pools:
5.00%, 10/1/35	2,214	2,261
6.00%, 5/1/37 - 8/1/37	4,388	4,586
6.50%, 4/1/29	54	58
7.50%, 2/1/30 - 11/1/31	231	250
8.00%, 10/1/29 - 10/1/31	113	125
8.50%, 3/1/30	25	28
10.00%, 6/1/17 - 3/1/21	46	51
July TBA:
5.50%, 7/15/39(i)	1,900	1,961
August TBA:
6.50%, 8/15/39(i)	675	715
Federal National Mortgage Association,
Conventional Pools:
5.00%, 3/1/39	1,630	1,663
5.50%, 4/1/34 - 8/1/38	11,208	11,600
6.00%, 7/1/37 - 10/1/38	2,456	2,570
6.50%, 7/1/29 - 2/1/33	1,083	1,165
7.00%, 10/1/31 - 12/1/31	6	7
7.50%, 7/1/29 - 6/1/32	336	366
8.00%, 11/1/29 - 6/1/31	295	321
8.50%, 5/1/23 - 7/1/31	302	330
9.00%, 4/1/26	210	230
9.50%, 2/1/20 - 8/1/21	125	138
10.00%, 8/1/18	2	3
10.50%, 10/1/18	11	13
11.00%, 9/1/19 - 9/1/20	26	29
11.50%, 11/1/19	22	26
August TBA:
4.50%, 8/25/24 - 8/25/39(i)	3,975	3,994
5.00%, 8/25/39(i)	1,750	1,775
6.50%, 8/25/39(i)	1,050	1,114
Government National Mortgage Association,
Various Pools:
10.00%, 9/15/18 - 4/15/20	19	20
10.50%, 11/15/14 - 7/15/21	20	22
11.00%, 12/15/09 - 9/15/10	1	1
11.50%, 4/15/13 - 8/15/13	18	19
12.00%, 12/15/12 - 3/15/14	5	6
July TBA:
4.50%, 7/15/39(i)	975	973
5.00%, 7/15/39(i)	1,050	1,071
		37,512
Asset Backed Securities (1.6%)
Capital Auto Receivables Asset Trust,
0.33%, 4/15/11(h)	542	539
0.38%, 7/15/10(h)	279	274
4.98%, 5/15/11	416	423
Capital One Auto Finance Trust,
5.07%, 7/15/11	149	149
GS Auto Loan Trust,
5.37%, 12/15/10	190	192
		1,577
Collateralized Mortgage Obligations — Agency Collateral Series (0.1%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
8.00%, 1/1/28	34	6
Government National Mortgage Association,
Inv Fl IO
7.26%, 9/16/31	48	4
7.63%, 12/16/25 - 9/16/27	463	48
8.19%, 9/20/30	54	5
		63
Commercial Mortgage Backed Securities (2.2%)
Banc of America Commercial Mortgage, Inc.,
5.45%, 1/15/49	300	225
5.94%, 2/10/51(h)	450	364
Bear Stearns Commercial Mortgage Securities,
5.47%, 1/12/45(h)	325	271
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	200	160
5.89%, 12/10/49(h)	402	319
Gemsco Mortgage Pass Through Certificate,
8.70%, 11/25/10(d)(l)	—@	—@
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	275	220
GS Mortgage Securities Corp. II,
5.56%, 11/10/39	200	164
JPMorgan Chase Commercial Mortgage Securities Corp.,
6.07%, 6/15/49(c)(h)	225	172
Lehman Brothers-UBS Commercial Mortgage Trust,
5.87%, 9/15/45(h)	250	192
		2,087
Finance (9.2%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	100	101
5.90%, 6/15/19	95	96
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(e)	365	343
Allstate Corp. (The),
7.45%, 5/16/19	90	98
American Express Co.,
8.13%, 5/20/19	240	249
Bank of America Corp.,
5.75%, 12/1/17	885	789
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	115	117
5.13%, 8/27/13	200	211
Barclays Bank plc,
6.75%, 5/22/19	220	219
BB&T Corp.,
6.85%, 4/30/19	135	141
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	25	25
7.25%, 2/1/18	170	180
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18(c)	160	165
Capital One Financial Corp.,
7.38%, 5/23/14	55	57
Catlin Insurance Co., Ltd.,
7.25%,(e)(h)(o)	355	199
Chubb Corp.,
5.75%, 5/15/18	60	62
Citigroup, Inc.,
5.88%, 5/29/37	250	196
6.13%, 11/21/17 - 5/15/18(c)	245	215

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
Credit Suisse USA, Inc.,
5.13%, 8/15/15(c)	$105	$108
Credit Suisse, New York,
5.00%, 5/15/13	80	82
5.50%, 5/1/14(c)	115	119
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	580	566
HBOS plc,
6.75%, 5/21/18(e)	340	257
HSBC Finance Corp.,
6.75%, 5/15/11	235	242
JPMorgan Chase & Co.,
4.75%, 5/1/13(c)	275	279
6.00%, 1/15/18	285	284
6.30%, 4/23/19	75	75
MetLife, Inc.,
6.75%, 6/1/16	30	30
7.72%, 2/15/19	220	236
Nationwide Building Society,
4.25%, 2/1/10(e)	210	209
NYSE Euronext,
4.80%, 6/28/13	135	140
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	265	226
PNC Funding Corp.,
6.70%, 6/10/19	125	129
Principal Financial Group, Inc.,
8.88%, 5/15/19	100	105
Prudential Financial, Inc.,
6.63%, 12/1/37(c)	225	195
Simon Property Group LP,
6.75%, 5/15/14(c)	70	70
Sovereign Bancorp, Inc.,
0.84%, 3/23/10(h)	415	383
State Street Corp.,
4.30%, 5/30/14	55	54
Travelers Cos., Inc. (The),
5.80%, 5/15/18(c)	175	180
5.90%, 6/2/19	10	11
Two-Rock Pass Through Trust,
1.90%,(e)(h)(o)	315	1
U.S. Bancorp,
4.20%, 5/15/14	145	147
UBS AG,
5.88%, 12/20/17	135	126
WellPoint, Inc.,
7.00%, 2/15/19	45	47
Wells Fargo & Co.,
5.63%, 12/11/17(c)	600	592
Xlliac Global Funding,
4.80%, 8/10/10(e)	580	540
		8,896
Industrials (18.3%)
Altria Group, Inc.,
9.25%, 8/6/19(c)	125	141
Amgen, Inc.,
5.70%, 2/1/19	185	196
5.85%, 6/1/17	35	37
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 1/15/14(c)(e)	205	221
Apache Corp.,
6.90%, 9/15/18(c)	90	103
Arcelor Mittal,
6.13%, 6/1/18	145	127
9.85%, 6/1/19(c)	275	297
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	120	126
AstraZeneca plc,
5.90%, 9/15/17(c)	65	70
AT&T, Inc.,
6.15%, 9/15/34	200	190
6.30%, 1/15/38	435	422
BAT International Finance plc,
9.50%, 11/15/18(e)	165	194
Baxter International, Inc.,
4.63%, 3/15/15(c)	95	98
Biogen Idec, Inc.,
6.88%, 3/1/18	165	167
Boeing Co. (The),
6.00%, 3/15/19	95	104
BP Capital Markets plc,
3.88%, 3/10/15(c)	80	80
4.75%, 3/10/19	210	210
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	30	32
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	115	95
7.13%, 6/15/12	60	59
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	60	63
Canadian National Railway Co.,
5.55%, 5/15/18	95	99
Caterpillar, Inc.,
7.90%, 12/15/18(c)	45	52
Chevron Corp.,
4.95%, 3/3/19	200	207
Cisco Systems, Inc.,
4.95%, 2/15/19	140	140
5.90%, 2/15/39(c)	70	69
Coca-Cola Co. (The),
4.88%, 3/15/19	145	149
Comcast Corp.,
5.70%, 5/15/18(c)	360	362
6.50%, 1/15/17	110	117
ConAgra Foods, Inc.,
8.25%, 9/15/30	285	319
Conoco Phillips,
5.20%, 5/15/18	235	238
Corning, Inc.,
6.63%, 5/15/19	80	82
CVS Pass-Through Trust,
6.04%, 12/10/28(e)	362	310
Daimler Finance North America LLC,
7.30%, 1/15/12	95	98
8.50%, 1/18/31(c)	105	111
Delhaize America, Inc.,
9.00%, 4/15/31	75	91
Delhaize Group,
5.88%, 2/1/14	125	128
Deutsche Telekom International Finance B.V.,
6.00%, 7/8/19(c)	75	76
8.75%, 6/15/30	110	129
Devon Financing Corp. ULC,
7.88%, 9/30/31	145	171
Diageo Capital plc,
7.38%, 1/15/14	155	176
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	90	97
Emerson Electric Co.,
4.88%, 10/15/19(c)	165	166
5.00%, 4/15/19	30	30
EnCana Corp.,
5.90%, 12/1/17	95	97
6.50%, 5/15/19(c)	35	38

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
France Telecom S.A.,
8.50%, 3/1/31	$60	$77
General Electric Co.,
5.25%, 12/6/17	815	802
General Mills, Inc.,
5.65%, 2/15/19	280	293
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	90	95
Grupo Televisa S.A.,
6.00%, 5/15/18	110	104
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(e)	160	139
Hewlett-Packard Co.,
4.75%, 6/2/14	115	120
5.50%, 3/1/18	65	69
Home Depot, Inc.,
5.40%, 3/1/16	270	270
Honeywell International, Inc.,
5.30%, 3/1/18	125	131
International Business Machines Corp.,
8.00%, 10/15/38(c)	200	260
John Deere Capital Corp.,
5.75%, 9/10/18	95	97
KLA-Tencor Corp.,
6.90%, 5/1/18	190	171
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	190	192
Kraft Foods, Inc.,
6.13%, 2/1/18 - 8/23/18	325	337
Kroger Co. (The),
5.00%, 4/15/13	40	41
6.40%, 8/15/17	50	53
LG Electronics, Inc.,
5.00%, 6/17/10(e)	175	174
McDonald’s Corp.,
5.00%, 2/1/19(c)	70	72
Medco Health Solutions, Inc.,
7.13%, 3/15/18	185	195
Merck & Co., Inc.,
5.00%, 6/30/19	345	350
Microsoft Corp.,
4.20%, 6/1/19	80	78
Monsanto Co.,
5.13%, 4/15/18(c)	105	109
News America, Inc.,
6.90%, 3/1/19(c)(e)	220	230
Norfolk Southern Corp.,
5.75%, 1/15/16(e)	100	104
Novartis Capital Corp.,
4.13%, 2/10/14	230	237
Parker Hannifin Corp.,
5.50%, 5/15/18	60	61
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(e)	130	125
Pfizer, Inc.,
6.20%, 3/15/19	410	449
Philip Morris International, Inc.,
5.65%, 5/16/18	175	184
Potash Corp of Saskatchewan, Inc.,
6.50%, 5/15/19(c)	75	81
Procter & Gamble Co. (The),
4.60%, 1/15/14	95	100
Questar Market Resources, Inc.,
6.80%, 4/1/18	120	113
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	95	95
Roche Holdings, Inc.,
6.00%, 3/1/19(e)	315	337
Telecom Italia Capital S.A.,
7.00%, 6/4/18	265	268
7.18%, 6/18/19	120	122
Telefonica Europe B.V.,
8.25%, 9/15/30	350	435
Time Warner Cable, Inc.,
6.75%, 7/1/18 - 6/15/39	155	156
8.25%, 4/1/19	70	80
8.75%, 2/14/19	200	233
Time Warner, Inc.,
5.88%, 11/15/16(c)	105	103
7.70%, 5/1/32	10	10
Transocean, Inc.,
6.00%, 3/15/18	140	146
Tyco Electronics Group S.A.,
5.95%, 1/15/14	490	458
Union Pacific Corp.,
6.13%, 2/15/20	50	52
7.88%, 1/15/19	210	241
UnitedHealth Group, Inc.,
6.00%, 2/15/18	100	96
Verizon Communications, Inc.,
5.50%, 2/15/18	415	413
8.95%, 3/1/39	145	184
Verizon Wireless Capital LLC,
5.55%, 2/1/14(e)	90	96
Viacom, Inc.,
6.88%, 4/30/36(c)	165	152
Vivendi,
6.63%, 4/4/18(e)	145	146
Vodafone Group plc,
5.63%, 2/27/17	65	66
Walgreen Co.,
5.25%, 1/15/19	190	198
Wal-Mart Stores, Inc.,
4.13%, 2/1/19(c)	340	332
4.25%, 4/15/13	150	156
Weatherford International Ltd.,
6.00%, 3/15/18	130	128
WPP Finance,
8.00%, 9/15/14(c)	100	102
Wyeth,
5.45%, 4/1/17	25	26
5.50%, 2/15/16	25	26
Xerox Corp.,
6.35%, 5/15/18	105	94
XTO Energy, Inc.,
5.50%, 6/15/18	170	171
		17,619
Municipal Bonds (0.4%)
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds,
6.18%, 1/1/34	130	134
State of California, General Obligation Bonds,
5.95%, 4/1/16	255	245
		379
Sovereign (0.7%)
Federal Republic of Germany,
4.88%, 6/17/19(c)	180	187
Federative Republic of Brazil,
6.00%, 1/17/17	290	299
Korea Railroad Corp.,
5.38%, 5/15/13(e)	230	225
		711

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Agency Securities (4.9%)
Federal Home Loan Mortgage Corp.,
4.88%, 6/13/18(c)	$1,085	$1,170
Federal National Mortgage Association,
2.50%, 5/15/14	2,970	2,923
6.63%, 11/15/30	485	596
		4,689
U.S. Treasury Securities (16.5%)
U.S. Treasury Bond Coupon STRIPS,	7,730	4,658
Zero Coupon, 11/15/19 - 11/15/21(c)
U.S. Treasury Bonds,
3.50%, 2/15/39(c)	760	657
4.25%, 5/15/39	2,220	2,198
U.S. Treasury Inflation Indexed Bonds,
3.63%, 4/15/28	461	563
U.S. Treasury Notes,
0.88%, 5/31/11(c)	5,900	5,881
1.88%, 4/30/14(c)	1,000	971
2.75%, 2/15/19(c)	137	128
3.13%, 5/15/19(c)	800	774
		15,830
Utilities (3.4%)
Alabama Power Co.,
5.80%, 11/15/13	105	114
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	135	102
7.88%, 4/1/13	85	91
E. ON International Finance B.V.,
5.80%, 4/30/18(e)	260	271
EDF S.A.,
6.50%, 1/26/19(e)	230	252
Enterprise Products Operating LLC,
6.50%, 1/31/19(c)	160	163
FPL Group Capital, Inc.,
6.00%, 3/1/19	125	134
Georgia Power Co.,
6.00%, 11/1/13	30	33
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	220	216
NiSource Finance Corp.,
1.23%, 11/23/09(h)	25	25
6.80%, 1/15/19	170	159
Ohio Edison Co.,
6.40%, 7/15/16	180	184
Ohio Power Co.,
6.00%, 6/1/16	130	133
Pacificorp.,
5.50%, 1/15/19	45	48
Peco Energy Co.,
5.35%, 3/1/18	120	123
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	160	145
PPL Energy Supply LLC,
6.30%, 7/15/13(c)	165	173
Progress Energy, Inc.,
7.05%, 3/15/19	170	189
Public Service Co. of Colorado,
5.80%, 8/1/18	25	27
6.25%, 9/1/37	90	99
Public Service Electric & Gas Co.,
5.00%, 1/1/13	100	103
Texas Eastern Transmission LP,
7.00%, 7/15/32	115	121
Union Electric Co.,
6.70%, 2/1/19	115	120
Virginia Electric & Power Co.,
8.88%, 11/15/38	200	269
		3,294
Total Fixed Income Securities (Cost $95,238)		95,254

No. of
Contracts
Call Options Purchased (0.0%)
EuroDollar 2-Year Mid-Curve Call at $ 97.75, expiring 9/11/09(a) (Cost $193)	249	25

Shares
Short-Term Investments (42.3%)
Securities held as Collateral on Loaned Securities (22.7%)
Investment Company (17.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class(p)	16,458,435	16,458

Face Amount
(000)
Repurchase Agreement (5.6%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $5,361; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $5,468.	$5,361	5,361
21,819

Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class(p)	1,905,673	1,906

	Face Amount
	(000)
U.S. Agency Security (1.5%)
Federal National Mortgage Association,
0.19%, 9/1/09(t)	$1,500	1,500
U.S. Treasury Securities (16.1%)
U.S. Treasury Bills,
0.02%, 7/2/09(c)(r)	3,000	3,000
0.13%, 8/6/09(r)	1,500	1,500
0.15%, 8/20/09(r)	1,000	1,000
0.16%, 9/10/09(c)(r)	8,000	7,997
0.27%, 11/12/09(c)(j)(r)	1,983	1,981
		15,478
Total Short-Term Investments (Cost $40,702)		40,703
Total Investments (141.3%) (Cost $136,133) — Including $22,191 of Securities Loaned +		135,982
Liabilities in Excess of Other Assets (-41.3%)		(39,716)
Net Assets (100%)		$96,266

(a)                                Non-income producing security.

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

(c)                                  All or a portion of security on loan at June 30, 2009. At June 30, 2009, the Portfolio had loaned securities with a total value of $22,191,000. This was secured by collateral of $21,819,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)                                 At June 30, 2009, the Portfolio held a fair value security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2009.

(i)                                     Security is subject to delayed delivery.

(j)                                     All or a portion of the security was pledged to cover margin requirements for futures contracts.

(l)                                     Security has been deemed illiquid at June 30, 2009.

(o)                                 Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2009.

(p)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $50,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $190,491,000 and $188,292,000, respectively.

(r)                                    Rate shown is the yield to maturity at June 30, 2009.

(t)                                    Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

@                                    Face Amount/Value is less than $500.

+                                         At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $136,133,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $151,000 of which $1,772,000 related to appreciated securities and $1,923,000 related to depreciated securities.

Inv Fl                 Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2009.

IO                                   Interest Only

STRIPS       Separate Trading of Registered Interest and Principal of Securities

TBA                      To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
90 Day
EuroDollar	14	$3,408	Mar-11	$(10)
90 Day
EuroDollar	14	3,396	Jun-11	(12)
90 Day
EuroDollar	14	3,385	Sep-11	(13)
90 Day
EuroDollar	14	3,375	Dec-11	(13)
U.S. Treasury
2 yr. Note	73	15,784	Sep-09	(26)
U.S. Treasury
5 yr. Note	58	6,654	Sep-09	44
Short:
U.S. Treasury
10 yr. Note	94	10,929	Sep-09	29
U.S. Treasury
Long Bond	33	3,906	Sep-09	(92)
				$(93)

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
EuroDollar 2-Year Mid-Curve Call at $98.50, expiring 9/11/09	206	$24	$(1)

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

						Unrealized
		Notional			Upfront	Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	Payments	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)	(000)
Bank of America
Tyco Electronics Ltd., 6.00%, 10/1/12	Buy	$395	5.00%	6/20/14	$17	$(32)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Barclays Capital
	3 Month LIBOR	Pay	4.66%	5/27/19	$2,059	$(7)
	3 Month LIBOR + 1.35%	Receive	3.63	4/15/28	539	9
	3 Month LIBOR	Receive	4.04	5/27/39	472	8
UBS
	3 Month LIBOR	Pay	4.66	5/27/19	6,013	(15)
	3 Month LIBOR	Receive	4.04	5/27/39	1,392	25
						$20

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Barclays Capital
	$1,457	3 Month LIBOR	Pay	11/15/19	$(61)
	2,380	3 Month LIBOR	Receive	11/15/19	(155)
JPMorgan Chase
	2,979	3 Month LIBOR	Pay	11/15/21	(121)
					$(337)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Assets:
Call Options Purchased	$25	$—	$—	$25
Fixed Income Securities
Agency Adjustable Rate Mortgages	—	464	—	464
Agency Bonds — Banking (FDIC Guaranteed)	—	2,133	—	2,133
Agency Fixed Rate Mortgages	—	37,512	—	37,512
Asset Backed Securities	—	1,577	—	1,577
Collateralized Mortgage Obligations — Agency Collateral Series	—	63	—	63
Commercial Mortgage Backed Securities	—	2,087	—@	2,087
Finance	—	8,896	—	8,896
Industrials	—	17,619	—	17,619
Municipal Bonds	—	379	—	379
Sovereign	—	711	—	711
U.S. Agency Securities	—	4,689	—	4,689
U.S. Treasury Securities	—	15,830	—	15,830
Utilities	—	3,294	—	3,294
Total Fixed Income Securities	—	95,254	—@	95,254
Futures Contracts	73	—	—	73
Interest Rate Swap Contracts	—	42	—	42
Short-Term Investments
Investment Company	18,364	—	—	18,364
Repurchase Agreement	—	5,361	—	5,361
U.S. Agency Security	—	1,500	—	1,500
U.S. Treasury Securities	—	15,478	—	15,478
Total Short-Term Investments	18,364	22,339	—	40,703
Total Assets	18,462	117,635	—@	136,097

Liabilities:
Credit Default Swap Contracts	—	(32)	—	(32)
Futures Contracts	(166)	—	—	(166)
Interest Rate Swap Contracts	—	(22)	—	(22)
Options Written	(1)	—	—	(1)
Zero Coupon Swap Contracts	—	(337)	—	(337)
Total Liabilities	(167)	(391)	—	(558)
Total	$18,295	$117,244	$ —@	$135,539

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income
Securities
Balance as of 9/30/08	$7,357
Accrued discounts/premiums	—
Realized gain (loss)	(9,170)
Change in unrealized appreciation (depreciation)	8,622
Net purchases (sales)	(4,828)
Net transfers in and/or out of Level 3	(1,981)
Balance as of 6/30/09	$ —@
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$ —@

Morgan Stanley Institutional Fund Trust
Core Plus Fixed Income Portfolio
Portfolio of Investments
Third Quarter Report
June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (97.8%)
Agency Adjustable Rate Mortgages (0.7%)
Government National Mortgage Association,
Various Pools:
4.13%, 10/20/25 - 11/20/25	$27	$27
4.38%, 1/20/25 - 3/20/25	3,308	3,400
4.63%, 7/20/25 - 9/20/27	618	636
5.38%, 4/20/25 - 6/20/25	3,111	3,222
		7,285
Agency Bond — Banking (FDIC Guaranteed) (2.5%)
GMAC LLC,
2.20%, 12/19/12	24,300	24,222

Agency Fixed Rate Mortgages (40.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 10/1/10 - 11/1/20	758	849
10.50%, 9/1/09 - 10/1/20	123	138
11.00%, 12/1/10 - 9/1/20	153	174
11.25%, 10/1/11 - 12/1/15	68	78
11.50%, 1/1/11 - 12/1/11	1	1
11.75%, 4/1/19	4	4
12.00%, 10/1/09 - 2/1/15	2	3
13.00%, 6/1/19	2	2
14.75%, 3/1/10	—@	—@
Gold Pools:
4.50%, 5/1/23	10,353	10,577
5.50%, 1/1/37 - 3/1/37	46,474	48,055
6.00%, 4/1/36 - 8/1/38	21,681	22,666
6.50%, 3/1/16 - 8/1/33	1,146	1,230
7.00%, 6/1/28 - 11/1/31	289	314
7.50%, 8/1/22 - 10/1/32	2,557	2,769
8.00%, 1/1/30 - 12/1/31	1,251	1,375
8.50%, 3/1/20 - 8/1/31	1,961	2,158
9.00%, 7/1/17	343	379
9.50%, 1/1/21 - 12/1/22	353	394
10.00%, 6/1/17 - 3/1/21	215	243
10.50%, 12/1/20 - 4/1/21	88	100
July TBA:
5.50%, 7/15/39(i)	11,750	12,130
Federal National Mortgage Association,
Conventional Pools:
5.00%, 10/1/35 - 4/1/39	45,401	46,333
5.50%, 6/1/35 - 8/1/38	41,155	42,610
6.00%, 7/1/37 - 10/1/38(c)	46,895	49,087
6.50%, 11/1/23 - 10/1/37	24,509	26,295
7.00%, 11/1/13 - 1/1/34	2,020	2,214
7.50%, 7/1/27 - 8/1/37	4,198	4,573
8.00%, 2/1/12 - 9/1/32	3,304	3,605
8.50%, 1/1/15 - 9/1/31	4,180	4,562
9.00%, 9/1/17 - 1/1/22	436	477
9.50%, 11/1/13 - 4/1/30	2,822	3,098
10.00%, 11/1/18 - 10/1/25	353	390
10.50%, 5/1/12 - 7/1/25	458	518
11.00%, 7/1/20 - 11/1/20	58	64
11.50%, 1/1/13 - 11/1/15	16	17
12.00%, 11/1/15	96	112
12.50%, 9/1/15 - 2/1/16	13	15
July TBA:
5.50%, 7/25/39(i)	31,975	33,009
August TBA:
4.50%, 8/25/24 - 8/25/39(i)	27,825	27,811
5.00%, 8/25/39(i)	17,200	17,445
6.50%, 8/25/39(i)	10,550	11,191
Government National Mortgage Association,
Various Pools:
9.50%, 9/15/09	1	1
10.00%, 11/15/09 - 9/15/20	49	53
10.50%, 9/15/15 - 3/15/21	188	209
11.00%, 1/15/10 - 11/20/19	140	155
11.50%, 4/15/13 - 11/15/15	57	64
12.00%, 3/15/11 - 5/15/15	34	37
12.50%, 6/15/10	2	2
July TBA:
4.50%, 7/15/39(i)	9,900	9,885
5.00%, 7/15/39(i)	4,200	4,282
		391,753
Asset Backed Securities (1.9%)
Capital Auto Receivables Asset Trust,
0.33%, 4/15/11(h)	8,866	8,821
0.38%, 7/15/10 - 5/15/11(h)	8,919	8,872
Contimortgage Home Equity Trust,
8.10%, 8/15/25	64	55
Mid-State Trust,
8.33%, 4/1/30	56	45
Residential Asset Mortgage Products, Inc.,
0.38%, 8/25/36(h)	534	527
		18,320
Collateralized Mortgage Obligations — Agency Collateral Series (0.6%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO REMIC
7.18%, 8/15/30	159	12
IO STRIPS
7.50%, 12/1/29	272	45
8.00%, 1/1/28 - 6/1/31	2,003	341
PAC REMIC
9.50%, 4/15/20	2	2
Federal National Mortgage Association,
Inv Fl IO REMIC
8.19%, 7/25/30	3,023	276
80.16%, 9/25/22	71	72
IO PAC REMIC
8.00%, 9/18/27	1,108	165
IO REMIC
6.00%, 7/25/33	2,827	339
IO STRIPS
6.50%, 9/1/29 - 12/1/29	5,294	530
8.00%, 4/1/24 - 6/1/30	3,753	605
8.50%, 10/1/25	212	31
9.00%, 11/1/26	333	52
REMIC
7.00%, 9/25/32	2,443	2,654
62.42%, 9/25/20(h)	36	66
Government National Mortgage Association,
Inv Fl IO
7.83%, 5/16/31	4,807	507
7.88%, 8/16/31	1,555	152
		5,849
Collateralized Mortgage Obligations - Non Agency Collateral Series (0.0%)
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	2	1

Commercial Mortgage Backed Securities (2.3%)
Banc of America Commercial Mortgage, Inc.,
5.45%, 1/15/49	2,625	1,965
5.94%, 2/10/51(h)	4,795	3,881
Bear Stearns Commercial Mortgage Securities,
5.47%, 1/12/45(h)	2,575	2,145
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	1,575	1,264
5.89%, 12/10/49(h)	2,984	2,368
5.92%, 3/15/49(h)	2,035	1,722
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39(c)	3,965	3,171

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Commercial Mortgage Backed Securities (cont’d)
GS Mortgage Securities Corp. II,
5.56%, 11/10/39	$2,100	$1,718
JPMorgan Chase Commercial Mortgage Securities Corp.,
6.01%, 6/15/49(c)(h)	2,425	1,859
Lehman Brothers-UBS Commercial Mortgage Trust,
5.87%, 9/15/45(h)	2,525	1,939
		22,032
Finance (8.8%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	875	887
5.90%, 6/15/19	805	808
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(e)	3,082	2,897
Allstate Corp. (The),
7.45%, 5/16/19	865	937
American Express Co.,
8.13%, 5/20/19	565	587
American Express Credit Corp.,
7.30%, 8/20/13	1,775	1,847
Bank of America Corp.,
5.75%, 12/1/17(c)	3,510	3,130
7.63%, 6/1/19	1,750	1,761
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	1,755	1,788
5.13%, 8/27/13	1,460	1,538
Barclays Bank plc,
6.75%, 5/22/19	2,180	2,166
BB&T Corp.,
6.85%, 4/30/19(c)	1,345	1,401
Bear Stearns Cos. LLC (The),
5.55%, 1/22/17	1,210	1,123
7.25%, 2/1/18	2,320	2,449
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18(c)	1,750	1,807
Capital One Financial Corp.,
7.38%, 5/23/14	565	583
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	740	738
Catlin Insurance Co., Ltd.,
7.25%,(e)(h)(o)	3,970	2,226
Chubb Corp.,
5.75%, 5/15/18	475	493
Citigroup, Inc.,
5.88%, 5/29/37	2,815	2,206
8.50%, 5/22/19	1,165	1,187
Credit Suisse USA, Inc.,
5.13%, 8/15/15(c)	930	955
Credit Suisse, New York,
5.00%, 5/15/13	630	645
5.50%, 5/1/14(c)	1,430	1,487
Farmers Insurance Exchange,
8.63%, 5/1/24(e)	2,860	2,312
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	5,810	5,666
HBOS plc,
6.75%, 5/21/18(e)	2,800	2,117
HSBC Finance Corp.,
6.75%, 5/15/11	735	756
JPMorgan Chase & Co.,
6.00%, 1/15/18	2,460	2,448
6.30%, 4/23/19	3,710	3,738
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	4,240	3,931
MetLife, Inc.,
6.13%, 12/1/11	45	47
6.75%, 6/1/16	485	494
6.82%, 8/15/18(c)	1,595	1,609
7.72%, 2/15/19	470	504
Nationwide Building Society,
4.25%, 2/1/10(e)	1,985	1,980
NYSE Euronext,
4.80%, 6/28/13	1,355	1,404
Pelican Homestead & Savings Association,
9.36%, 10/1/09(d)(l)	18	18
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	3,015	2,576
PNC Funding Corp.,
6.70%, 6/10/19	1,285	1,328
Principal Financial Group, Inc.,
8.88%, 5/15/19	1,035	1,088
Prudential Financial, Inc.,
6.63%, 12/1/37	1,840	1,599
Simon Property Group LP,
6.75%, 5/15/14(c)	995	1,001
SLM Corp.,
4.00%, 1/15/10	770	746
State Street Corp.,
4.30%, 5/30/14	520	515
Travelers Cos., Inc. (The),
5.80%, 5/15/18(c)	1,445	1,488
5.90%, 6/2/19	495	511
Two-Rock Pass Through Trust,
1.90%,(e)(h)(o)	2,930	9
U.S. Bancorp,
4.20%, 5/15/14	1,500	1,519
UBS AG,
5.88%, 12/20/17	1,100	1,026
Wachovia Corp.,
5.50%, 5/1/13	1,095	1,132
WellPoint, Inc.,
7.00%, 2/15/19	385	399
Wells Fargo & Co.,
5.63%, 12/11/17(c)	3,485	3,436
Xlliac Global Funding,
4.80%, 8/10/10(e)	4,560	4,248
		85,291
Industrials (19.8%)
Altria Group, Inc.,
9.25%, 8/6/19	1,115	1,254
Amgen, Inc.,
5.70%, 2/1/19	1,745	1,845
5.85%, 6/1/17	465	494
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14(c)(e)	175	177
7.20%, 1/15/14(c)(e)	1,675	1,802
Apache Corp.,
6.90%, 9/15/18(c)	970	1,113
Arcelor Mittal,
6.13%, 6/1/18	1,545	1,354
9.85%, 6/1/19(c)	2,700	2,919
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	1,220	1,285
AstraZeneca plc,
5.90%, 9/15/17(c)	635	681
AT&T Corp.,
8.00%, 11/15/31	2,515	2,911
AT&T, Inc.,
6.15%, 9/15/34	2,300	2,190
BAT International Finance plc,
9.50%, 11/15/18(e)	1,475	1,736
Baxter International, Inc.,
4.63%, 3/15/15(c)	695	714
Biogen Idec, Inc.,
6.88%, 3/1/18	1,420	1,441

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Boeing Co. (The),
6.00%, 3/15/19	$995	$1,087
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	315	334
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	1,605	1,330
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	580	608
Canadian National Railway Co.,
5.55%, 5/15/18	940	984
Chesapeake Energy Corp.,
6.88%, 1/15/16	2,265	2,010
Chevron Corp.,
4.95%, 3/3/19	2,030	2,102
Cisco Systems, Inc.,
4.95%, 2/15/19	1,525	1,528
5.90%, 2/15/39(c)	655	647
Coca-Cola Co. (The),
4.88%, 3/15/19	1,435	1,477
Comcast Corp.,
5.70%, 5/15/18(c)	3,145	3,167
ConAgra Foods, Inc.,
7.00%, 10/1/28	255	254
8.25%, 9/15/30	1,525	1,706
ConocoPhillips,
5.20%, 5/15/18	1,980	2,003
5.75%, 2/1/19(c)	480	505
Constellation Brands, Inc.,
7.25%, 9/1/16	625	581
Cooper U.S., Inc.,
5.25%, 11/15/12	1,365	1,459
Corning, Inc.,
6.63%, 5/15/19	845	865
COX Communications, Inc.,
8.38%, 3/1/39(e)	865	967
CRH America, Inc.,
6.00%, 9/30/16	1,945	1,733
CSC Holdings, Inc.,
7.63%, 7/15/18	1,440	1,341
CVS Pass-Through Trust,
6.04%, 12/10/28(e)	3,562	3,052
Daimler Finance North America LLC,
7.20%, 9/1/09	25	25
7.30%, 1/15/12	970	1,005
8.50%, 1/18/31(c)	640	675
Delhaize America, Inc.,
9.00%, 4/15/31	2,296	2,795
Deutsche Telekom International Finance B.V.,
6.00%, 7/8/19(c)	590	596
8.75%, 6/15/30	1,160	1,362
Devon Financing Corp. ULC,
7.88%, 9/30/31(c)	1,260	1,488
Diageo Capital plc,
5.75%, 10/23/17	1,440	1,505
7.38%, 1/15/14	655	742
Dr. Pepper Snapple Group, Inc.,
6.82%, 5/1/18(c)	1,270	1,345
E. I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	915	988
El Paso Corp.,
8.25%, 2/15/16	1,095	1,070
Emerson Electric Co.,
4.88%, 10/15/19(c)	1,230	1,233
5.00%, 4/15/19	495	499
EnCana Corp.,
5.90%, 12/1/17	955	980
6.50%, 5/15/19(c)	360	387
FBG Finance Ltd.,
5.13%, 6/15/15(e)	1,905	1,787
Fiserve, Inc.,
6.80%, 11/20/17	1,030	1,043
France Telecom S.A.,
8.50%, 3/1/31	590	760
Gaz Capital S.A.,
6.51%, 3/7/22(e)	575	434
General Electric Co.,
5.25%, 12/6/17	8,235	8,101
General Mills, Inc.,
5.25%, 8/15/13(c)	955	1,010
5.65%, 2/15/19	1,830	1,916
Georgia-Pacific LLC,
8.25%, 5/1/16(e)	495	483
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	920	976
Grupo Televisa S.A.,
6.00%, 5/15/18	1,165	1,104
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(e)	1,335	1,160
HCA, Inc.,
8.50%, 4/15/19(e)	1,010	995
Hewlett-Packard Co.,
4.75%, 6/2/14	1,165	1,218
5.50%, 3/1/18	735	774
Home Depot, Inc.,
5.40%, 3/1/16	1,670	1,669
Honeywell International, Inc.,
5.30%, 3/1/18	1,025	1,072
Hospira, Inc.,
1.08%, 3/30/10(h)	1,445	1,432
6.40%, 5/15/15	520	548
International Business Machines Corp.,
7.63%, 10/15/18	510	611
8.00%, 10/15/38(c)	705	915
John Deere Capital Corp.,
5.75%, 9/10/18	960	981
KLA-Tencor Corp.,
6.90%, 5/1/18	1,540	1,387
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	1,940	1,959
Kraft Foods, Inc.,
6.13%, 2/1/18 - 8/23/18	3,155	3,269
6.75%, 2/19/14	30	33
7.00%, 8/11/37	285	302
Kroger Co. (The),
6.40%, 8/15/17	1,495	1,588
LG Electronics, Inc.,
5.00%, 6/17/10(e)	1,830	1,820
McDonald’s Corp.,
5.00%, 2/1/19(c)	550	565
Medco Health Solutions, Inc.,
7.13%, 3/15/18	1,797	1,895
Merck & Co., Inc.,
5.00%, 6/30/19	3,470	3,520
MGM Mirage,
13.00%, 11/15/13(c)(e)	1,430	1,573
Microsoft Corp.,
4.20%, 6/1/19	800	783
Monsanto Co.,
5.13%, 4/15/18(c)	840	872
News America, Inc.,
6.90%, 3/1/19(c)(e)	2,220	2,317
Norfolk Southern Corp.,
5.75%, 1/15/16(e)	920	954

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Novartis Capital Corp.,
4.13%, 2/10/14	$2,080	$2,143
Parker Hannifin Corp.,
5.50%, 5/15/18	975	999
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(e)	1,035	995
Pfizer, Inc.,
6.20%, 3/15/19	4,305	4,717
Philip Morris International, Inc.,
5.65%, 5/16/18	1,760	1,848
Potash Corp of Saskatchewan, Inc.,
6.50%, 5/15/19(c)	775	837
Procter & Gamble Co. (The),
4.60%, 1/15/14	545	574
4.70%, 2/15/19	405	411
Questar Market Resources, Inc.,
6.80%, 4/1/18	1,515	1,430
Qwest Corp.,
6.50%, 6/1/17	460	407
6.88%, 9/15/33	1,060	779
Reynolds American, Inc.,
6.50%, 7/15/10	1,060	1,085
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	960	962
Roche Holdings, Inc.,
6.00%, 3/1/19(e)	3,180	3,397
Rogers Communications, Inc.,
6.80%, 8/15/18	1,045	1,122
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(e)	2,393	2,393
Teck Resources Ltd.,
10.25%, 5/15/16(e)	1,770	1,856
Telecom Italia Capital S.A.,
7.00%, 6/4/18	2,750	2,787
7.18%, 6/18/19	1,105	1,122
Telefonica Europe B.V.,
8.25%, 9/15/30	3,140	3,898
Time Warner Cable, Inc.,
6.75%, 7/1/18 - 6/15/39	2,130	2,166
8.25%, 4/1/19	965	1,097
8.75%, 2/14/19	1,240	1,447
Time Warner, Inc.,
5.88%, 11/15/16(c)	1,095	1,081
7.70%, 5/1/32	85	84
Transocean, Inc.,
6.00%, 3/15/18	1,445	1,505
Tyco Electronics Group S.A.,
5.95%, 1/15/14	2,630	2,459
Union Pacific Corp.,
5.45%, 1/31/13	1,275	1,323
6.13%, 2/15/20(c)	1,455	1,512
UnitedHealth Group, Inc.,
6.00%, 2/15/18	1,030	990
Verizon Communications, Inc.,
5.50%, 2/15/18(c)	1,245	1,238
6.35%, 4/1/19	2,130	2,220
8.95%, 3/1/39	930	1,178
Verizon Wireless Capital LLC,
5.55%, 2/1/14(c)(e)	2,185	2,322
Viacom, Inc.,
6.88%, 4/30/36	1,515	1,400
Vivendi,
6.63%, 4/4/18(e)	1,440	1,452
Vodafone Group plc,
5.63%, 2/27/17	1,055	1,073
Walgreen Co.,
5.25%, 1/15/19	1,745	1,819
Wal-Mart Stores, Inc.,
4.13%, 2/1/19(c)	2,275	2,218
4.25%, 4/15/13	2,325	2,418
Weatherford International Ltd.,
6.00%, 3/15/18(c)	1,265	1,244
WPP Finance,
8.00%, 9/15/14(c)	1,395	1,418
Wyeth,
5.45%, 4/1/17	310	324
Xerox Corp.,
6.35%, 5/15/18	1,085	970
XTO Energy, Inc.,
5.50%, 6/15/18	1,880	1,887
Yum! Brands, Inc.,
6.25%, 3/15/18	530	546
8.88%, 4/15/11	905	989
		192,319
Mortgages — Other (0.2%)
American Express Co.,
9.63%, 12/1/12(d)(l)	12	12
American Housing Trust,
9.55%, 9/25/20	23	18
Mastr Adjustable Rate Mortgages Trust,
2.28%, 4/25/46(h)	3,177	330
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	3	4
Structured Adjustable Rate Mortgage Loan Trust,
0.61%, 9/25/34(h)	850	512
Structured Asset Mortgage Investments, Inc.,
0.59%, 7/25/46(h)	8,162	1,033
WaMu Mortgage Pass Through Certificates,
0.57%, 10/25/45(h)	31	29
0.58%, 4/25/45(h)	34	10
		1,948
Municipal Bonds (0.4%)
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds,
6.18%, 1/1/34	1,370	1,409
State of California, General Obligation Bonds,
5.95%, 4/1/16	2,620	2,520
		3,929
Sovereign (0.6%)
Federal Republic of Germany,
4.88%, 6/17/19(c)	1,700	1,765
Federative Republic of Brazil,
6.00%, 1/17/17(c)	2,895	2,986
Korea Railroad Corp.,
5.38%, 5/15/13(e)	1,230	1,204
		5,955
U.S. Agency Securities (4.7%)
Federal Home Loan Mortgage Corp.,
3.00%, 7/28/14(c)	29,000	29,093
4.88%, 6/13/18(c)	2,300	2,480
5.13%, 11/17/17(c)	4,600	5,057
6.75%, 3/15/31(c)	5,500	6,839
Federal National Mortgage Association,
5.38%, 6/12/17(c)	1,830	2,045
		45,514
U.S. Treasury Securities (11.4%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19(c)	33,410	21,971
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	38,610	22,420
U.S. Treasury Bonds,
3.50%, 2/15/39(c)	7,815	6,760
4.25%, 5/15/39	22,210	21,991

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
U.S. Treasury Securities (cont’d)
U.S. Treasury Inflation Indexed Bonds,
3.63%, 4/15/28	$3,600	$5,788
U.S. Treasury Notes,
0.88%, 5/31/11(c)	24,500	24,420
3.13%, 5/15/19	2,475	2,394
4.00%, 8/15/18	9	9
4.75%, 8/15/17(c)	4,730	5,187
		110,940
Utilities (3.6%)
AES Corp. (The),
8.75%, 5/15/13(e)	2,145	2,188
Alabama Power Co.,
5.80%, 11/15/13	935	1,014
Carolina Power & Light Co.,
5.30%, 1/15/19	580	607
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	1,130	853
7.88%, 4/1/13	730	779
Colorado Interstate Gas Co.,
6.80%, 11/15/15	149	154
Consumers Energy Co.,
4.00%, 5/15/10	1,410	1,426
Detroit Edison Co. (The),
6.13%, 10/1/10	1,285	1,332
E.ON International Finance B.V.,
5.80%, 4/30/18(e)	2,845	2,965
EDF S.A.,
6.50%, 1/26/19(e)	2,365	2,595
Enterprise Products Operating LLC,
6.50%, 1/31/19(c)	1,605	1,634
FPL Group Capital, Inc.,
6.00%, 3/1/19	1,145	1,232
Georgia Power Co.,
6.00%, 11/1/13	370	404
Kinder Morgan Finance Co. LP,
5.70%, 1/5/16	2,070	1,785
NiSource Finance Corp.,
6.80%, 1/15/19	1,400	1,314
Ohio Edison Co.,
6.40%, 7/15/16	1,730	1,770
Ohio Power Co.,
6.00%, 6/1/16	1,220	1,244
Pacificorp.,
5.50%, 1/15/19	335	355
Peco Energy Co.,
5.35%, 3/1/18	1,195	1,224
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	1,680	1,519
PPL Energy Supply LLC,
6.30%, 7/15/13	1,380	1,448
Progress Energy, Inc.,
7.05%, 3/15/19	980	1,089
Public Service Co. of Colorado,
6.50%, 8/1/38	1,290	1,468
Texas Eastern Transmission LP,
7.00%, 7/15/32	1,060	1,118
Union Electric Co.,
6.40%, 6/15/17	930	957
Virginia Electric & Power Co.,
8.88%, 11/15/38	2,150	2,891
		35,365
Total Fixed Income Securities (Cost $969,697)		950,723

No. of
Contracts
Call Options Purchased (0.0%)
EuroDollar 2-Year Mid-Curve Call at $97.75, expiring 9/11/09 (a) (Cost $1,565)	2,023	202

Shares
Short-Term Investments (29.0%)
Securities held as Collateral on Loaned Securities (12.5%)
Investment Company (9.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	92,012,626	92,013

Face Amount
(000)
Repurchase Agreement (3.1%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $29,969; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $30,568.	$29,968	29,968
121,981

Shares
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	43,618,276	43,618

	Face Amount
	(000)
U.S. Agency Securities (6.7%)
Federal Home Loan Bank,
0.20%, 8/11/09 (t)	$35,000	34,997
Federal Home Loan Mortgage Corp.,
0.21%, 7/13/09 (t)	20,000	19,999
Federal National Mortgage Association,
0.13%, 7/1/09 (t)	10,000	10,000
		64,996
U.S. Treasury Securities (5.3%)
U.S. Treasury Bills,
0.02%, 7/2/09 (r)	5,000	5,000
0.15%, 8/13/09 (c)(r)	10,000	9,998
0.15%, 8/20/09 (r)	5,000	4,999
0.16%, 9/10/09 (c)(r)	20,000	19,994
0.23%, 11/12/09 (c)(j)(r)	11,475	11,466
		51,457
Total Short-Term Investments (Cost $282,044)		282,052
Total Investments (126.8%) (Cost $1,253,306) — Including $160,656 of Securities Loaned+		1,232,977
Liabilities in Excess of Other Assets (-26.8%)		(260,449)
Net Assets (100%)		$972,528

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

(a)	Non-income producing security.
(c)

All or a portion of security on loan at June 30, 2009. At June 30, 2009, the Portfolio had loaned securities with a total value of $160,656,000. This was secured by collateral of $121,981,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $41,328,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)

At June 30, 2009, the Portfolio held approximately $30,000 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2009.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at June 30, 2009.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2009.

(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $37,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $284,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $1,376,207,000 and $1,320,729,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2009.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
+

At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $1,253,306,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $20,329,000 of which $22,764,000 related to appreciated securities and $43,093,000 related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2009.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
90 Day
EuroDollar	130	$31,640	Mar-11	$(91)
90 Day
EuroDollar	130	31,532	Jun-11	(107)
90 Day
EuroDollar	130	31,434	Sep-11	(122)
90 Day
EuroDollar	130	31,343	Dec-11	(128)
U.S. Treasury
2 yr. Note	846	182,921	Sep-09	(288)
U.S. Treasury
5 yr. Note	747	85,695	Sep-09	480
Short:
U.S. Treasury
10 yr. Note	810	94,175	Sep-09	290
U.S. Treasury
Long Bond	266	31,484	Sep-09	(839)
				$(805)

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
EuroDollar 2-Year Mid-Curve Call at $98.50, expiring 9/11/09	1,681	$201	$(11)

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

						Unrealized
		Notional			Upfront	Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	Payments	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)	(000)
Bank of America
Tyco Electronics Ltd., 6.00%, 10/1/12	Buy	$2,115	5.00%	6/20/14	$89	$(170)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Barclays Capital
	3 Month LIBOR	Pay	4.66%	5/27/19	$20,613	$(68)
	3 Month LIBOR + 1.35%	Receive	3.63	4/15/28	5,544	93
	3 Month LIBOR	Receive	4.04	5/27/39	4,727	85
UBS
	3 Month LIBOR	Pay	4.66	5/27/19	60,180	(154)
	3 Month LIBOR	Receive	4.04	5/27/39	13,928	249
						$205

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Barclays Capital
	$20,454	3 Month LIBOR	Pay	11/15/19	$(861)
	20,062	3 Month LIBOR	Pay	11/15/21	(987)
					$(1,848)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Assets:
Call Options Purchased	$202	$—	$—	$202
Fixed Income Securities
Agency Adjustable Rate Mortgages	—	7,285	—	7,285
Agency Bonds — Banking (FDIC Guaranteed)	—	24,222	—	24,222
Agency Fixed Rate Mortgages	—	391,753	—	391,753
Asset Backed Securities	—	18,320	—	18,320
Collateralized Mortgage Obligations — Agency Collateral Series	—	5,849	—	5,849
Collateralized Mortgage Obligations — Non Agency Collateral Series	—	1	—	1
Commercial Mortgage Backed Securities	—	22,032	—	22,032
Finance	—	85,273	18	85,291
Industrials	—	192,319	—	192,319
Mortgages — Other	—	1,936	12	1,948
Municipal Bonds	—	3,929	—	3,929
Sovereign	—	5,955	—	5,955
U.S. Agency Securities	—	45,514	—	45,514
U.S. Treasury Securities	—	110,940	—	110,940
Utilities	—	35,365	—	35,365
Total Fixed Income Securities	—	950,693	30	950,723
Futures Contracts	770	—	—	770
Interest Rate Swap Contracts	—	427	—	427
Short-Term Investments
Investment Company	135,631	—	—	135,631
Repurchase Agreement	—	29,968	—	29,968
U.S. Agency Securities	—	64,996	—	64,996
U.S. Treasury Securities	—	51,457	—	51,457
Total Short-Term Investments	135,631	146,421	—	282,052
Total Assets	136,603	1,097,541	30	1,234,174

Liabilities:
Credit Default Swap Contracts	—	(170)	—	(170)
Futures Contracts	(1,575)	—	—	(1,575)
Interest Rate Swap Contracts	—	(222)	—	(222)
Options Written	(11)	—	—	(11)
Zero Coupon Swap Contracts	—	(1,848)	—	(1,848)
Total Liabilities	(1,586)	(2,240)	—	(4,859)
Total	$135,017	$1,095,301	$30	$1,230,348

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information: (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income
Securities
Balance as of 9/30/08	$84,600
Accrued discounts/premiums	(156)
Realized gain (loss)	(113,094)
Change in unrealized appreciation (depreciation)	102,365
Net purchases (sales)	(28,086)
Net transfers in and/or out of Level 3	(45,599)
Balance as of 6/30/09	$30
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$ —@

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (100.0%)
Agency Bond — Banking (FDIC Guaranteed) (2.0%)
GMAC LLC,
2.20%, 12/19/12	$2,750	$2,741

Agency Fixed Rate Mortgages (5.0%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
7.50%, 8/1/30	2	2
8.00%, 7/1/30 - 9/1/31	146	160
9.50%, 12/1/22	12	13
10.00%, 6/1/17	11	12
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30 - 5/1/33	281	302
7.00%, 11/1/32	6	6
7.50%, 8/1/29 - 2/1/32	119	130
8.00%, 4/1/31 - 9/1/31	57	62
9.50%, 12/1/17 - 12/1/21	281	309
10.00%, 7/1/18 - 2/1/21	7	8
July TBA:
5.50%, 7/25/39(i)	2,500	2,581
August TBA:
5.00%, 8/25/39(i)	3,100	3,144
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16 - 1/15/19	49	54
10.00%, 4/15/16 - 11/15/19	38	41
10.50%, 2/15/18	4	4
11.00%, 3/15/10 - 9/15/15	12	14
11.50%, 6/15/13	2	2
12.00%, 5/15/14	6	6
		6,850
Asset Backed Securities (0.8%)
Capital Auto Receivables Asset Trust,
0.38%, 7/15/10(h)	216	212
4.98%, 5/15/11	351	356
Capital One Auto Finance Trust,
5.07%, 7/15/11	71	71
GS Auto Loan Trust,
5.37%, 12/15/10	136	137
Harley-Davidson Motorcycle Trust,
4.07%, 2/15/12	56	56
Residential Asset Mortgage Products, Inc.,
0.40%, 10/25/36(h)	57	57
SLM Student Loan Trust,
1.08%, 10/27/14(h)	206	205
		1,094
Collateralized Mortgage Obligations — Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corp.,
IO REMIC
7.00%, 2/15/32	58	9
IO STRIPS
6.50%, 8/1/28	224	30
Government National Mortgage Association,
Inv Fl IO
7.63%, 12/16/25 - 9/16/27	203	21
7.68%, 5/16/32	67	6
		66
Finance (13.5%)
ACE INA Holding, Inc.,
5.60%, 5/15/15	205	208
5.90%, 6/15/19	30	30
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(e)	295	277
Allstate Corp. (The),
7.45%, 5/16/19	130	141
American Express Co.,
8.13%, 5/20/19	260	270
American Express Credit Corp.,
7.30%, 8/20/13	205	213
Bank of America Corp.,
5.65%, 5/1/18	895	792
5.75%, 12/1/17	460	411
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	235	239
5.13%, 8/27/13	330	348
Barclays Bank PLC,
6.75%, 5/22/19	295	293
BB&T Corp.,
6.85%, 4/30/19	215	224
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	425	427
7.25%, 2/1/18	255	269
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	380	392
Bungle Ltd. Finance Corp.,
8.50%, 6/15/19	80	84
Capital One Financial Corp.,
7.38%, 5/23/14	145	150
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	60	60
Catlin Insurance Co., Ltd.,
7.25%, (e)(h)(o)	150	84
Chubb Corp.,
5.75%, 5/15/18	55	57
Citigroup, Inc.,
6.13%, 11/21/17 - 5/15/18	865	759
8.50%, 5/22/19	220	224
Credit Suisse USA, Inc.,
5.13%, 8/15/15	85	87
Credit Suisse, New York,
5.00%, 5/15/13	170	174
5.50%, 5/1/14	290	302
6.00%, 2/15/18	175	175
General Electric Capital Corp.,
0.67%, 3/12/10 (h)	515	510
4.75%, 9/15/14	95	94
5.63%, 5/1/18	785	744
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	1,450	1,414
6.25%, 9/1/17	670	664
HBOS plc,
6.75%, 5/21/18(e)	320	242
HSBC Finance Corp.,
5.50%, 1/19/16	480	452
6.75%, 5/15/11	285	293
John Hancock Global Funding II,
7.90%, 7/2/10(e)	715	733
JPMorgan Chase & Co.,
4.75%, 5/1/13	535	542
6.00%, 1/15/18	425	423
6.30%, 4/23/19	235	237
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	725	672
MetLife, Inc.,
6.75%, 6/1/16	55	56
6.82%, 8/15/18	155	156
7.72%, 2/15/19	180	193

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
Nationwide Building Society,
4.25%, 2/1/10(e)	$305	$304
NYSE Euronext,
4.80%, 6/28/13	315	326
PNC Funding Corp.,
6.70%, 6/10/19	235	243
Principal Financial Group, Inc.,
8.88%, 5/15/19	190	200
Prudential Financial, Inc.,
7.38%, 6/15/19	200	197
Simon Property Group LP,
6.75%, 5/15/14	205	206
Sovereign Bancorp, Inc.,
0.84%, 3/23/10(h)	425	392
State Street Corp.,
4.30%, 5/30/14	75	74
Travelers Cos., Inc. (The),
5.80%, 5/15/18	175	180
5.90%, 6/2/19	55	57
Two-Rock Pass Through Trust,
1.90%, (e)(h)(o)	290	1
UBS AG,
5.88%, 12/20/17	200	187
US Bancorp,
4.20%, 5/15/14	275	278
Wachovia Corp.,
5.50%, 5/1/13	135	140
WellPoint, Inc.,
7.00%, 2/15/19	50	52
Wells Fargo & Co.,
5.63%, 12/11/17	1,105	1,090
WPP Finance,
8.00%, 9/15/14	200	203
Xlliac Global Funding,
4.80%, 8/10/10(e)	395	368
		18,613
Industrials (19.2%)
Altria Group, Inc.,
9.25%, 8/6/19	125	141
Amgen, Inc.,
5.70%, 2/1/19	40	42
5.85%, 6/1/17	285	303
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14(e)	300	303
Apache Corp.,
6.90%, 9/15/18	130	149
Arcelor Mittal,
6.13%, 6/1/18	300	263
9.85%, 6/1/19	380	411
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	165	174
AstraZeneca plc,
5.90%, 9/15/17	100	107
6.45%, 9/15/37	10	11
AT&T Corp.,
8.00%, 11/15/31	95	110
AT&T, Inc.,
5.10%, 9/15/14	605	629
5.30%, 11/15/10	160	166
6.55%, 2/15/39	235	236
BAT International Finance plc,
9.50%, 11/15/18(e)	200	235
Baxter International, Inc.,
4.00%, 3/1/14	45	46
4.63%, 3/15/15	160	164
5.38%, 6/1/18	140	147
Biogen Idec, Inc.,
6.88%, 3/1/18	225	228
Boeing Co. (The),
6.00%, 3/15/19	85	93
BP Capital Markets plc,
3.88%, 3/10/15	430	431
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	30	32
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	30	25
7.13%, 6/15/12	220	216
Canadian National Railway Co.,
5.55%, 5/15/18 - 3/1/19	130	135
Caterpillar, Inc.,
7.90%, 12/15/18	130	150
Chevron Corp.,
4.95%, 3/3/19	325	336
Cisco Systems, Inc.,
4.95%, 2/15/19	280	281
Coca-Cola Co. (The),
4.88%, 3/15/19	205	211
Comcast Corp.,
5.70%, 5/15/18	475	478
6.50%, 1/15/17	270	287
ConAgra Foods, Inc.,
7.00%, 4/15/19	235	258
ConocoPhillips,
5.20%, 5/15/18	415	420
5.75%, 2/1/19	520	547
Cooper U.S., Inc.,
5.25%, 11/15/12	225	241
Corning Inc.,
6.63%, 5/15/19	115	118
CVS Caremark Corp.,
6.60%, 3/15/19	45	48
CVS Pass-Through Trust,
6.04%, 12/10/28(e)	198	169
8.35%, 7/10/31(e)	185	186
Daimler Finance North America LLC,
7.30%, 1/15/12	230	238
Deutsche Telekom International Finance B.V.,
8.50%, 6/15/10	435	458
Devon Energy Corp.,
6.30%, 1/15/19	200	214
Diageo Capital plc,
7.38%, 1/15/14	280	317
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	115	124
Emerson Electric Co.,
4.88%, 10/15/19	165	165
5.00%, 4/15/19	65	66
EnCana Corp.,
5.90%, 12/1/17	130	133
6.50%, 5/15/19	50	54
FBG Finance Ltd.,
5.13%, 6/15/15(e)	255	239
FedEx Corp.,
5.50%, 8/15/09	145	146
France Telecom S.A.,
5.38%, 7/8/19	100	101
General Electric Co.,
5.25%, 12/6/17	915	900

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
General Mills, Inc.,
5.25%, 8/15/13	$135	$143
5.65%, 2/15/19	450	471
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	205	218
Grupo Televisa S.A.,
6.00%, 5/15/18	205	194
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(e)	70	61
Hewlett-Packard Co.,
4.75%, 6/2/14	165	172
5.50%, 3/1/18	110	116
Home Depot, Inc.,
5.40%, 3/1/16	360	360
Honeywell International, Inc.,
5.30%, 3/1/18	190	199
International Business Machines Corp.,
7.63%, 10/15/18	200	239
John Deere Capital Corp.,
5.75%, 9/10/18	140	143
KLA-Tencor Corp.,
6.90%, 5/1/18	190	171
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	295	298
Kraft Foods, Inc.,
6.13%, 2/1/18 - 8/23/18	590	612
6.75%, 2/19/14	10	11
Kroger Co. (The),
5.00%, 4/15/13	100	102
6.40%, 8/15/17	30	32
LG Electronics, Inc.,
5.00%, 6/17/10(e)	140	139
Medco Health Solutions, Inc.,
7.13%, 3/15/18	270	285
Merck & Co. Inc.,
5.00%, 6/30/19	495	502
Microsoft Corp.,
4.20%, 6/1/19	110	108
News America, Inc.,
6.90%, 3/1/19(e)	200	209
Norfolk Southern Corp.,
5.75%, 1/15/16(e)	140	145
Oracle Corp.,
5.75%, 4/15/18	45	48
Parker Hannifin Corp.,
5.50%, 5/15/18	85	87
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(e)	145	139
Philip Morris International, Inc.,
5.65%, 5/16/18	295	310
Potash Corp. of Saskatchewan, Inc.,
6.50%, 5/15/19	110	119
Procter & Gamble Co. (The),
4.70%, 2/15/19	135	137
Questar Market Resources, Inc.,
6.80%, 4/1/18	235	222
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	155	155
Roche Holdings, Inc.,
6.00%, 3/1/19(e)	480	513
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(e)	179	179
Telecom Italia Capital S.A.,
4.95%, 9/30/14	50	48
7.00%, 6/4/18	360	365
7.18%, 6/18/19	170	172
Time Warner Cable, Inc.,
6.75%, 7/1/18	255	266
8.25%, 4/1/19	130	148
8.75%, 2/14/19	230	268
Time Warner, Inc.,
5.88%, 11/15/16	550	543
Transocean, Inc.,
6.00%, 3/15/18	190	198
Union Pacific Corp.,
7.88%, 1/15/19	450	516
United Parcel Service, Inc.,
5.13%, 4/1/19	400	421
UnitedHealth Group, Inc.,
6.00%, 2/15/18	185	178
Verizon Communications, Inc.,
5.50%, 2/15/18	305	303
6.35%, 4/1/19	705	735
Verizon Global Funding Corp.,
7.25%, 12/1/10	140	149
Viacom, Inc.,
5.75%, 4/30/11	300	307
Vivendi,
6.63%, 4/4/18(e)	205	207
Vodafone Group plc,
5.63%, 2/27/17	280	285
Walgreen Co.,
5.25%, 1/15/19	260	271
Wal-Mart Stores, Inc.,
4.13%, 2/1/19	310	302
4.25%, 4/15/13	315	328
Weatherford International Ltd.,
6.00%, 3/15/18	145	143
Wyeth,
5.45%, 4/1/17	770	806
5.50%, 2/15/16	45	47
Xerox Corp.,
6.35%, 5/15/18	235	210
XTO Energy, Inc.,
5.50%, 6/15/18	290	291
6.50%, 12/15/18	40	43
Yum! Brands, Inc.,
6.25%, 3/15/18	220	227
8.88%, 4/15/11	105	114
		26,412
Municipal Bond (0.3%)
State of California,
5.95%, 4/1/16	360	346

Sovereign (1.3%)
Federal Republic of Germany,
4.88%, 6/17/19	260	270
Federative Republic of Brazil,
6.00%, 1/17/17	435	449
Korea Railroad Corp.,
5.38%, 5/15/13(e)	245	240
Province of Quebec Canada,
6.13%, 1/22/11	550	588
United Mexican States,
5.63%, 1/15/17	270	274
		1,821
U.S. Agency Securities (12.9%)
Federal Home Loan Bank,
5.00%, 11/17/17	760	810

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

		Face Amount	Value
		(000)	(000)
U.S. Agency Securities (cont’d)
Federal Home Loan Mortgage Corp.,
1.75%, 6/15/12		$5,530	$5,514
3.00%, 7/28/14		2,800	2,809
5.50%, 8/23/17		2,000	2,253
Federal National Mortgage Association,
2.50%, 5/15/14		5,600	5,512
5.38%, 6/12/17		820	916
			17,814
U.S. Treasury Securities (41.6%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/22		16,210	10,119
U.S. Treasury Bond,
4.50%, 2/15/36		150	154
U.S. Treasury Notes,
0.88%, 12/31/10 - 3/31/11		33,000	33,039
1.50%, 12/31/13		2,245	2,163
1.75%, 1/31/14 - 3/31/14		7,700	7,454
2.75%, 2/15/19		2,733	2,561
4.00%, 8/15/18		1,708	1,772
			57,262
Utilities (3.4%)
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13		100	107
Columbus Southern Power Co.,
4.40%, 12/1/10		100	103
Consumers Energy Co.,
4.00%, 5/15/10		100	101
Detroit Edison Co. (The),
6.13%, 10/1/10		155	161
E.ON International Finance B.V.,
5.80%, 4/30/18(e)		510	531
EDF S.A.,
6.50%, 1/26/19(e)		330	362
Enterprise Products Operating LLC,
6.50%, 1/31/19		215	219
FPL Group Capital, Inc.,
6.00%, 3/1/19		150	161
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18		270	265
NiSource Finance Corp.,
1.23%, 11/23/09(h)		165	164
6.80%, 1/15/19		185	173
Ohio Edison Co.,
6.40%, 7/15/16		255	261
Ohio Power Co.,
6.00%, 6/1/16		85	87
Peco Energy Co.,
5.35%, 3/1/18		140	143
Plains All American Pipeline LP,
8.75%, 5/1/19		150	170
PPL Energy Supply LLC,
6.30%, 7/15/13		145	152
6.50%, 5/1/18		55	56
Progress Energy, Inc.,
7.05%, 3/15/19		285	317
Public Service Co. of Colorado,
5.80%, 8/1/18		195	211
Public Service Electric & Gas Co.,
5.00%, 1/1/13		145	150
Southern Co.,
4.15%, 5/15/14		185	186
Union Electric Co.,
6.70%, 2/1/19		195	204
Virginia Electric and Power Co.,
5.40%, 4/30/18		400	416
	`		4,700
Total Fixed Income Securities (Cost $137,638)			137,719

No. of
Contracts
Call Options Purchased (0.0%)
EuroDollar 2-Year Mid-Curve Call at $97.75, expiring 9/11/09 (a) (Cost $191)	248	25

Shares
Short-Term Investments (5.4%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	3,168,038	3,168

	Face Amount
	(000)
U.S. Agency Security (1.4%)
Federal Home Loan Bank,
0.19%, 7/13/09 (t)	$2,000	2,000
U.S. Treasury Security (1.7%)
U.S. Treasury Bill,
0.27%, 11/12/09 (j)(r)	2,343	2,341
Total Short-Term Investments (Cost $7,509)		7,509
Total Investments (105.4%) (Cost $145,338) +		145,253
Liabilities in Excess of Other Assets (-5.4%)		(7,467)
Net Assets (100%)		$137,786

(a)                                  Non-income producing security.

(e)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2009.

(i)                                     Security is subject to delayed delivery.

(j)                                     All or a portion of the security was pledged to cover margin requirements for futures contracts.

(o)                                 Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2009.

(p)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $32,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $93,984,000 and $96,844,000, respectively.

(r)                                    Rate shown is the yield to maturity at June 30, 2009.

(t)                                    Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

+

At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $145,338,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $85,000 of which $1,934,000 related to appreciated securities and $2,019,000 related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2009.
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
90 Day
EuroDollar	17	$4,137	Mar-11	$(12)
90 Day
EuroDollar	17	4,123	Jun-11	(14)
90 Day
EuroDollar	17	4,111	Sep-11	(16)
90 Day
EuroDollar	17	4,099	Dec-11	(18)
U.S. Treasury
2 yr. Note	103	22,271	Sep-09	(39)
U.S. Treasury
5 yr. Note	145	16,634	Sep-09	(55)
Short:
U.S. Treasury
10 yr. Note	128	14,882	Sep-09	24
U.S. Treasury
Long Bond	82	9,705	Sep-09	(194)
				$(324)

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
EuroDollar 2-Year Mid-Curve Call at $98.50, expiring 9/11/09	206	$24	$(1)

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

						Unrealized
		Notional			Upfront	Appreciation	Credit
	Buy/Sell	Amount	Pay/Receive	Termination	Payments	(Depreciation)	Rating
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)	(000)	of Issuer*
JPMorgan Chase
Dow Jones CDX North America Investment Grade Index, Series 11	Sell	$9,000	1.50%	12/20/13	$195	$117	Baa2/BBB

* Credit rating is based on the average rating of the constituents within a given CDX Index.

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Barclays Capital
	3 Month LIBOR	Pay	4.66%	5/27/19	$2,843	$(9)
	3 Month LIBOR	Receive	4.04	5/27/39	652	12
UBS
	3 Month LIBOR	Pay	4.66	5/27/19	8,302	(21)
	3 Month LIBOR	Receive	4.04	5/27/39	1,921	34
						$16

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Barclays Capital
	$2,960	3 Month LIBOR	Pay	11/15/19	$(125)
	4,835	3 Month LIBOR	Receive	11/15/19	(314)
Deutsche Bank
	1,934	3 Month LIBOR	Pay	11/15/21	(38)
JPMorgan Chase
	1,354	3 Month LIBOR	Pay	11/15/19	(40)
	1,865	3 Month LIBOR	Pay	11/15/20	(98)
	3,230	3 Month LIBOR	Receive	11/15/20	(213)
	557	3 Month LIBOR	Pay	11/15/21	(23)
	215	3 Month LIBOR	Pay	11/14/22	(11)
UBS
	720	3 Month LIBOR	Pay	11/15/19	(15)
	1,150	3 Month LIBOR	Receive	11/15/19	(73)
					$(950)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Intermediate Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Assets:
Call Options Purchased	$25	$—	$—	$25
Credit Default Swap Contracts	—	117	—	117
Fixed Income Securities
Agency Bonds — Banking (FDIC Guaranteed)	—	2,741	—	2,741
Agency Fixed Rate Mortgages	—	6,850	—	6,850
Asset Backed Securities	—	1,094	—	1,094
Collateralized Mortgage Obligations — Agency Collateral Series	—	66	—	66
Finance	—	18,613	—	18,613
Industrials	—	26,412	—	26,412
Municipal Bond	—	346	—	346
Sovereign	—	1,821	—	1,821
U.S. Agency Securities	—	17,814	—	17,814
U.S. Treasury Securities	—	57,262	—	57,262
Utilities	—	4,700	—	4,700
Total Fixed Income Securities	—	137,719	—	137,719
Futures Contracts	24	—	—	24
Interest Rate Swap Contracts	—	46	—	46
Short-Term Investments
Investment Company	3,168	—	—	3,168
U.S. Agency Security	—	2,000	—	2,000
U.S. Treasury Security	—	2,341	—	2,341
Total Short-Term Investments	3,168	4,341	—	7,509
Total Assets	3,217	142,223	—	145,440

Liabilities:
Futures Contracts	(348)	—	—	(348)
Interest Rate Swap Contracts	—	(30)	—	(30)
Options Written	(1)	—	—	(1)
Zero Coupon Swap Contracts	—	(950)	—	(950)
Total Liabilities	(349)	(980)	—	(1,329)
Total	$2,868	$141,243	$—	$144,111

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income
Securities
Balance as of 9/30/08	$3,921
Accrued discounts/premiums	—
Realized gain (loss)	(4,002)
Change in unrealized appreciation (depreciation)	3,427
Net purchases (sales)	(2,423)
Net transfers in and/or out of Level 3	(923)
Balance as of 6/30/09	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—

Morgan Stanley Institutional Fund Trust

International Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (86.8%)
Australia (1.0%)
Queensland Treasury Corp.,
6.00%, 10/14/15	AUD	450	$363

Austria (1.2%)
Republic of Austria,
4.30%, 7/15/14	EUR	300	443

Belgium (2.8%)
Kingdom of Belgium,
3.50%, 3/28/11		700	1,016

Bermuda (0.3%)
Adecco Financial Services Bermuda Ltd. (Convertible),
Zero Coupon, 8/26/13	CHF	105	104

Brazil (1.3%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	BRL	1,000	472

Canada (6.7%)
Bombardier, Inc.,
7.25%, 11/15/16	EUR	100	121
Government of Canada,
3.75%, 9/1/11	CAD	400	361
4.00%, 6/1/17		1,050	961
Quebec Province,
1.60%, 5/9/13	JPY	70,000	705
Royal Bank of Canada,
4.50%, 11/5/12	EUR	200	287
			2,435
Denmark (0.8%)
Kingdom of Denmark,
5.00%, 11/15/13	DKK	1,400	287

France (9.4%)
BNP Paribas,
5.43%, 9/7/17	EUR	100	146
Compagnie de Financement Foncier,
1.25%, 12/1/11	JPY	100,000	1,013
Crown European Holdings S.A.,
6.25%, 9/1/11	EUR	75	102
Europcar Groupe S.A.,
4.78%, 5/15/13(h)		150	124
France Telecom S.A.,
8.13%, 1/28/33		60	111
French Treasury Note BTAN,
4.50%, 7/12/13		400	604
GDF Suez,
5.63%, 1/18/16		50	76
Government of France O.A.T.,
5.50%, 4/25/29		500	807
Lafarge S.A.,
6.13%, 5/28/15		100	137
RTE EDF Transport S.A.,
5.13%, 9/12/18		100	147
Societe Generale,
6.13%, 8/20/18		100	150
			3,417
Germany (7.1%)
Bundesrepublik Deutschland,
3.25%, 7/4/15		400	574
4.25%, 7/4/17		350	527
Grohe Holding GmbH,
4.31%, 1/15/14(h)		50	48
Kreditanstalt fuer Wiederaufbau,
1.35%, 1/20/14	JPY	80,000	834
3.13%, 2/25/14	EUR	250	354
4.63%, 10/12/12		150	225
			2,562
Greece (2.1%)
Government of Greece,
5.25%, 5/18/12		500	749
Hungary (0.4%)
Republic of Hungary,
5.75%, 6/11/18		100	130

Ireland (0.6%)
GE Capital European Funding,
5.25%, 5/18/15		100	141
Smurfit Kappa Funding plc,
7.75%, 4/1/15		50	61
			202
Italy (4.0%)
Italy Buoni Poliennali Del Tesoro,
4.00%, 4/15/12 - 2/1/17		750	1,091
4.25%, 8/1/13		250	368
			1,459
Japan (12.8%)
Development Bank of Japan,
1.75%, 3/17/17	JPY	20,000	214
Government of Japan,
1.00%, 12/20/12		50,000	528
1.20%, 6/20/11		70,000	740
1.30%, 3/20/18		20,000	209
1.40%, 9/20/15		100,000	1,071
1.70%, 6/20/33		75,000	708
2.50%, 9/20/36		60,000	662
Japan Finance Organization for Municipalities,
1.90%, 6/22/18		30,000	325
Sharp Corp. (Convertible),
Zero Coupon, 9/30/13		17,000	156
			4,613
Luxembourg (1.9%)
Fiat Finance & Trade Ltd.,
6.63%, 2/15/13	EUR	150	179
Gaz Capital S.A.,
4.56%, 12/9/12		75	98
ITW Finance Europe S.A.,
5.25%, 10/1/14		75	104
Telecom Italia Finance S.A.,
7.75%, 1/24/33		150	217
Wind Acquisition Finance S.A.,
9.75%, 12/1/15		75	103
			701
Mexico (0.9%)
Mexican Bonos,
10.00%, 12/5/24	MXN	4,000	345

Multi-Country (1.4%)
European Investment Bank,
1.25%, 9/20/12	JPY	50,000	524

Netherlands (5.4%)
ABN Amro Bank N.V. (Convertible),
1.88%, 10/27/10	EUR	50	69
Government of Netherlands,
4.00%, 1/15/37		800	1,067
Impress Holdings B.V.,
4.56%, 9/15/13(h)		60	74
ING Bank N.V.,
5.25%, 6/5/18		150	218
Linde Finance B.V.,
4.75%, 4/24/17		100	141

Morgan Stanley Institutional Fund Trust

International Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Netherlands (cont’d)
OI European Group B.V.,
6.88%, 3/31/17	EUR	150	$185
Telefonica Europe B.V.,
5.88%, 2/14/33		150	205
			1,959
Norway (0.9%)
Kingdom of Norway,
6.50%, 5/15/13	NOK	1,800	315

Poland (0.5%)
Government of Poland,
5.25%, 10/25/17	PLN	650	193

South Africa (0.8%)
Government of South Africa,
7.25%, 1/15/20	ZAR	2,500	286

Spain (3.1%)
Government of Spain,
3.90%, 10/31/12	EUR	500	737
5.15%, 7/30/09		— @	1
Santander International Debt S.A.,
5.63%, 2/14/12		150	222
Telefonica Emisiones S.A.U.,
5.58%, 6/12/13		100	149
			1,109
Sweden (1.5%)
Government of Sweden,
5.50%, 10/8/12	SEK	2,800	402
Telefonaktiebolaget LM Ericsson,
6.75%, 11/28/10	EUR	100	142
			544
United Kingdom (13.2%)
Allied Domecq Financial Services Ltd.,
6.63%, 4/18/11	GBP	100	168
Anglo American Capital plc,
5.88%, 4/17/15	EUR	100	141
ASIF III (Jersey) Ltd.,
4.75%, 9/11/13		100	102
BAA Funding Ltd.,
4.60%, 2/15/20(e)(h)		200	179
Barclays Bank plc,
4.25%, 10/27/11		250	368
BAT International Finance plc,
5.38%, 6/29/17		150	215
Credit Agricole S.A. (London),
6.00%, 6/24/13		100	153
FCE Bank plc,
7.13%, 1/15/13		100	115
Imperial Tobacco Finance plc,
4.38%, 11/22/13		100	135
8.38%, 2/17/16		50	77
JTI UK Finance plc,
4.50%, 4/2/14		100	142
Lloyds TSB Bank plc,
3.75%, 11/17/11		250	365
National Grid Gas plc,
5.13%, 5/14/13		150	219
Rexam plc,
6.75%, 6/29/67(h)		200	203
Royal Bank of Scotland plc (The),
3.75%, 11/14/11		200	293
4.13%, 11/14/11	GBP	100	171
Tesco plc,
5.88%, 9/12/16	EUR	150	229
United Kingdom Treasury Bond,
4.25%, 6/7/32	GBP	750	1,217
5.00%, 3/7/18		150	278
			4,770
United States (6.7%)
C10-EUR Capital SPV Ltd. BVI,
6.28%(h)(o)	EUR	315	182
Chesapeake Energy Corp.,
6.25%, 1/15/17		70	87
Countrywide Financial Corp.,
1.66%, 11/23/10(h)		200	271
General Electric Capital Corp.,
4.00%, 6/15/12(v)		200	294
Goldman Sachs Group, Inc. (The),
1.61%, 5/23/16(h)		250	293
3.50%, 12/8/11(v)		200	290
JPMorgan Chase & Co.,
3.63%, 12/12/11(v)		200	290
Schering-Plough Corp.,
5.38%, 10/1/14		150	221
Washington Mutual Preferred
Funding LLC,
9.75%(b)(e)(o)		$200	3
WM Covered Bond Program,
3.88%, 9/27/11	EUR	350	477
			2,408
Total Fixed Income Securities (Cost $30,510)			31,406

	Shares
Short-Term Investments (10.7%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class(p)	1,668,229	1,668

	Face
	Amount
	(000)
U.S. Treasury Security (6.1%)
U.S. Treasury Bill,,
0.14%, 7/30/09(r)	$2,200	2,200
Total Short-Term Investments (Cost $3,868)		3,868
Total Investments (97.5%) (Cost $34,378) +		35,274
Other Assets in Excess of Liabilities (2.5%)		889
Net Assets (100%)		$36,163

(b)         Issuer is in default.

(e)          144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(h)         Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2009.

(o)         Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2009.

Morgan Stanley Institutional Fund Trust

International Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

(p)         The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $52,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $160,418,000 and $166,248,000, respectively.

(r)            Rate shown is the yield to maturity at June 30, 2009.

(v)         Agency Bonds — Banking (FDIC Guaranteed)

@          Face Amount/Value is less than $500.

+               At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $34,378,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $896,000 of which $1,820,000 related to appreciated securities and $924,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	130	$104	7/16/09	USD	102	$102	$(2)
BRL	735	375	7/22/09	USD	376	376	1
CAD	840	722	7/16/09	USD	764	764	42
CAD	210	180	7/16/09	USD	182	182	2
CHF	545	502	7/13/09	USD	498	498	(4)
DKK	900	169	7/13/09	USD	167	167	(2)
EUR	6,730	9,441	7/9/09	USD	9,598	9,598	157
EUR	250	351	7/9/09	USD	355	355	4
EUR	115	162	7/9/09	USD	163	163	1
EUR	110	155	7/9/09	USD	156	156	1
EUR	290	407	7/9/09	USD	406	406	(1)
EUR	420	589	7/9/09	USD	585	585	(4)
EUR	55	77	7/9/09	USD	76	76	(1)
GBP	115	189	7/22/09	USD	187	187	(2)
GBP	15	25	7/22/09	USD	25	25	—@
JPY	231,000	2,398	7/27/09	USD	2,410	2,410	12
KRW	45,000	35	7/22/09	USD	35	35	—@
MXN	450	34	7/16/09	USD	33	33	(1)
MYR	190	55	7/22/09	USD	54	54	(1)
PLN	470	148	7/9/09	EUR	105	147	(1)
SEK	3,175	412	7/13/09	USD	404	404	(8)
USD	253	253	7/16/09	AUD	310	250	(3)
USD	70	70	7/22/09	BRL	140	71	1
USD	185	185	7/2/09	CAD	212	183	(2)
USD	402	402	7/13/09	CHF	435	400	(2)
USD	38	38	7/13/09	DKK	200	38	—@
USD	427	427	7/9/09	EUR	300	421	(6)
USD	141	141	7/9/09	EUR	100	140	(1)
USD	142	142	7/9/09	EUR	100	140	(2)
USD	212	212	7/9/09	EUR	150	210	(2)
USD	70	70	7/9/09	EUR	50	70	—@
USD	82	82	7/22/09	GBP	50	82	—@
USD	163	163	7/22/09	GBP	100	165	2
USD	188	188	7/22/09	IDR	1,900,000	186	(2)
USD	284	284	7/22/09	KRW	355,000	279	(5)
USD	114	114	7/22/09	MYR	400	114	—@
USD	88	88	7/13/09	NOK	560	87	(1)
USD	154	154	7/13/09	NOK	1,000	155	1
USD	46	46	7/9/09	PLN	150	47	1
USD	111	111	7/9/09	PLN	350	110	(1)
USD	76	76	7/13/09	SEK	600	78	2
USD	44	44	7/13/09	SEK	340	44	—@
ZAR	1,660	216	7/22/09	USD	205	205	(11)
		$20,036				$20,198	$162

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Denmark Krone

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — Korea (Rep.) Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

PLN — Polish Zloty

SEK — Swedish Krona

USD — United States Dollar

ZAR — South African Rand

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Bund	3	$503	Sep-09	$5
British Pound
Long Gilt	2	382	Sep-09	4
Japan 10 yr.
Bond	1	1,439	Sep-09	24
Short:
Euro-Bobl	3	491	Sep-09	(4)
				$29

Morgan Stanley Institutional Fund Trust

International Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Debt Instruments
Basic Materials	$—	$282	$—	$282
Communications	—	927	—	927
Consumer, Cyclical	—	156	—	156
Consumer, Non-cyclical	—	1,594	—	1,594
Diversified	—	115	—	115
Energy	—	185	—	185
Financials	—	6,924	—	6,924
Government	—	926	—	926
Industrial	—	1,214	—	1,214
Sovereign	—	18,641	—	18,641
Utilities	—	442	—	442
Total Debt Instruments	—	31,406	—	31,406
Foreign Currency Exchange Contracts	—	227	—	227
Futures Contracts	33	—	—	33
Short-Term Investments
Investment Company	1,668	—	—	1,668
U.S. Treasury Security	—	2,200	—	2,200
Total Short-Term Investments	1,668	2,200	—	3,868
Total Assets	1,701	33,833	—	35,534
Liabilities:
Foreign Currency Exchange Contracts	—	(65)	—	(65)
Futures Contracts	(4)	—	—	(4)
Total Liabilities	(4)	(65)	—	(69)
Total	$1,697	$33,768	$—	$35,465

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.2%)
Agency Adjustable Rate Mortgages (0.5%)
Government National Mortgage Association,
Various Pools:
4.13%, 11/20/25	$95	$97
4.38%, 2/20/25 - 2/20/28	400	411
4.63%, 7/20/25	11	12
5.38%, 4/20/25 - 6/20/25	741	768
		1,288
Agency Fixed Rate Mortgages (39.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17 - 11/1/20	17	19
11.00%, 1/1/16	4	5
13.00%, 9/1/10	—@	—@
Gold Pools:
5.00%, 10/1/35	3,826	3,907
5.50%, 5/1/37	8,785	9,083
6.00%, 2/1/32 - 4/1/32	60	63
6.50%, 7/1/25 - 3/1/32	258	277
7.00%, 2/1/26	13	14
7.50%, 5/1/16 - 4/1/32	711	772
8.00%, 11/1/29 - 10/1/31	245	269
8.50%, 12/1/30	63	70
10.00%, 10/1/19 - 1/1/21	31	35
10.50%, 3/1/16	14	16
Federal National Mortgage Association,
Conventional Pools:
5.00%, 3/1/39	3,804	3,879
5.50%, 1/1/36 - 8/1/38	23,943	24,784
6.00%, 10/1/31 - 10/1/38	17,130	17,932
6.50%, 6/1/26 - 10/1/38	1,102	1,185
7.00%, 10/1/28 - 6/1/32	183	201
7.50%, 8/1/29 - 8/1/32	719	785
8.00%, 2/1/12 - 12/1/31	593	646
8.50%, 4/1/30 - 5/1/31	209	228
9.00%, 2/1/17	56	62
9.50%, 8/1/22	63	69
10.50%, 10/1/18	9	10
11.00%, 4/1/21	4	4
11.25%, 8/1/13	9	10
11.50%, 1/1/17 - 11/1/19	14	16
August TBA:
4.50%, 8/25/24 - 8/25/39(i)	9,750	9,793
5.00%, 8/25/39(i)	4,500	4,564
6.50%, 8/25/39(i)	7,900	8,380
Government National Mortgage Association,
Various Pools:
10.00%, 11/15/09 - 5/15/18	71	77
10.50%, 3/15/19	3	4
11.00%, 3/15/10 - 1/15/16	100	111
11.50%, 1/20/18	1	2
July TBA:
4.50%, 7/15/39(i)	2,450	2,446
5.00%, 7/15/39(i)	4,500	4,588
		94,306
Asset Backed Security (0.1%)
Residential Asset Securities Corp.,
0.42%, 4/25/37(h)	164	143

Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corp.,
IO STRIPS
8.00%, 1/1/28	69	12
PAC REMIC
10.00%, 6/15/20	8	9
Federal National Mortgage Association,
Inv Fl IO REMIC
8.16%, 5/18/27	527	48
8.24%, 10/25/30	157	14
REMIC
7.00%, 9/25/32	448	486
		569
Commercial Mortgage Backed Securities (1.9%)
Banc of America Commercial Mortgage, Inc.,
5.45%, 1/15/49	525	393
5.94%, 2/10/51(h)	1,150	931
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	500	401
5.89%, 12/10/49(h)	670	532
5.92%, 3/15/49(h)	725	614
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39(c)	750	600
GS Mortgage Securities Corp. II,
5.56%, 11/10/39	350	286
JPMorgan Chase Commercial Mortgage Securities Corp.,
6.01%, 6/15/49(h)	600	460
Lehman Brothers-UBS Commercial Mortgage Trust,
5.87%, 9/15/45(h)	675	518
		4,735
Finance (9.0%)
Ace INA Holding, Inc.,
5.60%, 5/15/15	150	152
5.90%, 6/15/19	340	341
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11(e)	775	728
Allstate Corp. (The),
7.45%, 5/16/19	225	244
American Express Corp.,
8.13%, 5/20/19	230	239
American Express Credit Corp.,
7.30%, 8/20/13	350	364
Bank of America Corp.,
5.75%, 12/1/17(c)	1,770	1,579
7.63%, 6/1/19(c)	485	488
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	235	239
5.13%, 8/27/13	390	411
Barclays Bank plc,
6.75%, 5/22/19	535	532
BB&T Corp.,
6.85%, 4/30/19(c)	335	349
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	395	396
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18(c)	370	382
Capital One Financial Corp.,
7.38%, 5/23/14	140	144
Caterpillar Financial Services Corp.,
4.90%, 8/15/13	150	150
Catlin Insurance Co., Ltd.,
7.25%,(e)(h)(o)	690	387
Chubb Corp.,
5.75%, 5/15/18(c)	310	322
Citigroup, Inc.,
5.88%, 5/29/37	560	439
6.13%, 11/21/17(c)	420	369
Credit Suisse USA, Inc.,
5.13%, 8/15/15	145	149
Credit Suisse, New York,
5.00%, 5/15/13	130	133

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
5.50%, 5/1/14(c)	$475	$494
Farmers Exchange Capital,
7.05%, 7/15/28(e)	675	468
General Electric Capital Corp.,
5.63%, 5/1/18(c)	485	459
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	1,525	1,487
HBOS plc,
6.75%, 5/21/18(e)	525	397
HSBC Finance Corp.,
6.38%, 10/15/11	688	704
6.75%, 5/15/11	365	375
JPMorgan Chase & Co.,
6.00%, 1/15/18	1,600	1,592
6.30%, 4/23/19	340	343
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	150	139
MetLife, Inc.,
6.75%, 6/1/16	100	102
6.82%, 8/15/18(c)	200	202
7.72%, 2/15/19	330	353
Nationwide Building Society,
4.25%, 2/1/10(e)	410	409
NYSE Euronext,
4.80%, 6/28/13	185	192
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	550	470
PNC Funding Corp.,
6.70%, 6/10/19	320	331
Principal Financial Group,
8.88%, 5/15/19	245	258
Prudential Financial, Inc.,
6.63%, 12/1/37(c)	365	317
Simon Property Group LP,
6.75%, 5/15/14(c)	170	171
Sovereign Bancorp, Inc.,
0.84%, 3/23/10(h)	735	678
State Street Corp.,
4.30%, 5/30/14	130	129
Travelers Cos., Inc. (The),
5.80%, 5/15/18(c)	275	283
5.90%, 6/2/19	210	217
Two-Rock Pass Through Trust,
1.90%,(e)(h)(o)	645	2
US Bancorp,
4.20%, 5/15/14	375	380
Wachovia Corp.,
5.50%, 5/1/13	130	134
WellPoint, Inc.,
7.00%, 2/15/19	80	83
Wells Fargo & Co.,
5.63%, 12/11/17(c)	1,200	1,183
Xlliac Global Funding,
4.80%, 8/10/10(e)	925	862
		21,751
Industrials (16.4%)
Altria Group, Inc.,
9.25%, 8/6/19(c)	230	259
Amgen, Inc.,
5.70%, 2/1/19	420	444
5.85%, 6/1/17	290	308
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14(c)(e)	120	121
7.20%, 1/15/14(c)(e)	345	371
Apache Corp.,
6.90%, 9/15/18(c)	215	247
Arcelor Mittal,
6.13%, 6/1/18	340	298
9.85%, 6/1/19	760	821
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	220	232
6.45%, 1/15/38	45	49
AstraZeneca plc,
5.90%, 9/15/17(c)	155	166
AT&T Corp.,
8.00%, 11/15/31	180	208
AT&T, Inc.,
6.30%, 1/15/38	720	698
6.55%, 2/15/39	100	100
BAT International Finance plc,
9.50%, 11/15/18(e)	280	330
Baxter International, Inc.,
4.63%, 3/15/15(c)	145	149
Biogen Idec, Inc.,
6.88%, 3/1/18	235	238
Boeing Co. (The),
6.00%, 3/15/19	195	213
BP Capital Markets plc,
3.88%, 3/10/15(c)	160	161
4.75%, 3/10/19	500	498
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	190	157
7.13%, 6/15/12	230	226
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	145	152
Canadian National Railway Co.,
5.55%, 5/15/18 - 3/1/19	215	225
Chevron Corp.,
4.95%, 3/3/19	505	523
Cisco Systems, Inc.,
4.95%, 2/15/19	310	310
5.90%, 2/15/39(c)	205	203
Coca-Cola Co. (The),
4.88%, 3/15/19	320	329
Comcast Corp.,
5.70%, 5/15/18	290	292
6.50%, 1/15/17	550	584
ConAgra Foods, Inc.,
8.25%, 9/15/30	440	492
ConocoPhillips,
5.20%, 5/15/18	235	238
5.75%, 2/1/19(c)	205	216
Cooper U.S., Inc.,
5.25%, 11/15/12	335	358
Corning, Inc.,
6.63%, 5/15/19	210	215
CVS Pass-Through Trust,
6.04%, 12/10/28(e)	546	468
8.35%, 7/10/31(e)	150	150
Daimler Finance North America LLC,
7.30%, 1/15/12	240	248
8.50%, 1/18/31(c)	105	111
Delhaize America, Inc.,
5.88%, 2/1/14	250	257
9.00%, 4/15/31(c)	135	164
Deutsche Telekom International Finance B.V.,
6.00%, 7/8/19(c)	205	207
8.75%, 6/15/30	235	276
Devon Financing Corp. ULC,
7.88%, 9/30/31	305	360

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Diageo Capital plc,
5.75%, 10/23/17	$295	$308
7.38%, 1/15/14	60	68
E.I. Du Pont de Nemours & Co.,
6.00%, 7/15/18	205	221
Emerson Electric Co.,
4.88%, 10/15/19(c)	255	256
5.00%, 4/15/19	130	131
EnCana Corp.,
5.90%, 12/1/17	190	195
6.50%, 5/15/19(c)	130	140
FBG Finance Ltd.,
5.13%, 6/15/15(e)	355	333
France Telecom S.A.,
8.50%, 3/1/31	145	187
General Electric Co.,
5.25%, 12/6/17	1,680	1,653
General Mills, Inc.,
5.25%, 8/15/13(c)	140	148
5.65%, 2/15/19	555	581
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	225	239
Grupo Televisa S.A.,
6.00%, 5/15/18	265	251
Harley-Davidson Funding Corp.,
6.80%, 6/15/18(e)	250	217
Hewlett-Packard Co.,
4.75%, 6/2/14	315	329
5.50%, 3/1/18	110	116
Home Depot, Inc.,
5.40%, 3/1/16	400	400
Honeywell International, Inc.,
5.30%, 3/1/18	190	199
International Business Machines Corp.,
8.00%, 10/15/38(c)	200	260
John Deere Capital Corp.,
5.75%, 9/10/18	250	256
KLA-Tencor Corp.,
6.90%, 5/1/18	320	288
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	445	449
Kraft Foods, Inc.,
6.13%, 2/1/18 - 8/23/18	745	772
6.75%, 2/19/14	115	126
Kroger Co. (The),
5.00%, 4/15/13	230	235
6.40%, 8/15/17	80	85
LG Electronics, Inc.,
5.00%, 6/17/10(e)	305	303
McDonald’s Corp.,
5.00%, 2/1/19	115	118
Medco Health Solutions, Inc.,
7.13%, 3/15/18	415	438
Merck & Co., Inc.,
5.00%, 6/30/19	870	883
Microsoft Corp.,
4.20%, 6/1/19	200	196
Monsanto Co.,
5.13%, 4/15/18(c)	160	166
News America, Inc.,
6.90%, 3/1/19(c)(e)	450	470
Norfolk Southern Corp.,
5.75%, 1/15/16(c)(e)	255	264
Novartis Capital Corp.,
4.13%, 2/10/14	425	438
Oracle Corp.,
5.75%, 4/15/18	70	74
Parker Hannifin Corp.,
5.50%, 5/15/18	105	108
Pearson Dollar Finance Two plc,
6.25%, 5/6/18(e)	200	192
Pfizer, Inc.,
6.20%, 3/15/19	935	1,024
Philip Morris International, Inc.,
5.65%, 5/16/18	265	278
Potash Corp. of Saskatchewan Inc.,
6.50%, 5/15/19(c)	190	205
President and Fellows of Harvard College,
6.00%, 1/15/19(e)	505	552
Procter & Gamble Co. (The),
4.60%, 1/15/14	75	79
4.70%, 2/15/19	165	168
Questar Market Resources, Inc.,
6.80%, 4/1/18	200	189
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	190	190
Roche Holdings, Inc.,
6.00%, 3/1/19(e)	805	860
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13(e)	471	471
Telecom Italia Capital S.A.,
7.00%, 6/4/18	640	649
7.18%, 6/18/19	330	335
Telefonica Europe B.V.,
8.25%, 9/15/30	630	782
Time Warner Cable, Inc.,
6.75%, 7/1/18 - 6/15/39	950	976
8.25%, 4/1/19	175	199
Time Warner, Inc.,
5.88%, 11/15/16(c)	265	262
7.70%, 5/1/32	470	463
Transocean, Inc.,
6.00%, 3/15/18	330	344
Tyco Electronics Group S.A.,
5.95%, 1/15/14	525	491
Union Pacific Corp.,
6.13%, 2/15/20	115	120
7.88%, 1/15/19	350	401
UnitedHealth Group, Inc.,
6.00%, 2/15/18	270	260
Verizon Communications, Inc.,
5.50%, 2/15/18	740	736
6.35%, 4/1/19	520	542
Verizon Wireless Capital LLC,
5.55%, 2/1/14(c)(e)	240	255
Viacom, Inc.,
6.88%, 4/30/36(c)	305	282
Vivendi,
6.63%, 4/4/18(e)	360	363
Vodafone Group plc,
5.63%, 2/27/17	100	102
Walgreen Co.,
5.25%, 1/15/19	415	432
Wal-Mart Stores, Inc.,
4.13%, 2/1/19(c)	520	507
4.25%, 4/15/13	435	452
Weatherford International Ltd.,
6.00%, 3/15/18	250	246
WPP Finance (UK),
8.00%, 9/15/14(c)	350	356

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Wyeth,
5.45%, 4/1/17	$40	$42
5.50%, 2/15/16	80	84
Xerox Corp.,
6.35%, 5/15/18	255	228
XTO Energy, Inc.,
5.50%, 6/15/18	465	467
Yum! Brands, Inc.,
6.25%, 3/15/18	155	160
6.88%, 11/15/37	150	151
8.88%, 4/15/11	195	213
		39,681
Mortgages — Other (0.0%)
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	—@	—@

Municipal Bonds (0.4%)
Illinois State Toll Highway Authority,
6.18%, 1/1/34	340	349
State of California, General Obligation Bond,
5.95%, 4/1/16	640	616
		965
Sovereign (0.6%)
Federal Republic of Germany,
4.88%, 6/17/19(c)	450	467
Federative Republic of Brazil,
6.00%, 1/17/17	750	773
Korea Railroad Corp.,
5.38%, 5/15/13(e)	200	196
		1,436
U.S. Agency Securities (5.8%)
Federal Home Loan Bank,
5.00%, 11/17/17(c)	1,330	1,418
Federal Home Loan Mortgage Corp.,
2.13%, 3/23/12(c)	2,500	2,524
4.88%, 6/13/18(c)	4,800	5,175
5.00%, 4/18/17(c)	1,200	1,312
Federal National Mortgage Association,
5.00%, 5/11/17(c)	3,250	3,535
		13,964
U.S. Treasury Securities (21.4%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 5/15/21	13,925	8,745
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	8,560	4,970
U.S. Treasury Bonds,
4.25%, 5/15/39	9,695	9,600
6.25%, 8/15/23(c)	417	508
U.S. Treasury Inflation Indexed Bonds,
3.63%, 4/15/28	870	1,399
U.S. Treasury Notes,
0.88%, 3/31/11 - 5/31/11(c)	15,800	15,762
1.75%, 3/31/14(c)	5,400	5,224
2.75%, 2/15/19(c)	3,000	2,811
3.13%, 5/15/19	692	669
4.75%, 8/15/17(c)	1,800	1,974
		51,662
Utilities (2.9%)
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	225	170
Detroit Edison Co. (The),
6.13%, 10/1/10	270	280
E.ON International Finance B.V.,
5.80%, 4/30/18(e)	740	771
EDF S.A.,
6.50%, 1/26/19(e)	545	598
Enterprise Products Operating LLC,
6.50%, 1/31/19(c)	395	402
FPL Group Capital, Inc.,
6.00%, 3/1/19	230	247
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	450	441
NiSource Finance Corp.,
1.23%, 11/23/09(h)	115	114
6.80%, 1/15/19	265	249
Ohio Edison Co.,
6.40%, 7/15/16	380	389
Pacificorp.,
5.50%, 1/15/19	70	74
Peco Energy Co.,
5.35%, 3/1/18	270	277
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	450	407
PPL Energy Supply LLC,
6.30%, 7/15/13(c)	265	278
Progress Energy, Inc.,
7.05%, 3/15/19	340	378
Public Service Co. of Colorado,
6.50%, 8/1/38	310	353
Public Service Electric & Gas Co.,
5.00%, 1/1/13	200	207
Southern Co.,
4.15%, 5/15/14	275	276
Texas Eastern Transmission LP,
7.00%, 7/15/32	210	222
Union Electric Co.,
6.70%, 2/1/19	225	236
Virginia Electric & Power Co.,
8.88%, 11/15/38	405	544
		6,913
Total Fixed Income Securities (Cost $236,692)		237,413

No. of Contracts
Call Options Purchased (0.0%)
EuroDollar 2-Year Mid-Curve Call at $97.75, expiring 9/11/09 (a) (Cost $322)	416	42

Shares
Short-Term Investments (41.8%)
Securities held as Collateral on Loaned Securities (18.9%)
Investment Company (14.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	34,412,976	34,413

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Repurchase Agreement (4.7%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $11,208; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $11,433.	$11,208	$11,208
		45,621

	Shares
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	8,379,045	8,379

	Face Amount
	(000)
U.S. Agency Securities (12.2%)
Federal Home Loan Bank,
0.20%, 8/11/09 (t)	$9,000	8,999
0.26%, 7/8/09 (t)	5,000	5,000
Federal Home Loan Mortgage Corp.,
0.21%, 7/13/09 (t)	3,500	3,500
Federal National Mortgage Association,
0.19%, 8/5/09 (c)(t)	12,000	11,999
		29,498
U.S. Treasury Securities (7.2%)
U.S. Treasury Bills,
0.02%, 7/2/09 (r)	4,000	4,000
0.15%, 8/13/09 (c)(r)	7,000	6,999
0.16%, 9/10/09 (c)(r)	3,000	2,999
0.23%, 11/12/09 (c)(j)(r)	3,495	3,492
		17,490
Total Short-Term Investments (Cost $100,985)		100,988
Total Investments (140.0%) (Cost $337,999) — Including $55,961 of Securities Loaned +		338,443
Liabilities in Excess of Other Assets (-40.0%)		(96,664)
Net Assets (100%)		$241,779

(a)	Non-income producing security.
(c)

All or a portion of security on loan at June 30, 2009. At June 30, 2009, the Portfolio had loaned securities with a total value of $55,961,000. This was secured by collateral of $45,621,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $13,271,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2009.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2009.

(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $11,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $111,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $407,721,000 and $396,556,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2009.
(t)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
@	Face Amount/Value is less than $500.
+

At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $337,999,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $444,000 of which $4,128,000 related to appreciated securities and $3,684,000 related to depreciated securities.

Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2009.
IO	Interest Only
PAC	Planned Amortization Class
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
90 Day
EuroDollar	26	$6,328	Mar-11	$(18)
90 Day
EuroDollar	26	6,306	Jun-11	(22)
90 Day
EuroDollar	26	6,287	Sep-11	(24)
90 Day
EuroDollar	26	6,269	Dec-11	(25)
U.S. Treasury
2 yr. Note	189	40,865	Sep-09	(54)
U.S. Treasury
5 yr. Note	234	26,844	Sep-09	97
Short:
U.S. Treasury
10 yr. Note	276	32,089	Sep-09	43
U.S. Treasury
Long Bond	127	15,032	Sep-09	(320)
				$(323)

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
EuroDollar 2-Year Mid-Curve Call at $98.50, expiring 9/11/09	346	$41	$(2)

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

						Unrealized
		Notional			Upfront	Appreciation	Credit
	Buy/Sell	Amount	Pay/Receive	Termination	Payments	(Depreciation)	Rating
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)	(000)	of Issuer*
Bank of America
Tyco Electronics Ltd., 6.00%, 10/1/12	Buy	$425	5.00%	6/20/14	$18	$(34)
Merrill Lynch
Dow Jones CDX North America Investment Grade Index, Series 12	Sell	7,700	1.00	6/20/14	284	165	Baa2/BBB
					$302	$131

* Credit rating is based on the average rating of the constituents within a given CDX Index.

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Barclays Capital
	3 Month LIBOR	Pay	4.66%	5/27/19	$5,117	$(17)
	3 Month LIBOR + 1.35%	Receive	3.63	4/15/28	1,340	22
	3 Month LIBOR	Receive	4.04	5/27/39	1,173	21
UBS
	3 Month LIBOR	Pay	4.66	5/27/19	14,939	(38)
	3 Month LIBOR	Receive	4.04	5/27/39	3,458	62
						$50

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Barclays Capital
	$4,533	3 Month LIBOR	Pay	11/15/19	$(191)
JPMorgan Chase
	3,665	3 Month LIBOR	Pay	5/15/21	(204)
					$(395)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Assets:
Call Options Purchased	$42	$—	$—	$42
Credit Default Swap Contracts	—	165	—	165
Fixed Income Securities
Agency Adjustable Rate Mortgages	—	1,288	—	1,288
Agency Fixed Rate Mortgages	—	94,306	—	94,306
Asset Backed Security	—	143	—	143
Collateralized Mortgage Obligations — Agency Collateral Series	—	569	—	569
Commercial Mortgage Backed Securities	—	4,735	—	4,735
Finance	—	21,751	—	21,751
Industrials	—	39,681	—	39,681
Mortgages — Other	—	—@	—	—@
Municipal Bonds	—	965	—	965
Sovereign	—	1,436	—	1,436
U.S. Agency Securities	—	13,964	—	13,964
U.S. Treasury Securities	—	51,662	—	51,662
Utilities	—	6,913	—	6,913
Total Fixed Income Securities	—	237,413	—	237,413
Futures Contracts	140	—	—	140
Interest Rate Swap Contracts	—	105	—	105
Short-Term Investments
Investment Company	42,792	—	—	42,792
Repurchase Agreement	—	11,208	—	11,208
U.S. Agency Securities	—	29,498	—	29,498
U.S. Treasury Securities	—	17,490	—	17,490
Total Short-Term Investments	42,792	58,196	—	100,988
Total Assets	42,974	295,879	—	338,853

Liabilities:
Credit Default Swap Contracts	—	(34)	—	(34)
Futures Contracts	(463)	—	—	(463)
Interest Rate Swap Contracts	—	(55)	—	(55)
Options Written	(2)	—	—	(2)
Zero Coupon Swap Contracts	—	(395)	—	(395)
Total Liabilities	(465)	(484)	—	(949)
Total	$42,509	$295,395	$—	$337,904

Morgan Stanley Institutional Fund Trust

Investment Grade Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information: (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income
Securities
Balance as of 9/30/08	$9,382
Accrued discounts/premiums	—
Realized gain (loss)	(8,046)
Change in unrealized appreciation (depreciation)	6,758
Net purchases (sales)	(5,698)
Net transfers in and/or out of Level 3	(2,396)
Balance as of 6/30/09	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (95.4%)
Agency Bonds — Banking (FDIC Guaranteed) (4.8%)
Citigroup, Inc.,
2.13%, 4/30/12	$8,280	$8,322
KeyBank NA,
3.20%, 6/15/12	2,700	2,793
PNC Funding Corp.,
2.30%, 6/22/12	2,650	2,674
		13,789
Agency Fixed Rate Mortgages (1.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 3/1/11 - 10/1/20	66	73
11.00%, 5/1/20	4	4
11.50%, 1/1/18	4	4
Gold Pools:
6.50%, 9/1/19 - 11/1/29	109	118
7.50%, 11/1/19 - 6/1/32	182	198
8.50%, 8/1/28	34	38
10.00%, 10/1/21	5	6
10.50%, 1/1/19 - 10/1/20	6	7
12.00%, 6/1/15	14	16
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18 - 10/1/32	2,140	2,303
7.00%, 7/1/29 - 12/1/33	141	155
7.50%, 2/1/30 - 3/1/32	255	278
8.00%, 6/1/31	123	134
9.50%, 11/1/20	13	14
10.00%, 8/1/16 - 9/1/16	17	19
10.50%, 12/1/16	6	7
11.00%, 7/1/20	4	4
11.50%, 11/1/19	13	15
12.50%, 2/1/15	12	14
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 1/15/17	74	81
10.00%, 11/15/09 - 8/15/18	173	189
11.00%, 1/15/10 - 11/15/18	63	70
11.50%, 2/15/13 - 6/15/13	6	6
		3,753
Asset Backed Securities (13.2%)
BMV Vehicle Lease Trust,
2.04%, 4/15/11	2,800	2,806
Capital Auto Receivables Asset Trust,
1.24%, 3/15/11(h)	1,441	1,443
5.02%, 9/15/11	1,505	1,533
5.38%, 7/15/10	2,551	2,527
Capital One Auto Finance Trust,
5.07%, 7/15/11	568	568
CNH Equipment Trust,
1.74%, 4/15/10	556	557
DaimlerChrysler Auto Trust,
5.00%, 2/8/12	3,125	3,200
Ford Credit Auto Owner Trust,
1.23%, 6/15/10(e)	1,775	1,777
3.24%, 8/15/11	2,725	2,753
5.40%, 8/15/11	2,671	2,739
Honda Auto Receivables Owner Trust,
2.22%, 8/15/11	1,300	1,308
Hyundai Auto Receivables Trust,
5.04%, 1/17/12	1,395	1,426
John Deere Owner Trust,
1.13%, 7/2/10	825	834
Nissan Auto Lease Trust,
2.01%, 4/15/11	2,975	2,972
Nissan Auto Receivables Owner Trust,
2.94%, 7/15/11	2,525	2,559
5.03%, 5/16/11	2,922	2,973
USAA Auto Owner Trust,
2.64%, 8/15/11	1,625	1,639
4.90%, 2/15/12	2,659	2,708
Volkswagen Auto Lease Trust Co.,
2.87%, 7/15/11	1,250	1,255
		37,577
Collateralized Mortgage Obligations — Agency Collateral Series (1.1%)
Federal Home Loan Mortgage Corp.,
REMIC
7.50%, 9/15/29	2,859	3,073

Finance (24.2%)
American Express Centurion Bank,
5.20%, 11/26/10	320	322
American Honda Finance Corp.,
3.16%, 6/2/11(e)(h)	1,495	1,493
Bank of America Corp.,
4.88%, 9/15/12	2,130	2,108
5.38%, 8/15/11	855	875
Berkshire Hathaway Finance Corp.,
4.00%, 4/15/12(e)	875	905
BHP Finance,
8.50%, 12/1/12	875	1,023
Capital One Financial Corp.,
0.93%, 9/10/09(h)	3,240	3,228
Citigroup, Inc.,
4.63%, 8/3/10	1,120	1,115
5.30%, 10/17/12	1,625	1,568
Commonwealth Bank Trust,
2.50%, 12/10/12(e)	2,300	2,311
Credit Suisse USA, Inc.,
6.13%, 11/15/11	1,040	1,114
6.50%, 1/15/12	850	918
Diageo Finance B.V.,
3.88%, 4/1/11	955	979
General Electric Capital Corp.,
5.45%, 1/15/13	3,455	3,549
Glaxosmithkline Capital, Inc.,
4.85%, 5/15/13	960	1,005
Goldman Sachs Group, Inc. (The),
5.45%, 11/1/12	2,775	2,872
6.88%, 1/15/11	610	645
Household Finance Corp.,
7.00%, 5/15/12	700	722
HSBC Finance Corp.,
6.38%, 10/15/11	285	292
6.75%, 5/15/11	630	648
Japan Finance Corp.,
2.00%, 6/24/11	4,650	4,661
John Deere Capital Corp.,
7.00%, 3/15/12	835	917
JPMorgan Chase & Co.,
5.38%, 10/1/12	1,920	2,012
6.75%, 2/1/11	2,600	2,719
Mellon Funding Corp.,
6.40%, 5/14/11	1,275	1,355
Metropolitan Life Global Funding I,
4.63%, 8/19/10(e)	2,045	2,059
Principal Life Income Funding Trusts,
5.15%, 6/17/11	2,450	2,465
Rio Tinto Finance Ltd.,
5.88%, 7/15/13	730	735
Royal Bank of Scotland Group plc,
2.63%, 5/11/12(e)	9,100	9,172
Sovereign Bancorp, Inc.,
0.84%, 3/23/10(h)	1,925	1,777

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
SwedBank AB,
2.90%, 1/14/13(e)	$5,900	$5,909
Wachovia Corp.,
5.30%, 10/15/11	2,100	2,189
Wells Fargo & Co.,
5.25%, 10/23/12	1,225	1,269
Westpac Securities Ltd.,
2.50%, 5/25/12(e)	3,020	3,000
Xlliac Global Funding,
4.80%, 8/10/10(e)	1,160	1,081
		69,012
Industrials (21.8%)
Anheuser-Busch Co., Inc.,
5.38%, 11/15/14(e)	785	793
Astrazeneca plc,
5.40%, 9/15/12	1,340	1,455
BAE Systems Holdings, Inc.,
4.75%, 8/15/10(e)	2,200	2,209
Baxter International, Inc.,
4.00%, 3/1/14	1,230	1,244
BellSouth Corp.,
6.00%, 10/15/11	3,670	3,923
Bottling Group LLC,
6.95%, 3/15/14	665	759
BP Capital Markets plc,
3.13%, 3/10/12	1,685	1,720
British Telecommunications plc,
9.13%, 12/15/10	1,400	1,487
Campbell Soup Co.,
6.75%, 2/15/11	1,250	1,353
Caterpillar Financial Services Corp.,
1.51%, 8/6/10(h)	1,930	1,927
Chevron Corp.,
3.95%, 3/3/14	1,120	1,154
Clorox Co.,
4.20%, 1/15/10	1,330	1,349
Coca-Cola Enterprises, Inc.,
3.75%, 3/1/12	1,370	1,423
Comcast Corp.,
5.85%, 1/15/10	900	915
Computer Sciences Corp.,
7.38%, 6/15/11	1,390	1,478
ConAgra Foods, Inc.,
6.75%, 9/15/11	120	128
ConocoPhillips,
8.75%, 5/25/10	1,860	1,986
Dell Inc.,
3.38%, 6/15/12	395	402
Deutsche Telekom International Finance B.V.,
8.50%, 6/15/10	2,245	2,362
Devon Financing Corp. ULC,
6.88%, 9/30/11	1,400	1,521
Disney (Walt), Co.,
6.38%, 3/1/12	730	802
Eli Lilly & Co.,
3.55%, 3/6/12	810	840
EOG Resources, Inc.,
7.00%, 12/1/11(e)	1,325	1,447
Fiserv Inc.,
6.13%, 11/20/12	1,370	1,423
France Telecom S.A.,
4.38%, 7/8/14	1,455	1,468
General Mills Inc.,
5.65%, 9/10/12	1,315	1,404
Hewlett-Packard Co.,
0.78%, 3/1/12(h)	1,505	1,483
Honeywell International, Inc.,
6.13%, 11/1/11	1,605	1,753
Hospira, Inc.,
1.08%, 3/30/10(h)	2,130	2,111
International Business Machines Corp.,
4.75%, 11/29/12	980	1,052
Microsoft Corp.,
2.95%, 6/1/14	445	442
Oracle Corp.,
5.00%, 1/15/11	1,540	1,615
PACCAR, Inc.,
6.38%, 2/15/12	450	487
Pfizer, Inc.,
4.45%, 3/15/12	1,610	1,690
Praxair Inc.,
6.38%, 4/1/12	915	1,009
Procter & Gamble Co.,
1.00%, 5/7/10(h)	1,650	1,649
Southern Co.,
4.15%, 5/15/14	565	568
Telecom Italia Capital S.A.,
4.88%, 10/1/10	2,400	2,425
Telefonica Europe BV,
7.75%, 9/15/10	925	976
Time Warner, Inc.,
6.88%, 5/1/12	825	883
Verizon Global Funding Corp.,
7.25%, 12/1/10	1,140	1,214
7.38%, 9/1/12	1,600	1,792
Viacom, Inc.,
5.75%, 4/30/11	2,145	2,197
Wal-Mart Stores Inc.,
3.20%, 5/15/14	1,065	1,058
Yum! Brands, Inc.,
8.88%, 4/15/11	850	928
		62,304
U.S. Agency Securities (18.9%)
Federal Home Loan Mortgage Corp.,
2.13%, 3/23/12	8,840	8,926
Federal National Mortgage Association,
4.38%, 3/15/13	42,000	45,205
		54,131
U.S. Treasury Securities (8.4%)
U.S. Treasury Bond STRIPS,
Zero Coupon, 11/15/19 - 11/15/20	18,115	11,565
U.S. Treasury Bonds,
2.50%, 7/15/16	11,010	12,218
3.50%, 2/15/39	200	173
		23,956
Utilities (1.7%)
Columbus Southern Power Co.,
4.40%, 12/1/10	1,250	1,285
Enterprise Products Operating LP,
7.50%, 2/1/11	1,455	1,526

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Utilities (cont'd)
Ohio Power Co.,
0.76%, 4/5/10(h)	$2,025	$2,003
		4,814
Total Fixed Income Securities (Cost $267,948)		272,409

	No. of
	Contracts
Call Options Purchased (0.0%)
EuroDollar 2-Year Mid-Curve Call at $97.75, expiring 9/11/09 (Cost $268) (a)	344	34

	Shares
Short-Term Investments (5.1%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	4,668,784	4,669

	Face Amount
	(000)
U.S. Treasury Securities (3.5%)
U.S. Treasury Bills,
0.11%, 7/23/09 (r)	$5,000	4,999
0.27%, 11/12/09 (j)(r)	5,000	4,996
		9,995
Total Short-Term Investments (Cost $14,663)		14,664
Total Investments (100.5%) (Cost $282,879) +		287,107
Liabilities in Excess of Other Assets (-0.5%)		(1,564)
Net Assets (100%)		$285,543

(a)	Non-income producing security.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2009.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio's investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $76,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $315,118,000 and $325,911,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2009.
+

At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $282,879,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,228,000 of which $4,987,000 related to appreciated securities and $759,000 related to depreciated securities.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
90 Day
EuroDollar	32	$7,762	Jun-11	$(28)
90 Day
EuroDollar	32	7,738	Sep-11	(33)
90 Day
EuroDollar	32	7,715	Dec-11	(35)
90 Day
EuroDollar	32	7,699	Mar-12	(38)
U.S. Treasury
10 yr. Note	170	19,765	Sep-09	351
U.S. Treasury
Long Bond	22	2,604	Sep-09	75
Short:
U.S. Treasury
2 yr. Note	209	45,190	Sep-09	65
U.S. Treasury
5 yr. Note	436	50,017	Sep-09	91
				$448

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
EuroDollar 2-Year Mid-Curve Call at $98.50, expiring 9/11/09	286	$34	$(2)

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Barclays Capital
	3 Month LIBOR	Pay	4.66%	5/27/19	$3,096	$(10)
	3 Month LIBOR	Receive	4.04	5/27/39	710	13
UBS
	3 Month LIBOR + 0.73%	Receive	2.50	7/15/16	12,365	206
	3 Month LIBOR	Pay	4.66	5/27/19	9,039	(23)
	3 Month LIBOR	Receive	4.04	5/27/39	2,092	37
						$223

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Barclays Capital
	$6,220	3 Month LIBOR	Pay	11/15/19	$(262)
Deutsche Bank
	7,050	3 Month LIBOR	Receive	11/15/21	(468)
	4,009	3 Month LIBOR	Pay	11/15/21	(78)
JPMorgan Chase
	186	3 Month LIBOR	Pay	11/15/19	(5)
	4,419	3 Month LIBOR	Pay	11/15/20	(233)
UBS
	1,398	3 Month LIBOR	Pay	11/15/19	(29)
	2,235	3 Month LIBOR	Receive	11/15/19	(141)
					$(1,216)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Assets:
Call Options Purchased	$34	$—	$—	$34
Fixed Income Securities
Agency Bonds — Banking (FDIC Guaranteed)	—	13,789	—	13,789
Agency Fixed Rate Mortgages	—	3,753	—	3,753
Asset Backed Securities	—	37,577	—	37,577
Collateralized Mortgage Obligations — Agency Collateral Series	—	3,073	—	3,073
Finance	—	69,012	—	69,012
Industrials	—	62,304	—	62,304
U.S. Agency Securities	—	54,131	—	54,131
U.S. Treasury Securities	—	23,956	—	23,956
Utilities	—	4,814	—	4,814
Total Fixed Income Securities	—	272,409	—	272,409
Futures Contracts	582	—	—	582
Interest Rate Swap Contracts	—	256	—	256
Short-Term Investments
Investment Company	4,669	—	—	4,669
U.S. Treasury Securities	—	9,995	—	9,995
Total Short-Term Investments	4,669	9,995	—	14,664
Total Assets	5,285	282,660	—	287,945

Liabilities:
Futures Contracts	(134)	—	—	(134)
Interest Rate Swap Contracts	—	(33)	—	(33)
Options Written	(2)	—	—	(2)
Zero Coupon Swap Contracts	—	(1,216)	—	(1,216)
Total Liabilities	(136)	(1,249)	—	(1,385)

Total	$5,149	$281,411	$—	$286,560

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income
Securities
Balance as of 9/30/08	$52,341
Accrued discounts/premiums	—
Realized gain (loss)	(83,181)
Change in unrealized appreciation (depreciation)	77,303
Net purchases (sales)	(43,234)
Net transfers in and/or out of Level 3	(3,229)
Balance as of 6/30/09	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (95.5%)
Finance (10.4%)
Abbey National plc,
7.95%, 10/26/29	$50	$45
Ace INA Holdings, Inc.,
6.70%, 5/15/36	40	40
Aetna, Inc.,
6.63%, 6/15/36	40	36
AIG SunAmerica Global Financing X,
6.90%, 3/15/32(e)	17	8
Allstate Corp. (The),
5.95%, 4/1/36	65	57
6.13%, 12/15/32	30	27
BB&T Corp.,
5.25%, 11/1/19	90	81
Bear Stearns Cos. LLC (The),
7.25%, 2/1/18	45	48
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	95	98
Chubb Corp.,
6.50%, 5/15/38	60	65
Citigroup, Inc.,
5.85%, 12/11/34	225	175
Credit Suisse USA, Inc.,
7.13%, 7/15/32	50	54
Farmers Exchange Capital,
7.05%, 7/15/28(e)	100	69
General Electric Capital Corp.,
5.88%, 1/14/38	420	333
6.15%, 8/7/37	15	12
6.75%, 3/15/32	185	167
Goldman Sachs Group, Inc. (The),
6.13%, 2/15/33	150	140
6.75%, 10/1/37	350	312
HSBC Holdings plc,
6.50%, 5/2/36	235	230
JPMorgan Chase & Co.,
6.40%, 5/15/38	320	322
Kreditanstalt Fuer Wiederaufbau,
Zero Coupon, 4/18/36	150	39
Lincoln National Corp.,
6.30%, 10/9/37	20	14
Merrill Lynch & Co., Inc.,
7.75%, 5/14/38	175	163
MetLife, Inc.,
5.70%, 6/15/35	95	83
10.75%, 8/1/39	30	30
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	15	13
Principal Financial Group, Inc.,
6.05%, 10/15/36	70	55
Prudential Financial, Inc.,
5.90%, 3/17/36	30	24
6.63%, 12/1/37	30	26
Sovereign Bancorp, Inc.,
0.84%, 3/23/10(h)	105	97
Travelers Cos., Inc. (The),
5.80%, 5/15/18	25	26
6.75%, 6/20/36	25	27
Wachovia Corp.,
5.50%, 8/1/35	175	136
Wellpoint, Inc.,
5.95%, 12/15/34	15	12
6.38%, 6/15/37	25	23
		3,087
Industrials (35.9%)
Alcoa, Inc.,
5.95%, 2/1/37	125	85
Altria Group, Inc.,
9.95%, 11/10/38	45	52
10.20%, 2/6/39	80	95
Amgen, Inc.,
6.40%, 2/1/39	210	224
Anheuser-Busch InBev Worldwide, Inc.,
8.00%, 11/15/39(e)	40	44
8.20%, 1/15/39(e)	85	95
Apache Corp.,
6.00%, 1/15/37	75	80
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	5	5
6.45%, 1/15/38	25	27
6.63%, 5/1/29	35	38
AstraZeneca plc,
6.45%, 9/15/37	170	189
AT&T Corp.,
8.00%, 11/15/31	410	475
AT&T, Inc.,
6.40%, 5/15/38	115	113
6.55%, 2/15/39	45	45
Baxter International, Inc.,
6.25%, 12/1/37	85	94
BellSouth Corp.,
6.55%, 6/15/34	80	79
Biogen Idec, Inc.,
6.88%, 3/1/18	40	41
Boeing Co. (The),
6.13%, 2/15/33	70	71
Bristol-Myers Squibb Co.,
5.88%, 11/15/36	40	41
6.13%, 5/1/38	45	49
BSKYB Finance UK plc,
6.50%, 10/15/35(e)	50	44
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19	20	21
Burlington Northern Santa Fe Corp.,
6.15%, 5/1/37	55	55
Canadian Natural Resources Ltd.,
6.25%, 3/15/38	20	20
6.45%, 6/30/33	40	40
6.50%, 2/15/37	10	10
Caterpillar, Inc.,
6.05%, 8/15/36	35	34
Cisco Systems, Inc.,
5.90%, 2/15/39	95	94
Coca-Cola Enterprises, Inc.,
6.95%, 11/15/26	104	114
Comcast Corp.,
6.40%, 5/15/38	140	137
6.45%, 3/15/37	55	54
6.95%, 8/15/37	100	105
ConAgra Foods, Inc.,
7.00%, 10/1/28	20	20
8.25%, 9/15/30	80	89
ConocoPhillips,
5.90%, 5/15/38	100	100
6.50%, 2/1/39	70	75
ConocoPhillips Holding Co.,
6.95%, 4/15/29	105	113
Corning, Inc.,
7.25%, 8/15/36	20	19
CVS Pass-Through Trust,
6.04%, 12/10/28(e)	104	89
8.35%, 7/10/31(e)	15	15
Daimler Finance North America LLC,
8.50%, 1/18/31	60	63

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Delhaize America, Inc.,
9.00%, 4/15/31	$60	$73
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	70	82
Devon Financing Corp. ULC,
7.88%, 9/30/31	70	83
Diageo Capital plc,
5.88%, 9/30/36	65	66
E.I. Du Pont de Nemours & Co.,
6.50%, 1/15/28	15	16
Emerson Electric Co.,
5.00%, 4/15/19	15	15
6.00%, 8/15/32	25	26
6.13%, 4/15/39	20	21
EnCana Corp.,
6.50%, 2/1/38	50	51
6.63%, 8/15/37	45	47
France Telecom S.A.,
8.50%, 3/1/31	90	116
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	155	169
Hess Corp.,
7.13%, 3/15/33	55	55
Hewlett-Packard Co.,
5.50%, 3/1/18	30	32
HJ Heinz Finance Co.,
6.75%, 3/15/32	45	46
Home Depot, Inc.,
5.88%, 12/16/36	85	75
Honeywell International, Inc.,
5.30%, 3/1/18	40	42
International Business Machines Corp.,
5.88%, 11/29/32	60	62
8.00%, 10/15/38	100	130
JC Penney Corp., Inc.,
7.40%, 4/1/37	50	40
Kellogg Co.,
7.45%, 4/1/31	70	84
Koninklijke KPN N.V.,
8.38%, 10/1/30	25	29
Koninklijke Philips Electronics N.V.,
6.88%, 3/11/38	95	102
Kraft Foods, Inc.,
6.88%, 1/26/39	190	202
7.00%, 8/11/37	20	21
Kroger Co. (The),
6.90%, 4/15/38	80	87
Lockheed Martin Corp.,
6.15%, 9/1/36	75	80
Lorillard Tobacco Co.,
8.13%, 6/23/19	85	88
Lowe’s Cos., Inc.,
6.65%, 9/15/37	45	49
Marathon Oil Corp.,
6.60%, 10/1/37	40	39
McDonald’s Corp.,
5.70%, 2/1/39	115	114
Medco Health Solutions, Inc.,
7.13%, 3/15/18	55	58
Merck & Co., Inc.,
5.75%, 11/15/36	40	40
5.85%, 6/30/39	65	67
Monsanto Co.,
5.88%, 4/15/38	30	31
News America, Inc.,
6.40%, 12/15/35	170	149
Nokia OYJ,
6.63%, 5/15/39	80	85
Norfolk Southern Corp.,
7.05%, 5/1/37	80	89
Northrop Grumman Space & Mission Systems Corp.,
7.75%, 6/1/29	10	11
Northrop Grumman Systems Corp.,
7.75%, 2/15/31	65	82
Oracle Corp.,
6.50%, 4/15/38	55	59
Parker Hannifin Corp.,
6.25%, 5/15/38	50	51
Petro-Canada,
5.95%, 5/15/35	55	50
6.80%, 5/15/38	30	29
Pfizer, Inc.,
7.20%, 3/15/39	250	298
Philip Morris International, Inc.,
6.38%, 5/16/38	90	96
Potash Corp. of Saskatchewan, Inc.,
5.88%, 12/1/36	15	14
6.50%, 5/15/19	25	27
Procter & Gamble Co. (The),
5.50%, 2/1/34	190	194
Qwest Corp.,
6.88%, 9/15/33	40	29
Raytheon Co.,
7.00%, 11/1/28	35	39
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	25	20
Rio Tinto Finance USA Ltd.,
7.13%, 7/15/28	30	29
Roche Holdings, Inc.,
7.00%, 3/1/39(e)	170	198
Schering-Plough Corp.,
6.55%, 9/15/37	145	156
Shell International Finance B.V.,
6.38%, 12/15/38	65	71
Sysco Corp.,
5.38%, 9/21/35	10	10
Talisman Energy, Inc.,
7.75%, 6/1/19	25	28
Target Corp.,
7.00%, 1/15/38	100	107
Telecom Italia Capital S.A.,
7.18%, 6/18/19	45	45
7.20%, 7/18/36	190	185
Telefonica Europe B.V.,
8.25%, 9/15/30	160	199
Teva Pharmaceutical Finance LLC,
6.15%, 2/1/36	10	10
Time Warner Cable, Inc.,
6.55%, 5/1/37	145	139
6.75%, 6/15/39	60	59
7.30%, 7/1/38	55	58
Time Warner, Inc.,
6.50%, 11/15/36	125	110
7.70%, 5/1/32	235	231
Transocean, Inc.,
6.80%, 3/15/38	100	107
Union Pacific Corp.,
6.25%, 5/1/34	115	110
United Parcel Service, Inc.,
6.20%, 1/15/38	55	60
United Technologies Corp.,
6.05%, 6/1/36	145	154
6.13%, 7/15/38	10	11

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
UnitedHealth Group, Inc.,
5.80%, 3/15/36	$25	$20
6.88%, 2/15/38	50	47
Vale Overseas Ltd.,
6.88%, 11/21/36	55	52
Valero Energy Corp.,
6.63%, 6/15/37	65	55
9.38%, 3/15/19	40	46
Verizon Communications, Inc.,
5.85%, 9/15/35	135	126
6.40%, 2/15/38	165	162
8.95%, 3/1/39	115	146
VF Corp.,
6.45%, 11/1/37	30	29
Viacom, Inc.,
6.88%, 4/30/36	110	102
7.88%, 7/30/30	35	28
Vivendi,
6.63%, 4/4/18(e)	45	45
Vodafone Group plc,
6.15%, 2/27/37	130	128
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	190	182
6.20%, 4/15/38	20	21
6.50%, 8/15/37	100	112
Weatherford International Ltd.,
7.00%, 3/15/38	60	58
9.63%, 3/1/19	35	41
XTO Energy, Inc.,
6.38%, 6/15/38	55	56
6.75%, 8/1/37	85	89
Yum! Brands, Inc.,
6.88%, 11/15/37	75	76
		10,611
Municipal Bond (0.2%)
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds,
6.18%, 1/1/34	70	72

Sovereign (3.1%)
Federative Republic of Brazil,
8.25%, 1/20/34	350	417
Italian Republic,
5.38%, 6/15/33	55	53
Province of Quebec Canada,
7.50%, 9/15/29	179	220
Republic of Peru,
8.75%, 11/21/33	65	80
United Mexican States,
6.05%, 1/11/40	165	151
		921
U.S. Agency Securities (5.5%)
Federal Home Loan Mortgage Corp.,
6.75%, 3/15/31	630	784
Federal National Mortgage Association,
7.25%, 5/15/30	645	842
		1,626
U.S. Treasury Securities (30.7%)
U.S. Treasury Bond Coupon STRIPS,
Zero Coupon, 11/15/19 - 11/15/21	2,775	1,737
U.S. Treasury Bond Principal STRIPS,
Zero Coupon, 11/15/21	750	435
U.S. Treasury Bonds,
6.13%, 11/15/27	1,335	1,645
6.25%, 8/15/23	549	669
6.63%, 2/15/27	3,350	4,320
U.S. Treasury Inflation Indexed Bonds,
3.63%, 4/15/28	100	161
U.S. Treasury Notes,
2.75%, 2/15/19	58	55
4.75%, 8/15/17	44	48
		9,070
Utilities (9.7%)
Alabama Power Co.,
6.13%, 5/15/38	80	86
Carolina Power & Light Co.,
6.13%, 9/15/33	40	42
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	25	19
Columbus Southern Power Co.,
6.60%, 3/1/33	30	30
Commonwealth Edison Co.,
6.45%, 1/15/38	10	10
Consumers Energy Co.,
5.65%, 4/15/20	40	40
Detroit Edison Co. (The),
6.35%, 10/15/32	90	93
Dominion Resources, Inc.,
7.00%, 6/15/38	85	93
E.ON International Finance B.V.,
6.65%, 4/30/38(e)	150	162
EDF S.A.,
6.95%, 1/26/39(e)	145	163
Enel Finance International S.A.,
6.80%, 9/15/37(e)	100	104
Energy Transfer Partners LP,
9.00%, 4/15/19	40	46
Enterprise Products Operating LLC,
6.65%, 10/15/34	30	29
6.88%, 3/1/33	95	98
Florida Power & Light Co.,
5.63%, 4/1/34	40	41
5.85%, 2/1/33	35	37
5.95%, 10/1/33 - 2/1/38	65	70
Florida Power Corp.,
6.35%, 9/15/37	75	83
Georgia Power Co.,
5.95%, 2/1/39	50	53
Kinder Morgan Energy Partners LP,
6.50%, 2/1/37	65	60
6.95%, 1/15/38	100	97
7.30%, 8/15/33	5	5
Northern States Power Co.,
6.25%, 6/1/36	35	39
Ohio Edison Co.,
6.88%, 7/15/36	145	147
Ohio Power Co.,
6.60%, 2/15/33	110	111
Pacific Gas & Electric Co.,
6.05%, 3/1/34	40	41
6.25%, 3/1/39	65	70
Pacificorp,
5.75%, 4/1/37	40	41
6.00%, 1/15/39	65	68
6.10%, 8/1/36	40	43
6.25%, 10/15/37	85	93
Peco Energy Co.,
5.95%, 10/1/36	25	25
Plains All American Pipeline LP/PAA Finance Corp.,
6.65%, 1/15/37	45	42
6.70%, 5/15/36	75	68
PPL Electric Utilities Corp.,
6.45%, 8/15/37	30	33

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Utilities (cont’d)
Progress Energy, Inc.,
7.00%, 10/30/31	$25	$27
PSEG Power LLC,
8.63%, 4/15/31	90	106
Public Service Co. of Colorado,
6.25%, 9/1/37	75	83
Southern California Edison Co.,
5.55%, 1/15/37	60	60
Spectra Energy Capital LLC,
7.50%, 9/15/38	35	34
Texas Eastern Transmission LP,
7.00%, 7/15/32	55	58
TransCanada Pipelines Ltd.,
6.20%, 10/15/37	95	98
7.63%, 1/15/39	15	17
Virginia Electric & Power Co.,
8.88%, 11/15/38	65	87
		2,852
Total Fixed Income Securities (Cost $27,548)		28,239

	No. of
	Contracts
Call Options Purchased (0.0%)
EuroDollar 2-Year Mid-Curve Call at $97.75, expiring 9/11/09 (a) (Cost $41)	54	5

	Shares
Short-Term Investments (3.9%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (p)	826,655	827

	Face Amount
	(000)
U.S. Treasury Security (1.1%)
U.S. Treasury Bill,
0.27%, 11/12/09 (j)(r)	$315	315
Total Short-Term Investments (Cost $1,142)		1,142
Total Investments (99.4%) (Cost $28,731) +		29,386
Other Assets in Excess of Liabilities (0.6%)		172
Net Assets (100%)		$29,558

(a)	Non-income producing security.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2009.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(p)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended June 30, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $4,000. For the period ended June 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $16,834,000 and $17,182,000, respectively.

(r)	Rate shown is the yield to maturity at June 30, 2009.
@	Value is less than $500.
+

At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $28,731,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $655,000 of which $1,227,000 related to appreciated securities and $572,000 related to depreciated securities.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

Futures Contracts:

The Portfolio had the following futures contract (s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
90 Day
EuroDollar	4	$974	Mar-11	$(3)
90 Day
EuroDollar	4	970	Jun-11	(3)
90 Day
EuroDollar	4	967	Sep-11	(4)
90 Day
EuroDollar	4	964	Dec-11	(4)
U.S. Treasury
5 yr. Note	1	115	Sep-09	—@
U.S. Treasury
10 yr. Note	13	1,512	Sep-09	29
U.S. Treasury
Long Bond	3	355	Sep-09	5
Short:
U.S. Treasury
2 yr. Note	3	649	Sep-09	1
				$21

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
EuroDollar 2-Year Mid-Curve Call at $98.50, expiring 9/11/09	44	$5	$ (—@	)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)
Barclays Capital
	3 Month LIBOR	Pay	4.66%	5/27/19	$594	$(2)
	3 Month LIBOR + 1.35%	Receive	3.63	4/15/28	154	3
	3 Month LIBOR	Receive	4.04	5/27/39	136	2
UBS
	3 Month LIBOR	Pay	4.66	5/27/19	1,735	(4)
	3 Month LIBOR	Receive	4.04	5/27/39	402	7
						$6

Zero Coupon Swap Contracts

The Portfolio had the following zero coupon swap agreement (s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)
Barclays Capital
	$609	3 Month LIBOR	Pay	11/15/19	$(26)
	995	3 Month LIBOR	Receive	11/15/19	(65)
Deutsche Bank
	370	3 Month LIBOR	Pay	11/15/21	(7)
JPMorgan Chase
	276	3 Month LIBOR	Pay	11/15/19	(8)
	256	3 Month LIBOR	Pay	11/15/21	(10)
UBS
	141	3 Month LIBOR	Pay	11/15/19	(3)
	225	3 Month LIBOR	Receive	11/15/19	(14)
					$(133)

LIBOR — London Inter Bank Offer Rate

Morgan Stanley Institutional Fund Trust

Long Duration Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	Observable inputs	unobservable inputs	Total
Assets:
Call Options Purchased	$5	$—	$—	$5
Fixed Income Securities
Finance	—	3,087	—	3,087
Industrials	—	10,611	—	10,611
Municipal Bond	—	72	—	72
Sovereign	—	921	—	921
U.S. Agency Securities	—	1,626	—	1,626
U.S. Treasury Securities	—	9,070	—	9,070
Utilities	—	2,852	—	2,852
Total Fixed Income Securities	—	28,239	—	28,239
Futures Contracts	35	—	—	35
Interest Rate Swap Contracts	—	12	—	12
Short-Term Investments
Investment Company	827	—	—	827
U.S. Treasury Security	—	315	—	315
Total Short-Term Investments	827	315	—	1,142
Total Assets	867	28,566	—	29,433

Liabilities:
Futures Contracts	(14)	—	—	(14)
Interest Rate Swap Contracts	—	(6)	—	(6)
Options Written	(—@ )	—	—	(—@ )
Zero Coupon Swap Contracts	—	(133)	—	(133)
Total Liabilities	(14)	(139)	—	(153)
Total	$853	$28,427	$—	$29,280

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (96.7%)
Collateralized Mortgage Obligations — Agency Collateral Series (0.0%)
Federal National Mortgage Association,
Inv Fl IO REMIC
8.69%, 3/25/23	$360	$34
Government National Mortgage Association,
Inv Fl IO
7.63%, 12/16/25	232	24
7.68%, 5/16/32	155	14
8.23%, 4/16/19 - 12/16/29	542	55
		127
Mortgages — Other (0.1%)
Countrywide Alternative Loan Trust,
0.62%, 12/20/46(h)	2,745	251
WaMu Mortgage Pass Through Certificates,
0.56%, 1/25/47(h)	2,096	217
Washington Mutual Alternative Mortgage Pass Through Certificates,
0.59%, 6/25/46(h)	2,488	208
0.61%, 10/25/46(h)	2,547	215
		891
Municipal Bonds (96.6%)
Alameda County, CA, Joint Powers Authority, Lease, Revenue Bonds (FSA),
5.00%, 12/1/26	3,100	3,079
Alameda Unified School District General Obligation Bonds (FSA),
Zero Coupon, 8/1/33	9,915	2,019
Alaska Railroad Corp., Revenue Bonds (FGIC),
5.00%, 8/1/15	2,680	2,866
Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A,
5.00%, 9/1/18	3,000	3,100
Alvord, CA, Unified School District, 2007 Election, General Obligation Bonds (FSA),
5.00%, 8/1/24 - 8/1/25	4,370	4,461
Amarillo, TX, General Obligation Bonds (MBIA),
5.00%, 5/15/13	1,020	1,132
Arizona State, Series A, COP (FSA),
5.00%, 9/1/26	5,900	5,859
Badger TOB Asset Securitization Corp., WI, Revenue Bonds,
6.13%, 6/1/27	770	837
Berks County, PA, General Obligation Bonds (FGIC),
Zero Coupon, 5/15/19	1,250	778
Brandon School District, MI, General Obligation Bonds (FSA; Q-SBLF),
5.00%, 5/1/16 - 5/1/19	4,230	4,588
Brazos, TX, Harbor Industrial Development Corp., Environmental Facilities, Dow Chemical Project, Revenue Bonds,
5.90%, 5/1/38(h)	2,695	2,229
Brownsville, TX, Utility System, Revenue Bonds (FSA),
5.00%, 9/1/23	1,240	1,294
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
5.38%, 6/1/24(j)	4,655	3,867
California State Public Works Board, Revenue Bonds,
5.25%, 6/1/13	1,150	1,196
5.50%, 6/1/15	1,275	1,323
California State, General Obligation Bonds,
5.25%, 2/1/14	1,375	1,448
Camden, AL, Industrial Development Board, Revenue Bonds,
6.13%, 12/1/24	625	728
Chandler, AZ, Industrial Development Authority, Revenue Bonds,
4.38%, 12/1/35(h)	1,400	1,382
Chawanakee, CA, Unified School District, COP,
6.25%, 11/1/10(h)	1,280	1,285
Chicago, IL, Board of Education, General Obligation Bonds (FSA),
5.00%, 12/1/17	1,010	1,100
Chicago, IL, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/19	4,000	2,655
Chicago, IL, Transit Authority, Revenue Bonds (AGC),
5.25%, 6/1/23 - 6/1/24	6,165	6,487
Children’s Trust Fund, Revenue Bonds,
5.38%, 5/15/33	1,650	1,325
Citizens Property Insurance Corp., FL, Revenue Bonds (MBIA),
5.00%, 3/1/12	3,000	3,062
City of Houston, TX, General Obligation Bonds (MBIA),
5.00%, 3/1/16	1,000	1,116
City of Seattle, WA, Revenue Bonds,
5.00%, 2/1/18	1,795	1,973
Clark County, WA, School District No. 117, Camas, General Obligation Bonds (FSA),
5.00%, 12/1/13	1,500	1,678
Clear Creek, TX, Independent School District (PSFG),
5.65%, 2/15/19	35	35
Cleveland, OH, Income Tax, Bridges & Roadways, Revenue Bonds (AGC),
5.00%, 10/1/25	1,555	1,616
Coachella Valley, Unified School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/30	1,000	243
Colorado E 470 Public Highway Authority, Revenue Bonds (MBIA),
Zero Coupon, 9/1/29	18,900	3,961
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (MBIA),
4.38%, 3/1/14	1,400	1,414
4.50%, 3/1/15	1,600	1,606
4.60%, 3/1/16	1,000	992
Cook County, IL, School District, General Obligation Bonds (MBIA),
Zero Coupon, 12/1/22	4,125	2,024
County of Bexar, TX, General Obligation Bonds (FSA),
5.00%, 6/15/14	1,330	1,494
County of Miami-Dade, FL, Revenue Bonds (FGIC),
5.00%, 8/1/12 - 8/1/13	8,465	9,065
County of Osceola, FL, Revenue Bonds (AMBAC),
5.00%, 10/1/12 - 10/1/13	5,070	5,459
County of Riverside, CA, COP (AMBAC),
5.00%, 11/1/14	3,500	3,832
County of St. Lucie, FL, Transportation Revenue Bonds (AMBAC),
5.00%, 8/1/13	1,000	1,089
Cowlitz County, WA, Public Utility District No. 1 (FGIC),
5.00%, 9/1/11	2,445	2,602
Cranberry Township, PA, General Obligation Bonds (FGIC),
4.80%, 12/1/18	1,310	1,355
Crisp County Development Authority, Revenue Bonds,
5.55%, 2/1/15	200	188
Crown Point, IN, Multi-School Building Corp., Revenue Bonds (MBIA),
Zero Coupon, 1/15/24	5,200	2,349

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Cypress-Fairbanks, TX, Independent School District, General Obligation Bonds (PSFG),
4.80%, 2/15/19	$925	$957
Dearborn, MI, School District, General Obligation Bonds,
5.00%, 5/1/16	2,480	2,599
Denton, TX, Utility System, Revenue Bonds (AMBAC),
5.00%, 12/1/16	315	322
Detroit, MI, City School District, School Building & Site Improvement, General Obligation Bonds (FSA Q-SBLF),
5.00%, 5/1/12	1,000	1,048
Detroit, MI, Sewer Disposal, Revenues Bonds (BHAC; FGIC),
5.25%, 7/1/28	1,560	1,580
5.50%, 7/1/26	475	498
Detroit, MI, Water Supply System, Second Lien, Revenue Bonds (BHAC; FGIC),
5.75%, 7/1/26	8,735	9,329
Director of the State of Nevada Department of Business & Industry, Revenue Bonds,
5.63%, 12/1/26(h)	1,100	1,063
District of Columbia Water & Sewer Authority, Public Utility, Revenue Bonds (AGC),
5.00%, 10/1/26	1,610	1,665
District of Columbia, General Obligation Bonds (FSA),
5.00%, 6/1/16 - 6/1/19(j)	7,325	7,733
Dover, PA, Area School District, General Obligation Bonds (FGIC),
5.00%, 4/1/16	1,000	1,054
Eagle, IN, Union Middle School Building, Revenue Bonds (AMBAC),
4.90%, 7/5/16	1,000	1,056
5.00%, 7/5/17	1,500	1,593
Elizabeth Forward, PA, School District (MBIA),
Zero Coupon, 9/1/11	1,250	1,189
Eureka, CA, Union School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/30	5,090	1,359
Everett, WA, Water & Sewer, Revenue Bonds (MBIA),
5.00%, 7/1/13	1,630	1,814
Florida Municipal Loan Council, Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/13	3,850	4,093
Florida State Board of Education, Revenue Bonds (AMBAC),
5.00%, 7/1/19	2,500	2,590
Florida State Department of Environmental Protection, Revenue Bonds (AMBAC),
5.00%, 7/1/14	3,005	3,200
Florida State Mid-Bay Bridge Authority, Revenue Bonds (AGC),
5.00%, 10/1/22	4,225	4,408
Fontana, CA, Unified School District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/30 - 8/1/32	20,050	4,731
Fort Wayne Hospital Authority, IN, Revenue Bonds (MBIA),
4.70%, 11/15/11	520	531
Georgetown County, SC, Pollution Control Facility, Revenue Bonds,
5.13%, 2/1/12	725	712
Gilliam County, OR, Solid Waste Disposal, Revenue Bonds,
4.88%, 7/1/38(h)	1,400	1,374
Girard Area, PA, School District, General Obligation Bonds (FGIC),
Zero Coupon, 10/1/18 - 10/1/19	950	608
Grand Prairie, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/14	2,240	1,979
Greenville, MI, Public Schools, General Obligation Bonds (FSA; Q-SBLF),
5.00%, 5/1/16 - 5/1/18	2,645	2,887
Greenwood Fifty School Facilities, Inc., SC, Installment Purchase, Revenue Bonds (AGC),
5.00%, 12/1/11	1,000	1,060
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds,
4.55%, 4/1/12	830	800
Harris County, TX, Health Facilities Development Corp., Thermal Utilities, Revenue Bonds (AGC),
5.25%, 11/15/24 - 11/15/25	7,480	7,420
Harvey County, KS, Unified School District No. 373 Newton Refunding & Improvement (MBIA),
5.00%, 9/1/19	2,630	2,768
Hawaii State, COP, General Obligation Bonds (AMBAC),
4.80%, 5/1/12	1,275	1,289
Houston, TX, Community College System, Revenue Bonds (AMBAC),
4.00%, 4/15/12	1,465	1,561
Houston, TX, Hotel Occupancy, Revenue Bonds (FSA; AMBAC),
Zero Coupon, 9/1/25 - 9/1/26	14,175	5,182
Houston, TX, Utility System, Revenue Bonds (FGIC),
5.00%, 11/15/13	1,000	1,101
Houston, TX, Water & Sewer System, Revenue Bonds (FSA),
Zero Coupon, 12/1/25	3,475	1,477
Illinois Finance Authority, Edward Hospital, Revenue Bonds (AMBAC),
6.00%, 2/1/23 - 2/1/26	2,455	2,477
Illinois Finance Authority, Gas Supply, Revenue Bonds,
3.75%, 2/1/33(h)	5,150	5,099
Illinois Finance Authority, Northwestern Memorial Hospital, Revenue Bonds,
5.00%, 8/15/16	1,890	2,012
Illinois Health Facilities Authority, Revenue Bonds (MBIA),
5.00%, 11/15/12	1,000	1,005
Illinois Municipal Electric Agency, Revenue Bonds (FGIC),
5.00%, 2/1/13 - 2/1/15	2,065	2,236
Indiana Port Commission, Revenue Bonds,
4.10%, 5/1/12	3,450	3,581
Indiana State Development Finance Authority, Revenue Bonds,
4.70%, 10/1/31(h)	100	93
Indiana Transportation Finance Authority, Highway Revenue Bonds (AMBAC),
Zero Coupon, 12/1/16	1,695	1,274
Indio, CA, Redevelopment Agency, Tax Allocation,
5.00%, 8/15/24	1,470	1,324
5.13%, 8/15/25	2,015	1,828
Intermountain Power Agency, UT, Power Supply, Revenue Bonds,
Zero Coupon, 7/1/17	1,750	1,283
Iowa Finance Authority, Private University, Revenue Bonds (CIFG),
5.00%, 4/1/13	1,210	1,199

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Kendall & Kane Counties, IL, Community School District No. 115, Yorkville, General Obligation Bonds (AGC),
5.00%, 2/1/27	$1,845	$1,888
Kendall, Kane & Will Counties, IL, Community School District No. 308, General Obligation Bonds (FSA),
Zero Coupon, 2/1/23 - 2/1/27	20,770	9,232
Kentucky Asset Liability Commission, KY, Revenue Bonds (MBIA),
5.00%, 9/1/14	1,800	2,003
Lake County, IL, Community Consolidated School District, General Obligation Bonds (FGIC),
Zero Coupon, 12/1/19 - 12/1/21	12,775	7,637
Lansing, MI, Board of Water & Light, Revenue Bonds,
5.00%, 7/1/24	1,000	1,035
Las Vegas, NV, Redevelopment Agency, Revenue Bonds,
6.25%, 6/15/16	1,475	1,524
Lexington County, SC, Revenue Bonds,
5.00%, 11/1/16	165	171
Long Beach, CA, Community College District, General Obligation Bonds (FGIC),
Zero Coupon, 5/1/14	2,465	2,120
Long Island, NY, Power Authority Electric System, Revenue Bonds (FSA),
Zero Coupon, 6/1/16	3,700	2,880
Los Angeles, CA, Unified School District, General Obligation Bonds,
5.25%, 7/1/22	3,200	3,328
Louisiana Correctional Facilities Corp., LA, Revenue Bonds (AMBAC),
5.00%, 9/1/12	1,230	1,321
Louisiana Local Government Environmental Facilities, Community Development Authority, Revenue Bonds, Bossier City Public Improvement Projects (AMBAC),
5.00%, 11/1/13 - 11/1/15	2,520	2,720
Louisiana Offshore Terminal Authority, LA, Revenue Bonds,
4.30%, 10/1/37(h)	2,850	2,876
Lubbock, TX, General Obligation Bonds (FSA),
5.00%, 2/15/14	1,355	1,509
Madera, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/26 - 8/1/28	7,000	2,220
Madison & Jersey Counties, IL, Unit School District, General Obligation Bonds (FSA),
Zero Coupon, 12/1/20	2,900	1,666
Maricopa County, AZ, Pollution Control,
4.00%, 1/1/38(h)	350	350
6.00%, 5/1/14(h)	1,400	1,408
Massachusetts State Development Financing Agency, Resource Recovery, Waste Management, Inc. Project, Revenue Bonds,
6.90%, 12/1/29(h)	250	253
Massachusetts State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
4.80%, 7/1/12	1,665	1,661
Memphis-Shelby Sports Authority, Inc., Revenue Bonds, Memphis Arena Project (MBIA),
5.00%, 11/1/13	1,410	1,513
Merced City, CA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/29	4,665	1,268
Merrillville, IN, Multi School Building Corp., Revenue Bonds,
5.00%, 1/15/17 - 7/15/17	2,545	2,685
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds (MBIA),
Zero Coupon, 6/15/20 - 12/15/23	5,175	2,798
Miami-Dade County School Board, FL, COP, General Obligation Bonds (FGIC),
5.00%, 5/1/13	5,995	6,327
Michigan City, IN, Area-Wide School Building Corp., Revenue Bonds (FGIC),
Zero Coupon, 1/15/17 - 1/15/20	6,750	4,666
Michigan State Strategic Fund, Michigan House of Representatives Facilities, Revenue Bonds (AGC),
5.25%, 10/15/23	1,485	1,581
Michigan State Strategic Fund, Solid Waste Management Project, Revenue Bonds (GTY AGMT),
4.63%, 12/1/12	275	265
Milwaukee, WI, Sewer, Revenue Bonds (AMBAC),
4.88%, 6/1/19	2,070	2,134
Monmouth County, NJ, Improvement Authority, Revenue Bonds (AMBAC),
5.00%, 12/1/16 - 12/1/17	3,010	3,161
Montour, PA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 1/1/13	300	276
Mount San Antonio, CA, Community College District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/16 - 8/1/17	27,555	21,118
Murrieta Valley, CA, Unified School District, Public Financing Authority, General Obligation Bonds (FSA),
Zero Coupon, 9/1/24 - 9/1/30	15,100	4,554
Nebraska Public Power District, Revenue Bonds (FSA),
5.00%, 1/1/13	2,000	2,172
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp., Revenue Bonds,
5.00%, 7/1/27	1,690	1,571
New Mexico Finance Authority, Revenue Bonds (MBIA),
5.00%, 6/15/13 - 6/15/14	2,200	2,399
New Orleans, LA, Audubon Commission, General Obligation Bonds (FSA),
5.00%, 10/1/13	1,695	1,887
New York City, NY, Industrial Development Agency, Revenue Bonds (FSA),
6.00%, 11/1/15	1,220	1,222
New York State Dormitory Authority, Lease Revenue Bonds,
5.25%, 7/1/32(h)	750	795
New York State Dormitory Authority, Revenue Bonds,
6.00%, 11/15/23(h)	970	1,045
Noblesville, IN, High School Building Corp., Revenue Bonds (AMBAC),
Zero Coupon, 2/15/19	1,850	1,104
5.00%, 7/10/13	2,475	2,713
North Side, IN, High School Building Corp., Revenue Bonds (FSA),
5.25%, 7/15/13	2,910	3,312
North Slope Borough, AK, General Obligation Bonds (MBIA),
Zero Coupon, 6/30/12	2,900	2,701
North Texas Tollway Authority, Revenue Bonds (AGC),
Zero Coupon, 1/1/34 - 1/1/36	41,900	8,413
Northwest Allen County, Middle School Building Corp. (FSA),
5.00%, 7/15/16 - 7/15/19	4,595	4,920
Norwalk-LA Mirada, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25	8,900	3,169

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Ohio State, Solid Waste, Revenue Bonds,
4.25%, 4/1/33(h)	$700	$641
Ohio State, Water Development Authority, Pollution Control Facilities, First Energy, Revenue Bonds,
5.88%, 6/1/16(h)	865	883
Okemos, MI, Public School District, General Obligation Bonds (MBIA; Q-SBLF),
Zero Coupon, 5/1/15	900	727
Pajaro Valley, CA, Unified School District, COP, General Obligation Bonds (FSA),
Zero Coupon, 8/1/27	2,220	721
Palm Beach County School Board, FL, COP, General Obligation Bonds (FGIC),
5.00%, 8/1/11 - 8/1/12	7,770	8,291
Palm Beach County School Board, FL, COP, General Obligation Bonds (MBIA),
5.00%, 8/1/12 - 8/1/13	7,280	7,816
Palomar Pomerado Health (MBIA),
Zero Coupon, 8/1/16 - 8/1/19	11,170	7,208
Penn Hills Municipality, PA, General Obligation Bonds,
Zero Coupon, 6/1/12 - 12/1/13	2,115	1,793
Pennsylvania Convention Center Authority, Revenue Bonds (FGIC),
6.70%, 9/1/16	500	575
Pennsylvania State Financing Authority, Aliquippa School District, Revenue Bonds,
Zero Coupon, 6/1/12	685	626
Philadelphia, PA, Authority for Industrial Development (FGIC),
5.00%, 10/1/11 - 10/1/13	18,040	18,500
Philadelphia, PA, Authority for Industrial Development (FSA),
5.00%, 2/15/15	2,150	2,370
Philadelphia, PA, Water & Wastewater, Revenue Bonds (AMBAC),
5.00%, 8/1/12 - 8/1/13	6,005	6,484
Piedmont Municipal Power Agency, Electric, Revenue Bonds (AGC),
5.00%, 1/1/25	1,945	1,948
Piedmont, SC, Municipal Power Agency, Revenue Bonds (AMBAC),
Zero Coupon, 1/1/31 - 1/1/32	22,300	5,468
Pittsburgh, PA, Urban Redevelopment Authority, Revenue Bonds (FGIC),
Zero Coupon, 9/1/26	8,480	2,672
Pittsburgh, PA, Water & Sewer Authority, Water & Sewer System, Revenue Bonds (FSA),
5.00%, 9/1/13	1,000	1,095
Puerto Rico Sales Tax Financing Corp., Revenue Bonds,
5.00%, 8/1/11(h)	2,895	2,930
Redding, CA, Electric System, COP, Revenue Bonds (FSA),
5.00%, 6/1/26	2,250	2,187
Regional Transportation District, CO, COP (AMBAC),
5.00%, 12/1/12	5,540	5,915
Rescue Union School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27	2,000	609
Richland County, SC, Revenue Bonds,
6.10%, 4/1/23	725	645
Rincon Valley, CA, Union School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/32 - 8/1/35	9,675	1,800
Robinson Township, PA, Municipal Authority, Revenue Bonds,
6.90%, 5/15/18	35	41
Saginaw, MI, Hospital Financing Authority, Revenue Bonds (MBIA),
5.38%, 7/1/19	1,265	1,246
Sam Rayburn, TX, Municipal Power Agency, Revenue Bonds,
6.00%, 10/1/21	650	651
Sanger, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/19	1,255	848
Santa Ana, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/19 - 8/1/20	5,475	3,070
Seminole County, FL, School Board, COP (AMBAC),
5.00%, 7/1/12	4,070	4,323
Spring, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 8/15/19	1,760	1,811
Steel Valley, PA, Allegheny County School District, General Obligation Bonds,
Zero Coupon, 11/1/11 - 11/1/17	1,820	1,537
Tallahassee Blueprint 2000 Intergovernmental Agency, Revenue Bonds (MBIA),
5.00%, 10/1/13 - 10/1/14	3,105	3,387
Tarrant County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 2/15/14 - 2/15/17	2,100	2,182
Texas State Turnpike Authority, Revenue Bonds (AMBAC),
Zero Coupon, 8/15/18	5,700	3,336
Tobacco Securitization Authority of Northern California, Asset Backed Revenue Bonds, Series A-1,
4.75%, 6/1/23	5,190	4,077
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds,
6.50%, 6/1/26	805	798
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds,
5.50%, 5/15/30	1,350	1,299
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds,
6.00%, 6/1/23	1,220	1,161
Traverse City, MI, Public Schools (FSA),
5.00%, 5/1/16 - 5/1/19	7,840	8,664
Twin Rivers Unified School District, CA, General Obligation Bonds,
Zero Coupon, 4/1/14	2,950	2,297
Union Elementary School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27 - 9/1/28	8,000	2,607
University of Utah, COP, General Obligation Bonds (AMBAC),
5.00%, 12/1/11 - 12/1/13	4,040	4,454
Upper Darby Township, PA, General Obligation Bonds (AMBAC),
Zero Coupon, 7/15/11	525	501
Utah County, UT, Environmental Improvement, Revenue Bonds,
5.05%, 11/1/17	170	173
Victor Elementary School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 2/1/30	2,100	529
Virginia State Peninsula Regional Jail Authority, Regional Jail Facilities, Revenue Bonds (MBIA),
5.00%, 10/1/12 - 10/1/13	2,705	2,942

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Warren, MI, Consolidated School District, General Obligation Bonds (Q-SBLF),
4.15%, 5/1/14	$1,000	$1,048
Washington State Health Care Facilities, (Providence Health), Revenue Bonds (FSA),
5.25%, 10/1/33	2,475	2,497
Washington State Motor Vehicle Fuel Facilities, General Obligation Bonds (AMBAC),
Zero Coupon, 6/1/14 - 6/1/16	8,160	6,826
Washington State Recreational Facilities, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/17	6,900	5,225
Washoe County, NV, General Obligation Bonds (FSA),
Zero Coupon, 7/1/18	4,235	2,961
Washoe County, NV, School District, School Improvement, General Obligation Bonds,
4.75%, 6/1/26	1,405	1,409
5.00%, 6/1/28	2,250	2,289
West Contra Costa, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25 - 8/1/27	23,200	7,029
West Virginia University, Revenue Bonds (AMBAC),
Zero Coupon, 4/1/22 - 4/1/24	2,000	991
Westfield High School Building Corp., IN, Revenue Bonds (FSA),
5.00%, 1/10/13	1,285	1,402
William S. Hart Union High School District, CA, General Obligation Bonds (FSA),
Zero Coupon, 9/1/21 - 9/1/28	18,290	7,938
Winnebago County, IL, School District, General Obligation Bonds (FSA),
Zero Coupon, 1/1/14	3,600	3,000
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
5.63%, 2/15/12	1,000	1,063
Yosemite, CA, Community College District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/22 - 8/1/25	11,455	4,941
		530,260
Total Fixed Income Securities (Cost $548,984)		531,278

	Shares
Preferred Stocks (1.2%)
Finance (1.2%)
ABN AMRO North America Capital Funding Trust I, 6.97% (e)(h)(l)	5,875	2,364
Federal Home Loan Mortgage Corp., 4.68% (a)(h)(l)	19,000	20
Federal Home Loan Mortgage Corp., 5.16% (a)(h)(l)	89,800	90
International Lease Finance Corp., 4.70% (h)(l)	31	620
Lehman Brothers Holdings, Inc. 7.95% (a)(b)(l)	103,500	4
Pitney Bowes International Holdings, Inc., 4.87% (a)(h)(l)	34	3,393
Total Preferred Stocks (Cost $18,689)		6,491
Total Investments (97.9%) (Cost $567,673) +		537,769
Other Assets in Excess of Liabilities (2.1%)		11,304
Net Assets (100%)		$549,073

(a)	Non-income producing security.
(b)	Issuer is in default.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on June 30, 2009.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)	Security has been deemed illiquid at June 30, 2009.
+

At June 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $567,673,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $29,904,000 of which $14,186,000 related to appreciated securities and $44,090,000 related to depreciated securities.

AGC	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guarantee
COP	Certificate of Participation
GTYAGMT	Guaranty Agreement
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2009.
IO	Interest Only
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed
Q-SBLF	Qualified State Bond Loan Fund
REMIC	Real Estate Mortgage Investment Conduit
TOB	Tender Offer Bonds

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
5 yr. Note	475	$54,492	Sep-09	$(179)
U.S. Treasury
10 yr. Note	513	59,644	Sep-09	1,215
Short:
U.S. Treasury
2 yr. Note	81	17,514	Sep-09	(12)
U.S. Treasury
Long Bond	1,305	154,459	Sep-09	(2,113)
				$(1,089)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Investment Type	prices	observable inputs	unobservable inputs	Total
Assets:
Fixed Income Securities
Collateralized Mortgage Obligations — Agency Collateral Series	$—	$127	$—	$127
Mortgages — Other	—	891	—	891
Municipal Bonds	—	530,260	—	530,260
Total Fixed Income Securities	—	531,278	—	531,278
Futures Contracts	1,215	—	—	1,215
Preferred Stocks
Finance	114	6,377	—	6,491
Total Preferred Stocks	114	6,377	—	6,491
Total Assets	1,329	537,655	—	538,984

Liabilities:
Futures Contracts	(2,304)	—	—	(2,304)
Total Liabilities	(2,304)	—	—	(2,304)
Total	$(975)	$537,655	$—	$536,680

Morgan Stanley Institutional Fund Trust

Municipal Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2009 (unaudited)

Fair Value Measurement Information: (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Fixed Income
Securities
Balance as of 9/30/08	$3,469
Accrued discounts/premiums	(30)
Realized gain (loss)	(24,985)
Change in unrealized appreciation (depreciation)	23,944
Net purchases (sales)	(203)
Net transfers in and/or out of Level 3	(2,195)
Balance as of 6/30/09	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—

Notes to Portfolio of Investments

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees (the “Trustees”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and executive director officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund Trust

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	August 20, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	August 20, 2009